UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class A : FCNAX

This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	0.99%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.8
Specialty Retail	23.1
Hotels, Restaurants & Leisure	17.5
Automobiles	17.5
Textiles, Apparel & Luxury Goods	6.1
Household Durables	4.4
Automobile Components	2.7
Building Products	0.8
Consumer Staples Distribution & Retail	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
Bailiwick Of Jersey - 1.9
Canada - 1.8
Brazil - 0.8
United Kingdom - 0.3
Switzerland - 0.3
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.9
Tesla Inc	16.2
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.1
TJX Cos Inc/The	2.5
Hilton Worldwide Holdings Inc	2.4
McDonald's Corp	2.4
Dick's Sporting Goods Inc	2.2
Booking Holdings Inc	2.0
Tempur Sealy International Inc	2.0
63.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915203.100    185-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class M : FCLTX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.24%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	24.5
Machinery	22.1
Electrical Equipment	13.6
Ground Transportation	10.6
Building Products	10.3
Trading Companies & Distributors	6.8
Construction & Engineering	3.6
Commercial Services & Supplies	2.9
Professional Services	2.6
Others	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	6.7
GE Vernova Inc	5.6
Howmet Aerospace Inc	5.4
Parker-Hannifin Corp	4.5
Boeing Co	3.9
Ingersoll Rand Inc	3.8
Trane Technologies PLC	3.6
Union Pacific Corp	3.5
TransDigm Group Inc	3.5
Eaton Corp PLC	3.2
43.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915199.100    194-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class I : FHCIX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.67%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	31.1
Biotechnology	25.0
Health Care Providers & Services	21.1
Pharmaceuticals	10.1
Life Sciences Tools & Services	9.6
Health Care Technology	2.8
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Preferred Securities - 0.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 3.4
Belgium - 1.9
Denmark - 1.4
Canada - 0.9
United Kingdom - 0.3
China - 0.2
Germany - 0.2
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	11.6
Boston Scientific Corp	11.4
Eli Lilly & Co	5.0
Penumbra Inc	4.8
Danaher Corp	4.6
Masimo Corp	3.3
Insulet Corp	3.3
Stryker Corp	3.3
Argenx SE ADR	2.6
Thermo Fisher Scientific Inc	2.5
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915190.100    271-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class I : FBTIX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.71%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.7
Pharmaceuticals	2.5
Health Care Technology	0.3
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.4
Netherlands - 6.0
Denmark - 3.7
Canada - 1.9
Belgium - 0.7
China - 0.2
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	23.2
Regeneron Pharmaceuticals Inc	6.9
Amgen Inc	6.5
Alnylam Pharmaceuticals Inc	5.6
Argenx SE ADR	4.9
Vertex Pharmaceuticals Inc	4.1
Ascendis Pharma A/S ADR	3.7
Vaxcyte Inc	2.2
Gilead Sciences Inc	2.0
Viridian Therapeutics Inc	2.0
61.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915228.100    116-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class I : FUGIX

This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.72%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	61.6
Multi-Utilities	21.6
Independent Power and Renewable Electricity Producers	7.7
Gas Utilities	1.9
Electrical Equipment	0.8
Semiconductors & Semiconductor Equipment	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	9.5
Duke Energy Corp	8.6
Constellation Energy Corp	6.7
Vistra Corp	5.4
Sempra	5.2
Exelon Corp	4.8
Entergy Corp	4.6
Ameren Corp	4.3
CenterPoint Energy Inc	3.9
Xcel Energy Inc	3.8
56.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915210.100    206-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class I : FELIX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	91.2
Technology Hardware, Storage & Peripherals	3.0
Software	0.6
Electronic Equipment, Instruments & Components	0.4
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.4
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.7
Taiwan - 8.2
China - 4.9
Netherlands - 3.1
Israel - 2.0
Japan - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	22.3
Broadcom Inc	12.4
Marvell Technology Inc	7.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	7.4
Monolithic Power Systems Inc	4.9
Lam Research Corp	4.9
NXP Semiconductors NV	4.9
Micron Technology Inc	4.8
GlobalFoundries Inc	4.2
ON Semiconductor Corp	3.4
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915243.100    121-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class A : FHEAX

This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.05%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.2
Residential REITs	13.8
Industrial REITs	13.5
Retail REITs	13.4
Real Estate Management & Development	11.0
Health Care REITs	10.4
Office REITs	1.9
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.3
Prologis Inc	9.1
American Tower Corp	7.1
CBRE Group Inc Class A	7.0
Ventas Inc	6.3
Welltower Inc	4.1
Public Storage Operating Co	4.0
Crown Castle Inc	3.7
Sun Communities Inc	3.5
CubeSmart	3.4
57.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915247.100    1128-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class C : FNRCX

This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.73%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	83.9
Energy Equipment & Services	14.4
Independent Power and Renewable Electricity Producers	3.3
Machinery	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 102.8
Short-Term Investments and Net Other Assets (Liabilities) - (2.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.5
Canada - 12.0
United Kingdom - 3.2
Norway - 0.2
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.1
Cheniere Energy Inc	5.7
Chevron Corp	5.7
Energy Transfer LP	5.6
Cenovus Energy Inc	5.1
Schlumberger NV	4.6
Canadian Natural Resources Ltd	4.5
Marathon Petroleum Corp	4.4
Valero Energy Corp	3.6
Occidental Petroleum Corp	3.3
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915221.100    528-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class Z : FIKCX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.56%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	31.1
Biotechnology	25.0
Health Care Providers & Services	21.1
Pharmaceuticals	10.1
Life Sciences Tools & Services	9.6
Health Care Technology	2.8
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Preferred Securities - 0.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 3.4
Belgium - 1.9
Denmark - 1.4
Canada - 0.9
United Kingdom - 0.3
China - 0.2
Germany - 0.2
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	11.6
Boston Scientific Corp	11.4
Eli Lilly & Co	5.0
Penumbra Inc	4.8
Danaher Corp	4.6
Masimo Corp	3.3
Insulet Corp	3.3
Stryker Corp	3.3
Argenx SE ADR	2.6
Thermo Fisher Scientific Inc	2.5
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915192.100    3294-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class M : FACPX

This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.26%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.8
Specialty Retail	23.1
Hotels, Restaurants & Leisure	17.5
Automobiles	17.5
Textiles, Apparel & Luxury Goods	6.1
Household Durables	4.4
Automobile Components	2.7
Building Products	0.8
Consumer Staples Distribution & Retail	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
Bailiwick Of Jersey - 1.9
Canada - 1.8
Brazil - 0.8
United Kingdom - 0.3
Switzerland - 0.3
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.9
Tesla Inc	16.2
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.1
TJX Cos Inc/The	2.5
Hilton Worldwide Holdings Inc	2.4
McDonald's Corp	2.4
Dick's Sporting Goods Inc	2.2
Booking Holdings Inc	2.0
Tempur Sealy International Inc	2.0
63.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915204.100    195-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class Z : FIKBX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.61%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.0
Capital Markets	21.6
Financial Services	20.4
Insurance	17.6
Consumer Finance	7.0
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 3.1
Puerto Rico - 1.6
Grand Cayman (UK Overseas Ter) - 0.5
Mexico - 0.4

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.5
Wells Fargo & Co	6.5
Bank of America Corp	4.9
Citigroup Inc	4.4
Reinsurance Group of America Inc	3.7
Chubb Ltd	2.5
Morgan Stanley	2.4
Visa Inc Class A	2.2
Apollo Global Management Inc	2.2
Discover Financial Services	2.1
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915197.100    3293-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class Z : FIKHX

This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.55%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	40.1
Software	23.0
Technology Hardware, Storage & Peripherals	18.3
IT Services	6.2
Communications Equipment	3.6
Broadline Retail	1.9
Ground Transportation	1.4
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.9
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 1.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
China - 3.4
Canada - 2.3
Taiwan - 2.1
Netherlands - 0.9
India - 0.2
Israel - 0.0
Korea (South) - 0.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.0
Apple Inc	16.2
Microsoft Corp	9.5
Marvell Technology Inc	4.9
Servicenow Inc	3.8
Cisco Systems Inc	3.6
NXP Semiconductors NV	3.3
ON Semiconductor Corp	2.7
Okta Inc Class A	2.5
Salesforce Inc	2.5
69.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915216.100    3297-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class A : FACDX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.92%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	31.1
Biotechnology	25.0
Health Care Providers & Services	21.1
Pharmaceuticals	10.1
Life Sciences Tools & Services	9.6
Health Care Technology	2.8
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Preferred Securities - 0.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 3.4
Belgium - 1.9
Denmark - 1.4
Canada - 0.9
United Kingdom - 0.3
China - 0.2
Germany - 0.2
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	11.6
Boston Scientific Corp	11.4
Eli Lilly & Co	5.0
Penumbra Inc	4.8
Danaher Corp	4.6
Masimo Corp	3.3
Insulet Corp	3.3
Stryker Corp	3.3
Argenx SE ADR	2.6
Thermo Fisher Scientific Inc	2.5
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915188.100    177-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class C : FAFCX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 97	1.76%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.0
Capital Markets	21.6
Financial Services	20.4
Insurance	17.6
Consumer Finance	7.0
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 3.1
Puerto Rico - 1.6
Grand Cayman (UK Overseas Ter) - 0.5
Mexico - 0.4

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.5
Wells Fargo & Co	6.5
Bank of America Corp	4.9
Citigroup Inc	4.4
Reinsurance Group of America Inc	3.7
Chubb Ltd	2.5
Morgan Stanley	2.4
Visa Inc Class A	2.2
Apollo Global Management Inc	2.2
Discover Financial Services	2.1
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915196.100    284-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class I : FCLIX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.72%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	24.5
Machinery	22.1
Electrical Equipment	13.6
Ground Transportation	10.6
Building Products	10.3
Trading Companies & Distributors	6.8
Construction & Engineering	3.6
Commercial Services & Supplies	2.9
Professional Services	2.6
Others	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	6.7
GE Vernova Inc	5.6
Howmet Aerospace Inc	5.4
Parker-Hannifin Corp	4.5
Boeing Co	3.9
Ingersoll Rand Inc	3.8
Trane Technologies PLC	3.6
Union Pacific Corp	3.5
TransDigm Group Inc	3.5
Eaton Corp PLC	3.2
43.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915200.100    204-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class C : FBTCX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.70%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.7
Pharmaceuticals	2.5
Health Care Technology	0.3
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.4
Netherlands - 6.0
Denmark - 3.7
Canada - 1.9
Belgium - 0.7
China - 0.2
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	23.2
Regeneron Pharmaceuticals Inc	6.9
Amgen Inc	6.5
Alnylam Pharmaceuticals Inc	5.6
Argenx SE ADR	4.9
Vertex Pharmaceuticals Inc	4.1
Ascendis Pharma A/S ADR	3.7
Vaxcyte Inc	2.2
Gilead Sciences Inc	2.0
Viridian Therapeutics Inc	2.0
61.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915226.100    114-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class I : FHEIX

This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.79%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.2
Residential REITs	13.8
Industrial REITs	13.5
Retail REITs	13.4
Real Estate Management & Development	11.0
Health Care REITs	10.4
Office REITs	1.9
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.3
Prologis Inc	9.1
American Tower Corp	7.1
CBRE Group Inc Class A	7.0
Ventas Inc	6.3
Welltower Inc	4.1
Public Storage Operating Co	4.0
Crown Castle Inc	3.7
Sun Communities Inc	3.5
CubeSmart	3.4
57.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915250.100    1132-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class Z : FIKGX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.57%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	91.2
Technology Hardware, Storage & Peripherals	3.0
Software	0.6
Electronic Equipment, Instruments & Components	0.4
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.4
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.7
Taiwan - 8.2
China - 4.9
Netherlands - 3.1
Israel - 2.0
Japan - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	22.3
Broadcom Inc	12.4
Marvell Technology Inc	7.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	7.4
Monolithic Power Systems Inc	4.9
Lam Research Corp	4.9
NXP Semiconductors NV	4.9
Micron Technology Inc	4.8
GlobalFoundries Inc	4.2
ON Semiconductor Corp	3.4
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915246.100    3296-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class M : FAUFX

This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.24%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	61.6
Multi-Utilities	21.6
Independent Power and Renewable Electricity Producers	7.7
Gas Utilities	1.9
Electrical Equipment	0.8
Semiconductors & Semiconductor Equipment	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	9.5
Duke Energy Corp	8.6
Constellation Energy Corp	6.7
Vistra Corp	5.4
Sempra	5.2
Exelon Corp	4.8
Entergy Corp	4.6
Ameren Corp	4.3
CenterPoint Energy Inc	3.9
Xcel Energy Inc	3.8
56.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915209.100    196-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class M : FAGNX

This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.23%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	83.9
Energy Equipment & Services	14.4
Independent Power and Renewable Electricity Producers	3.3
Machinery	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 102.8
Short-Term Investments and Net Other Assets (Liabilities) - (2.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.5
Canada - 12.0
United Kingdom - 3.2
Norway - 0.2
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.1
Cheniere Energy Inc	5.7
Chevron Corp	5.7
Energy Transfer LP	5.6
Cenovus Energy Inc	5.1
Schlumberger NV	4.6
Canadian Natural Resources Ltd	4.5
Marathon Petroleum Corp	4.4
Valero Energy Corp	3.6
Occidental Petroleum Corp	3.3
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915218.100    226-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class A : FANAX

This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.98%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	83.9
Energy Equipment & Services	14.4
Independent Power and Renewable Electricity Producers	3.3
Machinery	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 102.8
Short-Term Investments and Net Other Assets (Liabilities) - (2.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.5
Canada - 12.0
United Kingdom - 3.2
Norway - 0.2
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.1
Cheniere Energy Inc	5.7
Chevron Corp	5.7
Energy Transfer LP	5.6
Cenovus Energy Inc	5.1
Schlumberger NV	4.6
Canadian Natural Resources Ltd	4.5
Marathon Petroleum Corp	4.4
Valero Energy Corp	3.6
Occidental Petroleum Corp	3.3
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915219.100    247-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class M : FWRTX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	20.3
Retail REITs	18.6
Specialized REITs	17.5
Industrial REITs	17.5
Real Estate Management & Development	11.8
Health Care REITs	9.5
Diversified REITs	3.6
Office REITs	0.5
Hotel & Resort REITs	0.4
Others	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.6
United Kingdom - 7.7
Australia - 5.7
Canada - 2.8
Singapore - 2.8
France - 2.1
Sweden - 1.9
Germany - 1.5
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	6.7
Welltower Inc	5.1
Ventas Inc	3.2
Public Storage Operating Co	3.2
Kimco Realty Corp	3.2
Digital Realty Trust Inc	3.0
UDR Inc	2.9
Equity Residential	2.7
NNN REIT Inc	2.6
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915337.100    2851-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class A : FUGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	0.99%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	61.6
Multi-Utilities	21.6
Independent Power and Renewable Electricity Producers	7.7
Gas Utilities	1.9
Electrical Equipment	0.8
Semiconductors & Semiconductor Equipment	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	9.5
Duke Energy Corp	8.6
Constellation Energy Corp	6.7
Vistra Corp	5.4
Sempra	5.2
Exelon Corp	4.8
Entergy Corp	4.6
Ameren Corp	4.3
CenterPoint Energy Inc	3.9
Xcel Energy Inc	3.8
56.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915208.100    186-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class I : FCNIX

This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.73%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.8
Specialty Retail	23.1
Hotels, Restaurants & Leisure	17.5
Automobiles	17.5
Textiles, Apparel & Luxury Goods	6.1
Household Durables	4.4
Automobile Components	2.7
Building Products	0.8
Consumer Staples Distribution & Retail	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
Bailiwick Of Jersey - 1.9
Canada - 1.8
Brazil - 0.8
United Kingdom - 0.3
Switzerland - 0.3
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.9
Tesla Inc	16.2
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.1
TJX Cos Inc/The	2.5
Hilton Worldwide Holdings Inc	2.4
McDonald's Corp	2.4
Dick's Sporting Goods Inc	2.2
Booking Holdings Inc	2.0
Tempur Sealy International Inc	2.0
63.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915205.100    205-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class Z : FIKEX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.60%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	24.5
Machinery	22.1
Electrical Equipment	13.6
Ground Transportation	10.6
Building Products	10.3
Trading Companies & Distributors	6.8
Construction & Engineering	3.6
Commercial Services & Supplies	2.9
Professional Services	2.6
Others	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	6.7
GE Vernova Inc	5.6
Howmet Aerospace Inc	5.4
Parker-Hannifin Corp	4.5
Boeing Co	3.9
Ingersoll Rand Inc	3.8
Trane Technologies PLC	3.6
Union Pacific Corp	3.5
TransDigm Group Inc	3.5
Eaton Corp PLC	3.2
43.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915202.100    3295-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class A : FBTAX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.96%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.7
Pharmaceuticals	2.5
Health Care Technology	0.3
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.4
Netherlands - 6.0
Denmark - 3.7
Canada - 1.9
Belgium - 0.7
China - 0.2
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	23.2
Regeneron Pharmaceuticals Inc	6.9
Amgen Inc	6.5
Alnylam Pharmaceuticals Inc	5.6
Argenx SE ADR	4.9
Vertex Pharmaceuticals Inc	4.1
Ascendis Pharma A/S ADR	3.7
Vaxcyte Inc	2.2
Gilead Sciences Inc	2.0
Viridian Therapeutics Inc	2.0
61.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915225.100    112-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class C : FCECX

This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.75%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.8
Specialty Retail	23.1
Hotels, Restaurants & Leisure	17.5
Automobiles	17.5
Textiles, Apparel & Luxury Goods	6.1
Household Durables	4.4
Automobile Components	2.7
Building Products	0.8
Consumer Staples Distribution & Retail	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
Bailiwick Of Jersey - 1.9
Canada - 1.8
Brazil - 0.8
United Kingdom - 0.3
Switzerland - 0.3
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.9
Tesla Inc	16.2
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.1
TJX Cos Inc/The	2.5
Hilton Worldwide Holdings Inc	2.4
McDonald's Corp	2.4
Dick's Sporting Goods Inc	2.2
Booking Holdings Inc	2.0
Tempur Sealy International Inc	2.0
63.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915206.100    282-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class M : FAFSX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 69	1.26%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.0
Capital Markets	21.6
Financial Services	20.4
Insurance	17.6
Consumer Finance	7.0
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 3.1
Puerto Rico - 1.6
Grand Cayman (UK Overseas Ter) - 0.5
Mexico - 0.4

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.5
Wells Fargo & Co	6.5
Bank of America Corp	4.9
Citigroup Inc	4.4
Reinsurance Group of America Inc	3.7
Chubb Ltd	2.5
Morgan Stanley	2.4
Visa Inc Class A	2.2
Apollo Global Management Inc	2.2
Discover Financial Services	2.1
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915194.100    193-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class C : FWRCX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.95%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	20.3
Retail REITs	18.6
Specialized REITs	17.5
Industrial REITs	17.5
Real Estate Management & Development	11.8
Health Care REITs	9.5
Diversified REITs	3.6
Office REITs	0.5
Hotel & Resort REITs	0.4
Others	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.6
United Kingdom - 7.7
Australia - 5.7
Canada - 2.8
Singapore - 2.8
France - 2.1
Sweden - 1.9
Germany - 1.5
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	6.7
Welltower Inc	5.1
Ventas Inc	3.2
Public Storage Operating Co	3.2
Kimco Realty Corp	3.2
Digital Realty Trust Inc	3.0
UDR Inc	2.9
Equity Residential	2.7
NNN REIT Inc	2.6
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915336.100    2850-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class Z : FIJYX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.58%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.7
Pharmaceuticals	2.5
Health Care Technology	0.3
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.4
Netherlands - 6.0
Denmark - 3.7
Canada - 1.9
Belgium - 0.7
China - 0.2
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	23.2
Regeneron Pharmaceuticals Inc	6.9
Amgen Inc	6.5
Alnylam Pharmaceuticals Inc	5.6
Argenx SE ADR	4.9
Vertex Pharmaceuticals Inc	4.1
Ascendis Pharma A/S ADR	3.7
Vaxcyte Inc	2.2
Gilead Sciences Inc	2.0
Viridian Therapeutics Inc	2.0
61.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915229.100    3290-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class I : FATIX

This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.67%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	40.1
Software	23.0
Technology Hardware, Storage & Peripherals	18.3
IT Services	6.2
Communications Equipment	3.6
Broadline Retail	1.9
Ground Transportation	1.4
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.9
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 1.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
China - 3.4
Canada - 2.3
Taiwan - 2.1
Netherlands - 0.9
India - 0.2
Israel - 0.0
Korea (South) - 0.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.0
Apple Inc	16.2
Microsoft Corp	9.5
Marvell Technology Inc	4.9
Servicenow Inc	3.8
Cisco Systems Inc	3.6
NXP Semiconductors NV	3.3
ON Semiconductor Corp	2.7
Okta Inc Class A	2.5
Salesforce Inc	2.5
69.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915215.100    202-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class C : FHCCX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.67%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	31.1
Biotechnology	25.0
Health Care Providers & Services	21.1
Pharmaceuticals	10.1
Life Sciences Tools & Services	9.6
Health Care Technology	2.8
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Preferred Securities - 0.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 3.4
Belgium - 1.9
Denmark - 1.4
Canada - 0.9
United Kingdom - 0.3
China - 0.2
Germany - 0.2
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	11.6
Boston Scientific Corp	11.4
Eli Lilly & Co	5.0
Penumbra Inc	4.8
Danaher Corp	4.6
Masimo Corp	3.3
Insulet Corp	3.3
Stryker Corp	3.3
Argenx SE ADR	2.6
Thermo Fisher Scientific Inc	2.5
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915191.100    285-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class Z : FIJZX

This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.60%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.8
Specialty Retail	23.1
Hotels, Restaurants & Leisure	17.5
Automobiles	17.5
Textiles, Apparel & Luxury Goods	6.1
Household Durables	4.4
Automobile Components	2.7
Building Products	0.8
Consumer Staples Distribution & Retail	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
Bailiwick Of Jersey - 1.9
Canada - 1.8
Brazil - 0.8
United Kingdom - 0.3
Switzerland - 0.3
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.9
Tesla Inc	16.2
Home Depot Inc/The	4.6
Lowe's Cos Inc	4.1
TJX Cos Inc/The	2.5
Hilton Worldwide Holdings Inc	2.4
McDonald's Corp	2.4
Dick's Sporting Goods Inc	2.2
Booking Holdings Inc	2.0
Tempur Sealy International Inc	2.0
63.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915207.100    3291-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class C : FCLCX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.75%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	24.5
Machinery	22.1
Electrical Equipment	13.6
Ground Transportation	10.6
Building Products	10.3
Trading Companies & Distributors	6.8
Construction & Engineering	3.6
Commercial Services & Supplies	2.9
Professional Services	2.6
Others	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	6.7
GE Vernova Inc	5.6
Howmet Aerospace Inc	5.4
Parker-Hannifin Corp	4.5
Boeing Co	3.9
Ingersoll Rand Inc	3.8
Trane Technologies PLC	3.6
Union Pacific Corp	3.5
TransDigm Group Inc	3.5
Eaton Corp PLC	3.2
43.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915201.100    283-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class C : FELCX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.69%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	91.2
Technology Hardware, Storage & Peripherals	3.0
Software	0.6
Electronic Equipment, Instruments & Components	0.4
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.4
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.7
Taiwan - 8.2
China - 4.9
Netherlands - 3.1
Israel - 2.0
Japan - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	22.3
Broadcom Inc	12.4
Marvell Technology Inc	7.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	7.4
Monolithic Power Systems Inc	4.9
Lam Research Corp	4.9
NXP Semiconductors NV	4.9
Micron Technology Inc	4.8
GlobalFoundries Inc	4.2
ON Semiconductor Corp	3.4
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915242.100    119-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class M : FELTX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.19%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	91.2
Technology Hardware, Storage & Peripherals	3.0
Software	0.6
Electronic Equipment, Instruments & Components	0.4
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.4
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.7
Taiwan - 8.2
China - 4.9
Netherlands - 3.1
Israel - 2.0
Japan - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	22.3
Broadcom Inc	12.4
Marvell Technology Inc	7.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	7.4
Monolithic Power Systems Inc	4.9
Lam Research Corp	4.9
NXP Semiconductors NV	4.9
Micron Technology Inc	4.8
GlobalFoundries Inc	4.2
ON Semiconductor Corp	3.4
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915245.100    139-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class C : FHECX

This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.79%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.2
Residential REITs	13.8
Industrial REITs	13.5
Retail REITs	13.4
Real Estate Management & Development	11.0
Health Care REITs	10.4
Office REITs	1.9
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.3
Prologis Inc	9.1
American Tower Corp	7.1
CBRE Group Inc Class A	7.0
Ventas Inc	6.3
Welltower Inc	4.1
Public Storage Operating Co	4.0
Crown Castle Inc	3.7
Sun Communities Inc	3.5
CubeSmart	3.4
57.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915248.100    1130-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class I : FWRIX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.95%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	20.3
Retail REITs	18.6
Specialized REITs	17.5
Industrial REITs	17.5
Real Estate Management & Development	11.8
Health Care REITs	9.5
Diversified REITs	3.6
Office REITs	0.5
Hotel & Resort REITs	0.4
Others	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.6
United Kingdom - 7.7
Australia - 5.7
Canada - 2.8
Singapore - 2.8
France - 2.1
Sweden - 1.9
Germany - 1.5
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	6.7
Welltower Inc	5.1
Ventas Inc	3.2
Public Storage Operating Co	3.2
Kimco Realty Corp	3.2
Digital Realty Trust Inc	3.0
UDR Inc	2.9
Equity Residential	2.7
NNN REIT Inc	2.6
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915338.100    2852-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class M : FHETX

This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.30%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.2
Residential REITs	13.8
Industrial REITs	13.5
Retail REITs	13.4
Real Estate Management & Development	11.0
Health Care REITs	10.4
Office REITs	1.9
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.3
Prologis Inc	9.1
American Tower Corp	7.1
CBRE Group Inc Class A	7.0
Ventas Inc	6.3
Welltower Inc	4.1
Public Storage Operating Co	4.0
Crown Castle Inc	3.7
Sun Communities Inc	3.5
CubeSmart	3.4
57.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915249.100    1131-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class Z : FIKKX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.80%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	20.3
Retail REITs	18.6
Specialized REITs	17.5
Industrial REITs	17.5
Real Estate Management & Development	11.8
Health Care REITs	9.5
Diversified REITs	3.6
Office REITs	0.5
Hotel & Resort REITs	0.4
Others	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.6
United Kingdom - 7.7
Australia - 5.7
Canada - 2.8
Singapore - 2.8
France - 2.1
Sweden - 1.9
Germany - 1.5
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	6.7
Welltower Inc	5.1
Ventas Inc	3.2
Public Storage Operating Co	3.2
Kimco Realty Corp	3.2
Digital Realty Trust Inc	3.0
UDR Inc	2.9
Equity Residential	2.7
NNN REIT Inc	2.6
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915339.100    3300-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class A : FWRAX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.20%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	20.3
Retail REITs	18.6
Specialized REITs	17.5
Industrial REITs	17.5
Real Estate Management & Development	11.8
Health Care REITs	9.5
Diversified REITs	3.6
Office REITs	0.5
Hotel & Resort REITs	0.4
Others	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.4
Japan - 8.6
United Kingdom - 7.7
Australia - 5.7
Canada - 2.8
Singapore - 2.8
France - 2.1
Sweden - 1.9
Germany - 1.5
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	6.7
Welltower Inc	5.1
Ventas Inc	3.2
Public Storage Operating Co	3.2
Kimco Realty Corp	3.2
Digital Realty Trust Inc	3.0
UDR Inc	2.9
Equity Residential	2.7
NNN REIT Inc	2.6
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915335.100    2849-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class C : FTHCX

This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.67%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	40.1
Software	23.0
Technology Hardware, Storage & Peripherals	18.3
IT Services	6.2
Communications Equipment	3.6
Broadline Retail	1.9
Ground Transportation	1.4
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.9
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 1.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
China - 3.4
Canada - 2.3
Taiwan - 2.1
Netherlands - 0.9
India - 0.2
Israel - 0.0
Korea (South) - 0.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.0
Apple Inc	16.2
Microsoft Corp	9.5
Marvell Technology Inc	4.9
Servicenow Inc	3.8
Cisco Systems Inc	3.6
NXP Semiconductors NV	3.3
ON Semiconductor Corp	2.7
Okta Inc Class A	2.5
Salesforce Inc	2.5
69.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915217.100    476-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class A : FAFDX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.01%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.0
Capital Markets	21.6
Financial Services	20.4
Insurance	17.6
Consumer Finance	7.0
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 3.1
Puerto Rico - 1.6
Grand Cayman (UK Overseas Ter) - 0.5
Mexico - 0.4

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.5
Wells Fargo & Co	6.5
Bank of America Corp	4.9
Citigroup Inc	4.4
Reinsurance Group of America Inc	3.7
Chubb Ltd	2.5
Morgan Stanley	2.4
Visa Inc Class A	2.2
Apollo Global Management Inc	2.2
Discover Financial Services	2.1
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915193.100    183-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class A : FELAX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.94%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	91.2
Technology Hardware, Storage & Peripherals	3.0
Software	0.6
Electronic Equipment, Instruments & Components	0.4
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.4
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.7
Taiwan - 8.2
China - 4.9
Netherlands - 3.1
Israel - 2.0
Japan - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	22.3
Broadcom Inc	12.4
Marvell Technology Inc	7.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	7.4
Monolithic Power Systems Inc	4.9
Lam Research Corp	4.9
NXP Semiconductors NV	4.9
Micron Technology Inc	4.8
GlobalFoundries Inc	4.2
ON Semiconductor Corp	3.4
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915244.100    138-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class C : FUGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.74%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	61.6
Multi-Utilities	21.6
Independent Power and Renewable Electricity Producers	7.7
Gas Utilities	1.9
Electrical Equipment	0.8
Semiconductors & Semiconductor Equipment	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	9.5
Duke Energy Corp	8.6
Constellation Energy Corp	6.7
Vistra Corp	5.4
Sempra	5.2
Exelon Corp	4.8
Entergy Corp	4.6
Ameren Corp	4.3
CenterPoint Energy Inc	3.9
Xcel Energy Inc	3.8
56.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915212.100    477-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class Z : FIKAX

This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.59%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	83.9
Energy Equipment & Services	14.4
Independent Power and Renewable Electricity Producers	3.3
Machinery	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 102.8
Short-Term Investments and Net Other Assets (Liabilities) - (2.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.5
Canada - 12.0
United Kingdom - 3.2
Norway - 0.2
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.1
Cheniere Energy Inc	5.7
Chevron Corp	5.7
Energy Transfer LP	5.6
Cenovus Energy Inc	5.1
Schlumberger NV	4.6
Canadian Natural Resources Ltd	4.5
Marathon Petroleum Corp	4.4
Valero Energy Corp	3.6
Occidental Petroleum Corp	3.3
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915220.100    3292-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class Z : FIKJX

This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.64%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.2
Residential REITs	13.8
Industrial REITs	13.5
Retail REITs	13.4
Real Estate Management & Development	11.0
Health Care REITs	10.4
Office REITs	1.9
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.3
Prologis Inc	9.1
American Tower Corp	7.1
CBRE Group Inc Class A	7.0
Ventas Inc	6.3
Welltower Inc	4.1
Public Storage Operating Co	4.0
Crown Castle Inc	3.7
Sun Communities Inc	3.5
CubeSmart	3.4
57.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915251.100    3299-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class I : FFSIX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.74%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.0
Capital Markets	21.6
Financial Services	20.4
Insurance	17.6
Consumer Finance	7.0
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
United Kingdom - 3.1
Puerto Rico - 1.6
Grand Cayman (UK Overseas Ter) - 0.5
Mexico - 0.4

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.5
Wells Fargo & Co	6.5
Bank of America Corp	4.9
Citigroup Inc	4.4
Reinsurance Group of America Inc	3.7
Chubb Ltd	2.5
Morgan Stanley	2.4
Visa Inc Class A	2.2
Apollo Global Management Inc	2.2
Discover Financial Services	2.1
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915195.100    273-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class M : FBTTX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.21%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.7
Pharmaceuticals	2.5
Health Care Technology	0.3
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.4
Netherlands - 6.0
Denmark - 3.7
Canada - 1.9
Belgium - 0.7
China - 0.2
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	23.2
Regeneron Pharmaceuticals Inc	6.9
Amgen Inc	6.5
Alnylam Pharmaceuticals Inc	5.6
Argenx SE ADR	4.9
Vertex Pharmaceuticals Inc	4.1
Ascendis Pharma A/S ADR	3.7
Vaxcyte Inc	2.2
Gilead Sciences Inc	2.0
Viridian Therapeutics Inc	2.0
61.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915227.100    115-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class A : FCLAX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.99%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	24.5
Machinery	22.1
Electrical Equipment	13.6
Ground Transportation	10.6
Building Products	10.3
Trading Companies & Distributors	6.8
Construction & Engineering	3.6
Commercial Services & Supplies	2.9
Professional Services	2.6
Others	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	6.7
GE Vernova Inc	5.6
Howmet Aerospace Inc	5.4
Parker-Hannifin Corp	4.5
Boeing Co	3.9
Ingersoll Rand Inc	3.8
Trane Technologies PLC	3.6
Union Pacific Corp	3.5
TransDigm Group Inc	3.5
Eaton Corp PLC	3.2
43.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915198.100    184-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class A : FADTX

This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.92%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	40.1
Software	23.0
Technology Hardware, Storage & Peripherals	18.3
IT Services	6.2
Communications Equipment	3.6
Broadline Retail	1.9
Ground Transportation	1.4
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.9
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 1.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
China - 3.4
Canada - 2.3
Taiwan - 2.1
Netherlands - 0.9
India - 0.2
Israel - 0.0
Korea (South) - 0.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.0
Apple Inc	16.2
Microsoft Corp	9.5
Marvell Technology Inc	4.9
Servicenow Inc	3.8
Cisco Systems Inc	3.6
NXP Semiconductors NV	3.3
ON Semiconductor Corp	2.7
Okta Inc Class A	2.5
Salesforce Inc	2.5
69.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915213.100    187-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class M : FATEX

This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.17%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	40.1
Software	23.0
Technology Hardware, Storage & Peripherals	18.3
IT Services	6.2
Communications Equipment	3.6
Broadline Retail	1.9
Ground Transportation	1.4
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.9
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Preferred Stocks - 1.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
China - 3.4
Canada - 2.3
Taiwan - 2.1
Netherlands - 0.9
India - 0.2
Israel - 0.0
Korea (South) - 0.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.0
Apple Inc	16.2
Microsoft Corp	9.5
Marvell Technology Inc	4.9
Servicenow Inc	3.8
Cisco Systems Inc	3.6
NXP Semiconductors NV	3.3
ON Semiconductor Corp	2.7
Okta Inc Class A	2.5
Salesforce Inc	2.5
69.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915214.100    192-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class I : FANIX

This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.72%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	83.9
Energy Equipment & Services	14.4
Independent Power and Renewable Electricity Producers	3.3
Machinery	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 102.8
Short-Term Investments and Net Other Assets (Liabilities) - (2.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.5
Canada - 12.0
United Kingdom - 3.2
Norway - 0.2
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.1
Cheniere Energy Inc	5.7
Chevron Corp	5.7
Energy Transfer LP	5.6
Cenovus Energy Inc	5.1
Schlumberger NV	4.6
Canadian Natural Resources Ltd	4.5
Marathon Petroleum Corp	4.4
Valero Energy Corp	3.6
Occidental Petroleum Corp	3.3
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915222.100    686-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class M : FACTX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.17%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	31.1
Biotechnology	25.0
Health Care Providers & Services	21.1
Pharmaceuticals	10.1
Life Sciences Tools & Services	9.6
Health Care Technology	2.8
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Preferred Securities - 0.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 3.4
Belgium - 1.9
Denmark - 1.4
Canada - 0.9
United Kingdom - 0.3
China - 0.2
Germany - 0.2
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	11.6
Boston Scientific Corp	11.4
Eli Lilly & Co	5.0
Penumbra Inc	4.8
Danaher Corp	4.6
Masimo Corp	3.3
Insulet Corp	3.3
Stryker Corp	3.3
Argenx SE ADR	2.6
Thermo Fisher Scientific Inc	2.5
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915189.100    191-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class Z : FIKIX

This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.60%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	61.6
Multi-Utilities	21.6
Independent Power and Renewable Electricity Producers	7.7
Gas Utilities	1.9
Electrical Equipment	0.8
Semiconductors & Semiconductor Equipment	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	9.5
Duke Energy Corp	8.6
Constellation Energy Corp	6.7
Vistra Corp	5.4
Sempra	5.2
Exelon Corp	4.8
Entergy Corp	4.6
Ameren Corp	4.3
CenterPoint Energy Inc	3.9
Xcel Energy Inc	3.8
56.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915211.100    3298-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Consumer Discretionary Fund
Fidelity Advisor® Energy Fund
Fidelity Advisor® Financials Fund
Fidelity Advisor® Health Care Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Technology Fund
Fidelity Advisor® Utilities Fund

Semi-Annual Report
January 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Consumer Discretionary Fund
Fidelity Advisor® Energy Fund
Fidelity Advisor® Financials Fund
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Health Care Fund
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Technology Fund
Fidelity Advisor® Utilities Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Biotechnology Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	58,300	11,382,415
CANADA - 1.9%
Health Care - 1.9%
Biotechnology - 1.9%
Xenon Pharmaceuticals Inc (b)	710,758	28,416,105
CHINA - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Zai Lab Ltd ADR (b)	90,400	2,457,976
DENMARK - 3.7%
Health Care - 3.7%
Biotechnology - 3.7%
Ascendis Pharma A/S ADR (b)	434,425	56,761,971
NETHERLANDS - 6.0%
Health Care - 6.0%
Biotechnology - 6.0%
Argenx SE ADR (b)	114,300	74,881,359
Merus NV (b)(c)	412,609	16,892,212

TOTAL NETHERLANDS		91,773,571
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (b)	938,039	2,073,066
UNITED STATES - 84.1%
Health Care - 84.1%
Biotechnology - 82.3%
AbbVie Inc	1,939,280	356,633,593
Akero Therapeutics Inc (b)	211,444	11,434,892
Alnylam Pharmaceuticals Inc (b)	315,386	85,567,376
Amgen Inc	349,503	99,755,146
AnaptysBio Inc (b)	423,100	7,586,183
Apogee Therapeutics Inc (b)	470,123	19,444,287
Arcellx Inc (b)	198,700	13,537,431
Astria Therapeutics Inc (b)	478,438	3,760,523
Astria Therapeutics Inc warrants (b)	247,630	798,749
Bicara Therapeutics Inc (c)	476,916	6,018,680
Bridgebio Pharma Inc (b)	59,900	2,049,179
Bridgebio Pharma Inc (b)(d)	393,764	13,470,666
Cargo Therapeutics Inc (b)(c)	373,763	1,345,547
Celldex Therapeutics Inc (b)	461,252	11,296,061
CG oncology Inc	134,900	4,056,443
Cogent Biosciences Inc (b)	1,331,700	12,398,127
Crinetics Pharmaceuticals Inc (b)	480,170	19,350,851
Cytokinetics Inc (b)	401,871	19,876,540
Day One Biopharmaceuticals Inc (b)(c)	795,300	9,837,861
Denali Therapeutics Inc (b)	400,200	9,324,660
Dianthus Therapeutics Inc (b)(c)	346,162	7,667,488
Disc Medicine Inc (b)	166,122	9,269,608
Exact Sciences Corp (b)	364,700	20,441,435
Gilead Sciences Inc	314,200	30,540,240
Immunovant Inc (b)	326,800	7,104,632
Immunovant Inc (d)	272,250	5,918,715
Janux Therapeutics Inc (b)	391,585	17,026,116
Legend Biotech Corp ADR (b)	143,900	5,482,590
Madrigal Pharmaceuticals Inc (b)(c)	39,000	13,057,200
Maze Therapeutics Inc	65,900	1,051,105
Mineralys Therapeutics Inc (b)(c)	301,700	3,107,510
Monte Rosa Therapeutics Inc (b)(c)	629,658	4,193,522
MoonLake Immunotherapeutics Class A (b)	131,762	6,059,734
Nurix Therapeutics Inc (b)	757,000	14,920,470
Nuvalent Inc Class A (b)(c)	325,077	27,894,857
Oruka Therapeutics Inc (c)	458,390	6,165,346
Oruka Therapeutics Inc (d)	197,572	2,657,343
Perspective Therapeutics Inc (b)(c)	1,642,918	5,832,359
Regeneron Pharmaceuticals Inc (b)	157,500	105,994,351
Rezolute Inc (b)(c)	921,488	4,837,812
Rhythm Pharmaceuticals Inc (b)	141,400	8,403,402
Scholar Rock Holding Corp (b)(c)	663,968	26,811,028
Scholar Rock Holding Corp warrants 12/31/2025 (b)(d)	6,000	199,845
Soleno Therapeutics Inc (b)	213,100	10,704,013
Spyre Therapeutics Inc (b)	649,968	14,942,764
Summit Therapeutics Inc (b)(c)	201,200	4,325,800
Tectonic Therapeutic Inc (b)(c)	142,600	7,720,364
Tectonic Therapeutic Inc (d)	72,841	3,943,612
Travere Therapeutics Inc (b)	528,600	10,815,156
Tyra Biosciences Inc (b)	198,288	2,867,244
Upstream Bio Inc (c)	475,277	5,118,733
Vaxcyte Inc (b)	378,629	33,440,513
Vertex Pharmaceuticals Inc (b)	135,200	62,419,136
Viking Therapeutics Inc (b)(c)	605,687	19,836,249
Vir Biotechnology Inc (b)	890,300	9,259,120
Viridian Therapeutics Inc (b)(c)	1,561,407	30,260,068
Zenas Biopharma Inc (c)	749,800	6,013,396
		1,263,845,671
Pharmaceuticals - 1.8%
Enliven Therapeutics Inc (b)(c)	500,613	10,943,401
Enliven Therapeutics Inc (d)	73,200	1,600,152
Enliven Therapeutics Inc rights (b)(e)	739,725	7
Rapport Therapeutics Inc (b)(c)	180,446	2,961,119
Structure Therapeutics Inc ADR (b)(c)	328,102	9,833,217
WaVe Life Sciences Ltd (b)	225,390	2,607,762
		27,945,658
TOTAL UNITED STATES		1,291,791,329
TOTAL COMMON STOCKS (Cost $966,540,341)		1,484,656,433

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e) (Cost $831,313)	831,313	885,016

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
UNITED STATES - 2.0%
Financials - 0.2%
Financial Services - 0.2%
Kartos Therapeutics Inc Series C (b)(d)(e)	530,692	3,009,023
Health Care - 1.8%
Biotechnology - 1.5%
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	1,920,122	3,110,598
Bright Peak Therapeutics Inc. Series C (d)(e)	873,604	995,908
Cardurion Pharmaceuticals Inc Series B (d)(e)	331,596	1,624,820
Endeavor BioMedicines Inc Series C (d)(e)	526,643	3,433,712
LifeMine Therapeutics Inc Series C (b)(d)(e)	1,950,028	1,443,021
Parabilis Medicines Inc Series D (b)(d)(e)	239,281	1,452,436
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	1,967,762	5,667,156
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	1,049,456	3,400,237
T-Knife Therapeutics Inc Series B (b)(d)(e)	1,300,097	1,768,132
Treeline Biosciences Series A (b)(d)(e)	47,600	334,152
		23,230,172
Health Care Technology - 0.3%
Candid Therapeutics (d)(e)	1,500,060	1,650,066
Wugen Inc Series B (b)(d)(e)	580,277	2,210,855
		3,860,921
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	1,915,787	19
TOTAL HEALTH CARE		27,091,112

TOTAL UNITED STATES		30,100,135
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $44,269,852)		30,100,135

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	31,453,185	31,459,475
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	113,934,998	113,946,392
TOTAL MONEY MARKET FUNDS (Cost $145,401,744)			145,405,867

TOTAL INVESTMENT IN SECURITIES - 108.2% (Cost $1,157,043,250)	1,661,047,451
NET OTHER ASSETS (LIABILITIES) - (8.2)%	(125,918,842)
NET ASSETS - 100.0%	1,535,128,609

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,775,484 or 3.8% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals Inc Series C	7/01/15	0

Bridgebio Pharma Inc	9/25/23	10,737,944

Bright Peak Therapeutics Inc. Series B	5/14/21	7,499,997

Bright Peak Therapeutics Inc. Series C	5/07/24	990,230

Candid Therapeutics	8/27/24	1,800,072

Cardurion Pharmaceuticals Inc Series B	7/10/24	1,624,025

Endeavor BioMedicines Inc Series C	4/22/24	3,436,135

Enliven Therapeutics Inc	3/19/24	1,024,800

Immunovant Inc	1/13/25	5,445,000

Kartos Therapeutics Inc Series C	8/22/23	3,000,002

LifeMine Therapeutics Inc Series C	2/15/22	3,971,408

Oruka Therapeutics Inc	9/12/24	4,544,156

Parabilis Medicines Inc Series D	11/17/22	2,575,405

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Sonoma Biotherapeutics Inc Series B	7/26/21	3,888,888

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,111,112

T-Knife Therapeutics Inc Series B	6/30/21	7,500,000

Tectonic Therapeutic Inc	1/30/24	1,689,995

Treeline Biosciences Series A	7/30/21	372,589

Wugen Inc 10% 6/14/2025	6/14/24	831,313

Wugen Inc Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,081,884	223,598,671	213,221,080	330,232	-	-	31,459,475	31,453,185	0.1%
Fidelity Securities Lending Cash Central Fund	155,099,956	403,251,328	444,404,892	326,525	-	-	113,946,392	113,934,998	0.5%
Total	176,181,840	626,849,999	657,625,972	656,757	-	-	145,405,867	145,388,183

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Allakos Inc	4,371,030	-	1,217,959	-	(6,691,265)	3,538,194	-	-
Total	4,371,030	-	1,217,959	-	(6,691,265)	3,538,194	-	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	1,484,656,433	1,483,657,832	998,594	7

Convertible Corporate Bonds
Health Care	885,016	-	-	885,016

Convertible Preferred Stocks
Financials	3,009,023	-	-	3,009,023
Health Care	27,091,112	-	-	27,091,112

Money Market Funds	145,405,867	145,405,867	-	-
Total Investments in Securities:	1,661,047,451	1,629,063,699	998,594	30,985,158

Net Unrealized Appreciation on Unfunded Commitments	2,670,125	-	-	2,670,125
Total	2,670,125	-	-	2,670,125
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$383,164
Net Realized Gain (Loss) on Investment Securities	455,406
Net Unrealized Gain (Loss) on Investment Securities	(151,993)
Cost of Purchases	-
Proceeds of Sales	(686,570)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$7
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$231,164
Convertible Corporate Bonds
Beginning Balance	$850,350
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	34,666
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$885,016
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$34,666
Convertible Preferred Stocks
Beginning Balance	$32,510,460
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,210,397)
Cost of Purchases	1,800,072
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$30,100,135
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(4,210,397)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Biotechnology Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $110,319,178) - See accompanying schedule:
Unaffiliated issuers (cost $1,011,641,506)	$1,515,641,584
Fidelity Central Funds (cost $145,401,744)	145,405,867

Total Investment in Securities (cost $1,157,043,250)		$1,661,047,451
Cash		1,772,905
Receivable for investments sold		15,608,287
Unrealized appreciation on unfunded commitments		2,710,312
Receivable for fund shares sold		1,214,090
Dividends receivable		3,208,291
Interest receivable		52,419
Distributions receivable from Fidelity Central Funds		88,423
Prepaid expenses		1,551
Other receivables		2,425
Total assets		1,685,706,154
Liabilities
Payable for investments purchased	$33,691,107
Unrealized depreciation on unfunded commitments	40,187
Payable for fund shares redeemed	1,787,012
Accrued management fee	864,419
Distribution and service plan fees payable	230,812
Other payables and accrued expenses	50,719
Collateral on securities loaned	113,913,289
Total liabilities		150,577,545
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,535,128,609
Net Assets consist of:
Paid in capital		$1,086,339,251
Total accumulated earnings (loss)		448,789,358
Net Assets		$1,535,128,609

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($618,358,350 ÷ 22,514,350 shares)(a)		$27.47
Maximum offering price per share (100/94.25 of $27.47)		$29.15
Class M :
Net Asset Value and redemption price per share ($112,039,808 ÷ 4,485,161 shares)(a)		$24.98
Maximum offering price per share (100/96.50 of $24.98)		$25.89
Class C :
Net Asset Value and offering price per share ($68,532,381 ÷ 3,223,972 shares)(a)		$21.26
Class I :
Net Asset Value, offering price and redemption price per share ($665,536,199 ÷ 22,058,895 shares)		$30.17
Class Z :
Net Asset Value, offering price and redemption price per share ($70,661,871 ÷ 2,337,834 shares)		$30.23
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$8,511,847
Interest		41,550
Income from Fidelity Central Funds (including $326,525 from security lending)		656,757
Total income		9,210,154
Expenses
Management fee	$5,955,965
Distribution and service plan fees	1,610,053
Custodian fees and expenses	11,306
Independent trustees' fees and expenses	3,935
Registration fees	83,266
Audit fees	36,534
Legal	1,840
Miscellaneous	50,092
Total expenses before reductions	7,752,991
Expense reductions	(6,240)
Total expenses after reductions		7,746,751
Net Investment income (loss)		1,463,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,011,394)
Affiliated issuers	(6,691,265)
Foreign currency transactions	2,112
Total net realized gain (loss)		(11,700,547)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(173,645,371)
Affiliated issuers	3,538,194
Unfunded commitments	(124,932)
Assets and liabilities in foreign currencies	(1,205)
Total change in net unrealized appreciation (depreciation)		(170,233,314)
Net gain (loss)		(181,933,861)
Net increase (decrease) in net assets resulting from operations		$(180,470,458)
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,463,403	$7,323,993
Net realized gain (loss)	(11,700,547)	91,744,149
Change in net unrealized appreciation (depreciation)	(170,233,314)	315,812,084
Net increase (decrease) in net assets resulting from operations	(180,470,458)	414,880,226
Distributions to shareholders	(87,826,453)	(18,817,060)

Share transactions - net increase (decrease)	(8,758,461)	(217,017,143)
Total increase (decrease) in net assets	(277,055,372)	179,046,023

Net Assets
Beginning of period	1,812,183,981	1,633,137,958
End of period	$1,535,128,609	$1,812,183,981

Financial Highlights
Fidelity Advisor® Biotechnology Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.34	$25.34	$22.00	$32.58	$31.03	$25.48
Income from Investment Operations
Net investment income (loss) A,B	.01	.10	.02	(.06)	.07	.03
Net realized and unrealized gain (loss)	(3.25)	7.22	3.32	(5.16)	4.42	7.40
Total from investment operations	(3.24)	7.32	3.34	(5.22)	4.49	7.43
Distributions from net investment income	(.80)	(.32)	-	(.11)	(.13)	-
Distributions from net realized gain	(.84)	-	-	(5.25)	(2.81)	(1.88)
Total distributions	(1.63) C	(.32)	-	(5.36)	(2.94)	(1.88)
Net asset value, end of period	$27.47	$32.34	$25.34	$22.00	$32.58	$31.03
Total Return D,E,F	(10.09) %	29.21%	15.18%	(18.95)%	14.03%	30.00%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96% I	.99%	1.01%	1.00%	1.01%	1.02%
Expenses net of fee waivers, if any	.96 % I	.98%	1.00%	1.00%	1.00%	1.02%
Expenses net of all reductions	.96% I	.98%	1.00%	1.00%	1.00%	1.02%
Net investment income (loss)	.10% I	.39%	.07%	(.23)%	.20%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$618,358	$737,152	$636,505	$594,911	$808,610	$722,896
Portfolio turnover rate J	48 % I	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.56	$23.17	$20.17	$30.35	$29.08	$24.02
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.03	(.05)	(.13)	(.02)	(.05)
Net realized and unrealized gain (loss)	(2.97)	6.59	3.05	(4.73)	4.14	6.96
Total from investment operations	(2.99)	6.62	3.00	(4.86)	4.12	6.91
Distributions from net investment income	(.75)	(.23)	-	(.07)	(.07)	-
Distributions from net realized gain	(.84)	-	-	(5.25)	(2.78)	(1.85)
Total distributions	(1.59)	(.23)	-	(5.32)	(2.85)	(1.85)
Net asset value, end of period	$24.98	$29.56	$23.17	$20.17	$30.35	$29.08
Total Return C,D,E	(10.22) %	28.87%	14.87%	(19.18)%	13.69%	29.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.21% H	1.25%	1.29%	1.28%	1.28%	1.32%
Expenses net of fee waivers, if any	1.21 % H	1.24%	1.28%	1.28%	1.28%	1.32%
Expenses net of all reductions	1.20% H	1.24%	1.28%	1.28%	1.28%	1.31%
Net investment income (loss)	(.15)% H	.13%	(.20)%	(.51)%	(.07)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$112,040	$130,547	$113,960	$109,815	$161,619	$144,568
Portfolio turnover rate I	48 % H	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.31	$19.75	$17.27	$26.79	$25.97	$21.71
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.07)	(.13)	(.21)	(.15)	(.15)
Net realized and unrealized gain (loss)	(2.53)	5.63	2.61	(4.07)	3.71	6.26
Total from investment operations	(2.61)	5.56	2.48	(4.28)	3.56	6.11
Distributions from net investment income	(.60)	-	-	-	(.01)	-
Distributions from net realized gain	(.84)	-	-	(5.24)	(2.73)	(1.85)
Total distributions	(1.44)	-	-	(5.24)	(2.74)	(1.85)
Net asset value, end of period	$21.26	$25.31	$19.75	$17.27	$26.79	$25.97
Total Return C,D,E	(10.40) %	28.15%	14.36%	(19.54)%	13.15%	29.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.70% H	1.72%	1.76%	1.75%	1.75%	1.77%
Expenses net of fee waivers, if any	1.70 % H	1.72%	1.76%	1.74%	1.75%	1.77%
Expenses net of all reductions	1.70% H	1.72%	1.76%	1.74%	1.75%	1.76%
Net investment income (loss)	(.65)% H	(.35)%	(.69)%	(.97)%	(.55)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$68,532	$92,046	$119,843	$168,797	$328,417	$384,420
Portfolio turnover rate I	48 % H	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.37	$27.71	$23.99	$35.00	$33.16	$27.08
Income from Investment Operations
Net investment income (loss) A,B	.06	.19	.09	.01	.17	.11
Net realized and unrealized gain (loss)	(3.56)	7.88	3.63	(5.61)	4.72	7.88
Total from investment operations	(3.50)	8.07	3.72	(5.60)	4.89	7.99
Distributions from net investment income	(.86)	(.41)	-	(.16)	(.21)	-
Distributions from net realized gain	(.84)	-	-	(5.25)	(2.85)	(1.91)
Total distributions	(1.70)	(.41)	-	(5.41)	(3.05) C	(1.91)
Net asset value, end of period	$30.17	$35.37	$27.71	$23.99	$35.00	$33.16
Total Return D,E	(9.97) %	29.53%	15.51%	(18.74)%	14.34%	30.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.72%	.74%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.71 % H	.72%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.71% H	.72%	.73%	.73%	.74%	.75%
Net investment income (loss)	.34% H	.65%	.34%	.04%	.47%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$665,536	$768,136	$701,786	$697,079	$1,129,492	$1,092,145
Portfolio turnover rate I	48 % H	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.47	$27.81	$24.04	$35.05	$33.22	$27.10
Income from Investment Operations
Net investment income (loss) A,B	.08	.23	.13	.05	.21	.15
Net realized and unrealized gain (loss)	(3.57)	7.90	3.64	(5.62)	4.74	7.90
Total from investment operations	(3.49)	8.13	3.77	(5.57)	4.95	8.05
Distributions from net investment income	(.91)	(.47)	-	(.19)	(.26)	(.02)
Distributions from net realized gain	(.84)	-	-	(5.25)	(2.87)	(1.91)
Total distributions	(1.75)	(.47)	-	(5.44)	(3.12) C	(1.93)
Net asset value, end of period	$30.23	$35.47	$27.81	$24.04	$35.05	$33.22
Total Return D,E	(9.92) %	29.69%	15.68%	(18.63)%	14.49%	30.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.60%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.58 % H	.60%	.60%	.60%	.61%	.62%
Expenses net of all reductions	.58% H	.59%	.60%	.60%	.61%	.62%
Net investment income (loss)	.47% H	.78%	.47%	.16%	.60%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$70,662	$84,303	$61,044	$62,729	$89,641	$62,743
Portfolio turnover rate I	48 % H	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Consumer Discretionary Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 1.9%
Consumer Discretionary - 1.9%
Automobile Components - 1.9%
Aptiv PLC	165,470	10,328,637
BRAZIL - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (a)	2,180	4,190,374
CANADA - 1.8%
Consumer Discretionary - 1.8%
Automobile Components - 0.4%
Magna International Inc (United States)	50,980	2,022,377
Hotels, Restaurants & Leisure - 0.7%
Restaurant Brands International Inc	63,600	3,910,480
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	83,300	4,006,378
TOTAL CANADA		9,939,235
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	1,867	1,365,532
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (a)	23,284	1,394,246
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
JD Sports Fashion PLC	1,666,300	1,841,260
UNITED STATES - 94.0%
Consumer Discretionary - 92.7%
Automobile Components - 0.4%
LCI Industries	18,600	1,949,094
Automobiles - 17.5%
General Motors Co	136,340	6,743,376
Tesla Inc (a)	216,035	87,407,761
		94,151,137
Broadline Retail - 26.0%
Amazon.com Inc (a)	564,654	134,206,963
Etsy Inc (a)	50,380	2,766,366
Ollie's Bargain Outlet Holdings Inc (a)	30,243	3,372,397
		140,345,726
Hotels, Restaurants & Leisure - 16.8%
Aramark	52,869	2,057,132
Booking Holdings Inc	2,319	10,986,402
Caesars Entertainment Inc (a)	70,151	2,528,943
Chipotle Mexican Grill Inc (a)	135,870	7,928,015
Churchill Downs Inc	31,444	3,885,850
Domino's Pizza Inc	20,604	9,253,668
Hilton Worldwide Holdings Inc	50,850	13,021,160
Marriott International Inc/MD Class A1	36,349	10,562,656
McDonald's Corp	43,901	12,674,219
Penn Entertainment Inc (a)	84,045	1,731,326
Red Rock Resorts Inc Class A	77,340	3,793,527
Royal Caribbean Cruises Ltd	24,880	6,633,008
Starbucks Corp	49,320	5,310,778
		90,366,684
Household Durables - 4.4%
KB Home	38,680	2,595,428
PulteGroup Inc	47,520	5,406,826
Tempur Sealy International Inc	167,895	10,600,890
TopBuild Corp (a)	15,585	5,340,668
		23,943,812
Specialty Retail - 22.1%
Academy Sports & Outdoors Inc	101,580	5,313,650
Dick's Sporting Goods Inc	48,919	11,743,006
Floor & Decor Holdings Inc Class A (a)	63,898	6,396,190
Gap Inc/The	70,800	1,704,156
Group 1 Automotive Inc	13,490	6,158,050
Home Depot Inc/The	59,633	24,567,603
Lowe's Cos Inc	84,802	22,051,912
O'Reilly Automotive Inc (a)	2,010	2,601,784
Ross Stores Inc	65,340	9,837,590
Sally Beauty Holdings Inc (a)	156,480	1,700,938
TJX Cos Inc/The	109,569	13,673,116
Ulta Beauty Inc (a)	8,540	3,519,761
Wayfair Inc Class A (a)	18,085	874,771
Williams-Sonoma Inc	43,010	9,091,024
		119,233,551
Textiles, Apparel & Luxury Goods - 5.5%
Capri Holdings Ltd (a)	54,100	1,340,598
Deckers Outdoor Corp (a)	40,892	7,252,606
Lululemon Athletica Inc (a)	7,250	3,002,950
NIKE Inc Class B	86,992	6,689,685
PVH Corp	40,069	3,590,182
Skechers USA Inc Class A (a)	20,700	1,559,538
Tapestry Inc	88,144	6,429,223
		29,864,782
TOTAL CONSUMER DISCRETIONARY		499,854,786

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree Inc (a)	23,284	1,707,882
Performance Food Group Co (a)	11,872	1,072,160
		2,780,042
Industrials - 0.8%
Building Products - 0.8%
AZEK Co Inc/The Class A (a)	80,341	4,115,869
TOTAL UNITED STATES		506,750,697
TOTAL COMMON STOCKS (Cost $233,743,480)		535,809,981

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $2,400,622)	4.37	2,400,141	2,400,621

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $236,144,102)	538,210,602
NET OTHER ASSETS (LIABILITIES) - 0.2%	995,763
NET ASSETS - 100.0%	539,206,365

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,655	32,849,294	31,045,327	24,582	-	(1)	2,400,621	2,400,141	0.0%
Fidelity Securities Lending Cash Central Fund	3,858,000	52,701,031	56,559,031	2,383	-	-	-	-	0.0%
Total	4,454,655	85,550,325	87,604,358	26,965	-	(1)	2,400,621	2,400,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	528,914,070	527,548,538	1,365,532	-
Consumer Staples	2,780,042	2,780,042	-	-
Industrials	4,115,869	4,115,869	-	-

Money Market Funds	2,400,621	2,400,621	-	-
Total Investments in Securities:	538,210,602	536,845,070	1,365,532	-
Fidelity Advisor® Consumer Discretionary Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $233,743,480)	$535,809,981
Fidelity Central Funds (cost $2,400,622)	2,400,621

Total Investment in Securities (cost $236,144,102)		$538,210,602
Cash		63,574
Foreign currency held at value (cost $19,500)		19,288
Receivable for investments sold		1,357,303
Receivable for fund shares sold		150,588
Dividends receivable		137,060
Distributions receivable from Fidelity Central Funds		5,596
Prepaid expenses		386
Other receivables		2,221
Total assets		539,946,618
Liabilities
Payable for investments purchased	$63,574
Payable for fund shares redeemed	247,537
Distributions payable	580
Accrued management fee	300,884
Distribution and service plan fees payable	95,437
Other payables and accrued expenses	32,241
Total liabilities		740,253
Net Assets		$539,206,365
Net Assets consist of:
Paid in capital		$228,171,964
Total accumulated earnings (loss)		311,034,401
Net Assets		$539,206,365

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($248,730,141 ÷ 5,070,759 shares)(a)		$49.05
Maximum offering price per share (100/94.25 of $49.05)		$52.04
Class M :
Net Asset Value and redemption price per share ($40,980,423 ÷ 923,957 shares)(a)		$44.35
Maximum offering price per share (100/96.50 of $44.35)		$45.96
Class C :
Net Asset Value and offering price per share ($33,978,142 ÷ 949,365 shares)(a)		$35.79
Class I :
Net Asset Value, offering price and redemption price per share ($159,015,475 ÷ 2,908,170 shares)		$54.68
Class Z :
Net Asset Value, offering price and redemption price per share ($56,502,184 ÷ 1,025,820 shares)		$55.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$1,718,767
Income from Fidelity Central Funds (including $2,383 from security lending)		26,965
Total income		1,745,732
Expenses
Management fee	$1,682,623
Distribution and service plan fees	539,995
Custodian fees and expenses	2,878
Independent trustees' fees and expenses	1,061
Registration fees	59,654
Audit fees	26,840
Legal	3,244
Miscellaneous	9,907
Total expenses		2,326,202
Net Investment income (loss)		(580,470)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	21,272,993
Foreign currency transactions	(1,001)
Total net realized gain (loss)		21,271,992
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	73,773,675
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(896)
Total change in net unrealized appreciation (depreciation)		73,772,778
Net gain (loss)		95,044,770
Net increase (decrease) in net assets resulting from operations		$94,464,300
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(580,470)	$(862,291)
Net realized gain (loss)	21,271,992	46,224,901
Change in net unrealized appreciation (depreciation)	73,772,778	8,840,836
Net increase (decrease) in net assets resulting from operations	94,464,300	54,203,446
Distributions to shareholders	(28,535,068)	-

Share transactions - net increase (decrease)	(2,277,125)	(86,759,146)
Total increase (decrease) in net assets	63,652,107	(32,555,700)

Net Assets
Beginning of period	475,554,258	508,109,958
End of period	$539,206,365	$475,554,258

Financial Highlights
Fidelity Advisor® Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.78	$37.68	$35.05	$45.74	$33.70	$29.83
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.09)	(.09)	(.16)	(.20)	(.04)
Net realized and unrealized gain (loss)	9.09	5.19	4.07	(7.62)	12.82	4.73
Total from investment operations	9.03	5.10	3.98	(7.78)	12.62	4.69
Distributions from net realized gain	(2.76)	-	(1.35)	(2.91)	(.58)	(.82)
Total distributions	(2.76)	-	(1.35)	(2.91)	(.58)	(.82)
Net asset value, end of period	$49.05	$42.78	$37.68	$35.05	$45.74	$33.70
Total Return C,D,E	21.08%	13.54%	12.14%	(18.26)%	37.68%	16.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99% H	1.01%	1.04%	1.01%	1.03%	1.07%
Expenses net of fee waivers, if any	.99 % H	1.00%	1.04%	1.01%	1.03%	1.07%
Expenses net of all reductions	.99% H	1.00%	1.04%	1.01%	1.03%	1.06%
Net investment income (loss)	(.28)% H	(.22)%	(.27)%	(.38)%	(.48)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$248,730	$222,157	$203,468	$188,092	$259,488	$159,603
Portfolio turnover rate I	24 % H	25% J	43%	34%	35%	41% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.95	$34.40	$32.20	$42.23	$31.23	$27.78
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.17)	(.16)	(.24)	(.29)	(.11)
Net realized and unrealized gain (loss)	8.27	4.72	3.71	(7.02)	11.87	4.38
Total from investment operations	8.16	4.55	3.55	(7.26)	11.58	4.27
Distributions from net realized gain	(2.76)	-	(1.35)	(2.77)	(.58)	(.82)
Total distributions	(2.76)	-	(1.35)	(2.77)	(.58)	(.82)
Net asset value, end of period	$44.35	$38.95	$34.40	$32.20	$42.23	$31.23
Total Return C,D,E	20.92%	13.23%	11.87%	(18.49)%	37.32%	15.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.26% H	1.28%	1.31%	1.28%	1.30%	1.34%
Expenses net of fee waivers, if any	1.26 % H	1.27%	1.30%	1.27%	1.30%	1.34%
Expenses net of all reductions	1.26% H	1.27%	1.30%	1.27%	1.29%	1.33%
Net investment income (loss)	(.55)% H	(.49)%	(.53)%	(.64)%	(.75)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$40,980	$35,773	$35,811	$35,219	$48,288	$33,896
Portfolio turnover rate I	24 % H	25% J	43%	34%	35%	41% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.95	$28.35	$26.92	$35.82	$26.69	$23.97
Income from Investment Operations
Net investment income (loss) A,B	(.18)	(.29)	(.25)	(.36)	(.40)	(.21)
Net realized and unrealized gain (loss)	6.78	3.89	3.03	(5.87)	10.11	3.75
Total from investment operations	6.60	3.60	2.78	(6.23)	9.71	3.54
Distributions from net realized gain	(2.76)	-	(1.35)	(2.67)	(.58)	(.82)
Total distributions	(2.76)	-	(1.35)	(2.67)	(.58)	(.82)
Net asset value, end of period	$35.79	$31.95	$28.35	$26.92	$35.82	$26.69
Total Return C,D,E	20.62%	12.70%	11.32%	(18.88)%	36.66%	15.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75% H	1.77%	1.80%	1.77%	1.79%	1.82%
Expenses net of fee waivers, if any	1.75 % H	1.76%	1.79%	1.76%	1.79%	1.82%
Expenses net of all reductions	1.75% H	1.76%	1.79%	1.76%	1.79%	1.82%
Net investment income (loss)	(1.04)% H	(.99)%	(1.02)%	(1.13)%	(1.24)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$33,978	$31,369	$43,294	$54,035	$85,549	$65,223
Portfolio turnover rate I	24 % H	25% J	43%	34%	35%	41% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$47.37	$41.61	$38.45	$49.91	$36.63	$32.27
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.02	- C	(.05)	(.10)	.04
Net realized and unrealized gain (loss)	10.08	5.74	4.51	(8.36)	13.96	5.14
Total from investment operations	10.07	5.76	4.51	(8.41)	13.86	5.18
Distributions from net realized gain	(2.76)	-	(1.35)	(3.05)	(.58)	(.82)
Total distributions	(2.76)	-	(1.35)	(3.05)	(.58)	(.82)
Net asset value, end of period	$54.68	$47.37	$41.61	$38.45	$49.91	$36.63
Total Return D,E	21.24%	13.84%	12.45%	(18.04)%	38.05%	16.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.75%	.77%	.75%	.77%	.79%
Expenses net of fee waivers, if any	.73 % H	.74%	.76%	.74%	.76%	.79%
Expenses net of all reductions	.73% H	.74%	.76%	.74%	.76%	.79%
Net investment income (loss)	(.02)% H	.04%	.01%	(.11)%	(.22)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$159,015	$144,234	$139,088	$118,859	$259,846	$134,907
Portfolio turnover rate I	24 % H	25% J	43%	34%	35%	41% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$47.67	$41.82	$38.59	$50.10	$36.72	$32.31
Income from Investment Operations
Net investment income (loss) A,B	.03	.07	.05	- C	(.04)	.09
Net realized and unrealized gain (loss)	10.14	5.78	4.53	(8.38)	14.00	5.14
Total from investment operations	10.17	5.85	4.58	(8.38)	13.96	5.23
Distributions from net realized gain	(2.76)	-	(1.35)	(3.13)	(.58)	(.82)
Total distributions	(2.76)	-	(1.35)	(3.13)	(.58)	(.82)
Net asset value, end of period	$55.08	$47.67	$41.82	$38.59	$50.10	$36.72
Total Return D,E	21.32%	13.99%	12.59%	(17.93)%	38.23%	16.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H	.62%	.64%	.62%	.64%	.66%
Expenses net of fee waivers, if any	.60 % H	.62%	.64%	.62%	.64%	.66%
Expenses net of all reductions	.60% H	.62%	.64%	.62%	.64%	.66%
Net investment income (loss)	.11% H	.16%	.13%	.01%	(.09)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$56,502	$42,021	$86,450	$44,785	$87,644	$48,668
Portfolio turnover rate I	24 % H	25% J	43%	34%	35%	41% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 102.8%
	Shares	Value ($)
CANADA - 12.0%
Energy - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
Canadian Natural Resources Ltd	1,627,200	49,431,231
Cenovus Energy Inc	3,906,000	56,493,014
Imperial Oil Ltd (a)	229,400	15,258,608
Suncor Energy Inc (a)	304,300	11,417,400

TOTAL CANADA		132,600,253
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA (b)	75,500	1,440,373
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	484,256	2,661,147
UNITED KINGDOM - 3.2%
Energy - 3.2%
Energy Equipment & Services - 3.2%
Subsea 7 SA	61,400	1,016,037
TechnipFMC PLC	1,132,800	34,040,640

TOTAL UNITED KINGDOM		35,056,677
UNITED STATES - 87.3%
Energy - 82.8%
Energy Equipment & Services - 10.9%
Baker Hughes Co Class A	484,600	22,378,828
National Energy Services Reunited Corp (b)	2,439,571	23,053,946
Noble Corp PLC (a)	120,600	3,865,230
Oceaneering International Inc (a)(b)	27,700	688,345
Schlumberger NV	1,247,218	50,237,941
Valaris Ltd (b)	426,200	20,432,028
		120,656,318
Oil, Gas & Consumable Fuels - 71.9%
Antero Resources Corp (b)	565,100	21,089,532
Cheniere Energy Inc	278,800	62,353,620
Chevron Corp	414,208	61,795,692
Chord Energy Corp	46,330	5,209,809
ConocoPhillips	328,650	32,480,480
Diamondback Energy Inc	213,500	35,090,860
Energy Transfer LP	2,985,300	61,138,944
EOG Resources Inc	46,586	5,860,053
Exxon Mobil Corp	2,485,171	265,490,818
Hess Corp	231,300	32,157,639
Marathon Petroleum Corp	333,378	48,576,508
Northern Oil & Gas Inc	60,030	2,158,078
Occidental Petroleum Corp	791,900	36,942,135
Ovintiv Inc	578,500	24,424,270
Permian Resources Corp Class A	622,500	9,119,625
Phillips 66	116,418	13,722,190
Range Resources Corp	451,700	16,730,968
SM Energy Co	99,400	3,773,223
Targa Resources Corp	79,200	15,586,560
Valero Energy Corp	298,900	39,753,700
		793,454,704
Industrials - 1.2%
Machinery - 1.2%
Chart Industries Inc (b)	60,900	12,885,831
Utilities - 3.3%
Independent Power and Renewable Electricity Producers - 3.3%
Vistra Corp	215,200	36,160,056
TOTAL UNITED STATES		963,156,909
TOTAL COMMON STOCKS (Cost $704,591,589)		1,134,915,359

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	3,597,092	3,597,812
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	7,054,405	7,055,110
TOTAL MONEY MARKET FUNDS (Cost $10,652,922)			10,652,922

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $715,244,511)	1,145,568,281
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(41,051,458)
NET ASSETS - 100.0%	1,104,516,823

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,329,635	60,614,550	60,346,373	46,027	-	-	3,597,812	3,597,092	0.0%
Fidelity Securities Lending Cash Central Fund	18,242,180	309,537,161	320,724,231	36,787	-	-	7,055,110	7,054,405	0.0%
Total	21,571,815	370,151,711	381,070,604	82,814	-	-	10,652,922	10,651,497

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	1,085,869,472	1,085,869,472	-	-
Industrials	12,885,831	12,885,831	-	-
Utilities	36,160,056	36,160,056	-	-

Money Market Funds	10,652,922	10,652,922	-	-
Total Investments in Securities:	1,145,568,281	1,145,568,281	-	-
Fidelity Advisor® Energy Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,548,386) - See accompanying schedule:
Unaffiliated issuers (cost $704,591,589)	$1,134,915,359
Fidelity Central Funds (cost $10,652,922)	10,652,922

Total Investment in Securities (cost $715,244,511)		$1,145,568,281
Foreign currency held at value (cost $50,501)		48,350
Receivable for fund shares sold		726,315
Dividends receivable		432,241
Distributions receivable from Fidelity Central Funds		8,224
Prepaid expenses		1,027
Other receivables		109,516
Total assets		1,146,893,954
Liabilities
Payable for investments purchased	$147,271
Payable for fund shares redeemed	34,176,189
Accrued management fee	670,950
Distribution and service plan fees payable	179,880
Other payables and accrued expenses	148,055
Collateral on securities loaned	7,054,786
Total liabilities		42,377,131
Net Assets		$1,104,516,823
Net Assets consist of:
Paid in capital		$841,113,619
Total accumulated earnings (loss)		263,403,204
Net Assets		$1,104,516,823

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($349,100,843 ÷ 7,741,468 shares)(a)		$45.09
Maximum offering price per share (100/94.25 of $45.09)		$47.84
Class M :
Net Asset Value and redemption price per share ($100,275,029 ÷ 2,162,343 shares)(a)		$46.37
Maximum offering price per share (100/96.50 of $46.37)		$48.05
Class C :
Net Asset Value and offering price per share ($72,338,630 ÷ 1,765,421 shares)(a)		$40.98
Class I :
Net Asset Value, offering price and redemption price per share ($478,762,806 ÷ 9,984,833 shares)		$47.95
Class Z :
Net Asset Value, offering price and redemption price per share ($104,039,515 ÷ 2,172,200 shares)		$47.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$15,323,868
Income from Fidelity Central Funds (including $36,787 from security lending)		82,814
Total income		15,406,682
Expenses
Management fee	$4,094,506
Distribution and service plan fees	1,083,211
Custodian fees and expenses	20,603
Independent trustees' fees and expenses	2,708
Registration fees	73,238
Audit fees	28,731
Legal	1,977
Miscellaneous	35,996
Total expenses		5,340,970
Net Investment income (loss)		10,065,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,615,464
Foreign currency transactions	(7,290)
Total net realized gain (loss)		31,608,174
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(131,399,557)
Assets and liabilities in foreign currencies	(1,930)
Total change in net unrealized appreciation (depreciation)		(131,401,487)
Net gain (loss)		(99,793,313)
Net increase (decrease) in net assets resulting from operations		$(89,727,601)
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,065,712	$21,340,728
Net realized gain (loss)	31,608,174	129,269,550
Change in net unrealized appreciation (depreciation)	(131,401,487)	(30,832,449)
Net increase (decrease) in net assets resulting from operations	(89,727,601)	119,777,829
Distributions to shareholders	(10,612,833)	(23,514,383)

Share transactions - net increase (decrease)	(106,600,345)	(146,093,812)
Total increase (decrease) in net assets	(206,940,779)	(49,830,366)

Net Assets
Beginning of period	1,311,457,602	1,361,287,968
End of period	$1,104,516,823	$1,311,457,602

Financial Highlights
Fidelity Advisor® Energy Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.92	$44.81	$39.49	$23.59	$16.59	$27.88
Income from Investment Operations
Net investment income (loss) A,B	.37	.73	.96	.80	.65 C	.57
Net realized and unrealized gain (loss)	(3.78)	4.26	5.26	15.68	6.94	(11.42)
Total from investment operations	(3.41)	4.99	6.22	16.48	7.59	(10.85)
Distributions from net investment income	(.42)	(.88)	(.90)	(.58)	(.59)	(.44)
Total distributions	(.42)	(.88)	(.90)	(.58)	(.59)	(.44)
Net asset value, end of period	$45.09	$48.92	$44.81	$39.49	$23.59	$16.59
Total Return D,E,F	(6.92) %	11.44%	15.94%	71.12%	46.78%	(39.54)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	1.00%	1.01%	1.05%	1.11%	1.14%
Expenses net of fee waivers, if any	.98 % I	.99%	1.01%	1.04%	1.11%	1.14%
Expenses net of all reductions	.98% I	.99%	1.01%	1.04%	1.11%	1.12%
Net investment income (loss)	1.60% I	1.59%	2.29%	2.43%	3.15% C	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$349,101	$397,263	$379,351	$361,023	$175,221	$114,321
Portfolio turnover rate J	15 % I	31% K	21%	37%	45%	84% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.60%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.29	$46.03	$40.53	$24.20	$17.00	$28.53
Income from Investment Operations
Net investment income (loss) A,B	.32	.63	.88	.73	.60 C	.53
Net realized and unrealized gain (loss)	(3.88)	4.38	5.39	16.11	7.13	(11.71)
Total from investment operations	(3.56)	5.01	6.27	16.84	7.73	(11.18)
Distributions from net investment income	(.36)	(.75)	(.77)	(.51)	(.53)	(.35)
Total distributions	(.36)	(.75)	(.77)	(.51)	(.53)	(.35)
Net asset value, end of period	$46.37	$50.29	$46.03	$40.53	$24.20	$17.00
Total Return D,E,F	(7.03) %	11.14%	15.64%	70.66%	46.37%	(39.66)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.23% I	1.25%	1.27%	1.31%	1.38%	1.40%
Expenses net of fee waivers, if any	1.23 % I	1.24%	1.27%	1.31%	1.38%	1.40%
Expenses net of all reductions	1.23% I	1.24%	1.27%	1.31%	1.38%	1.38%
Net investment income (loss)	1.35% I	1.34%	2.04%	2.16%	2.88% C	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$100,275	$111,844	$109,406	$114,014	$62,519	$43,768
Portfolio turnover rate J	15 % I	31% K	21%	37%	45%	84% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.34%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$44.53	$40.83	$36.08	$21.60	$15.23	$25.58
Income from Investment Operations
Net investment income (loss) A,B	.18	.35	.59	.51	.45 C	.39
Net realized and unrealized gain (loss)	(3.42)	3.90	4.80	14.38	6.38	(10.52)
Total from investment operations	(3.24)	4.25	5.39	14.89	6.83	(10.13)
Distributions from net investment income	(.31)	(.55)	(.64)	(.41)	(.46)	(.22)
Total distributions	(.31)	(.55)	(.64)	(.41)	(.46)	(.22)
Net asset value, end of period	$40.98	$44.53	$40.83	$36.08	$21.60	$15.23
Total Return D,E,F	(7.24) %	10.61%	15.09%	69.86%	45.68%	(39.95)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.73% I	1.74%	1.76%	1.79%	1.84%	1.86%
Expenses net of fee waivers, if any	1.73 % I	1.74%	1.75%	1.78%	1.84%	1.86%
Expenses net of all reductions	1.73% I	1.74%	1.75%	1.78%	1.84%	1.84%
Net investment income (loss)	.84% I	.85%	1.55%	1.69%	2.42% C	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$72,339	$80,848	$94,348	$105,747	$56,068	$45,212
Portfolio turnover rate J	15 % I	31% K	21%	37%	45%	84% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.88%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$51.96	$47.54	$41.83	$24.95	$17.51	$29.39
Income from Investment Operations
Net investment income (loss) A,B	.45	.91	1.14	.97	.74 C	.67
Net realized and unrealized gain (loss)	(4.00)	4.51	5.57	16.57	7.35	(12.02)
Total from investment operations	(3.55)	5.42	6.71	17.54	8.09	(11.35)
Distributions from net investment income	(.46)	(1.00)	(1.00)	(.66)	(.65)	(.53)
Total distributions	(.46)	(1.00)	(1.00)	(.66)	(.65)	(.53)
Net asset value, end of period	$47.95	$51.96	$47.54	$41.83	$24.95	$17.51
Total Return D,E	(6.78) %	11.73%	16.25%	71.63%	47.26%	(39.33)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.73%	.74%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.72 % H	.72%	.74%	.76%	.79%	.82%
Expenses net of all reductions	.72% H	.72%	.74%	.76%	.79%	.80%
Net investment income (loss)	1.86% H	1.86%	2.57%	2.71%	3.47% C	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$478,763	$609,322	$511,737	$533,005	$177,248	$154,575
Portfolio turnover rate I	15 % H	31% J	21%	37%	45%	84% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.93%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$51.91	$47.46	$41.75	$24.91	$17.48	$29.35
Income from Investment Operations
Net investment income (loss) A,B	.49	.97	1.19	1.02	.80 C	.69
Net realized and unrealized gain (loss)	(4.01)	4.51	5.56	16.52	7.30	(11.97)
Total from investment operations	(3.52)	5.48	6.75	17.54	8.10	(11.28)
Distributions from net investment income	(.49)	(1.03)	(1.04)	(.70)	(.67)	(.59)
Total distributions	(.49)	(1.03)	(1.04)	(.70)	(.67)	(.59)
Net asset value, end of period	$47.90	$51.91	$47.46	$41.75	$24.91	$17.48
Total Return D,E	(6.73) %	11.90%	16.40%	71.83%	47.47%	(39.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.60%	.62%	.63%	.65%	.66%
Expenses net of fee waivers, if any	.59 % H	.59%	.61%	.62%	.64%	.66%
Expenses net of all reductions	.59% H	.59%	.61%	.62%	.64%	.64%
Net investment income (loss)	1.99% H	1.99%	2.69%	2.85%	3.62% C	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$104,040	$112,181	$266,447	$263,802	$81,903	$40,742
Portfolio turnover rate I	15 % H	31% J	21%	37%	45%	84% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.07%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A	281,300	3,344,657
MEXICO - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	1,766,541	2,718,607
PUERTO RICO - 1.6%
Financials - 1.6%
Banks - 1.6%
Popular Inc	101,171	10,414,543
UNITED KINGDOM - 3.1%
Financials - 3.1%
Insurance - 3.1%
Beazley PLC	295,900	3,074,508
Direct Line Insurance Group PLC	1,521,000	5,050,408
Hiscox Ltd	584,100	7,915,786
Lancashire Holdings Ltd	625,266	5,031,485

TOTAL UNITED KINGDOM		21,072,187
UNITED STATES - 94.0%
Financials - 93.0%
Banks - 30.4%
Associated Banc-Corp	235,547	5,921,652
Bank of America Corp	716,456	33,171,913
BOK Financial Corp	49,400	5,454,748
Cadence Bank	72,124	2,538,765
Citigroup Inc	359,805	29,298,921
East West Bancorp Inc	75,400	7,763,938
Eastern Bankshares Inc	345,000	6,334,200
First Hawaiian Inc	146,500	4,046,330
First Interstate BancSystem Inc Class A	191,852	6,321,523
Heartland Financial USA Inc	30,628	1,980,713
KeyCorp	305,100	5,485,698
M&T Bank Corp	58,088	11,689,629
Old National Bancorp/IN	321,433	7,666,177
TriCo Bancshares	75,200	3,299,024
UMB Financial Corp (a)	55,600	6,555,240
US Bancorp	265,000	12,661,700
Wells Fargo & Co	549,428	43,294,927
WesBanco Inc	126,900	4,446,576
Wintrust Financial Corp	19,466	2,546,347
Zions Bancorp NA	60,900	3,523,674
		204,001,695
Capital Markets - 20.7%
AllianceBernstein Holding LP	241,800	9,686,508
Blue Owl Capital Inc Class A	171,400	4,458,114
Bridge Investment Group Holdings Inc Class A	417,400	3,343,374
Carlyle Group Inc/The	116,600	6,548,256
Lazard Inc Class A	77,352	4,205,628
LPL Financial Holdings Inc	37,900	13,905,131
MarketAxess Holdings Inc	39,600	8,736,948
Moody's Corp	19,800	9,888,912
Morgan Stanley	118,600	16,417,798
Nasdaq Inc	117,400	9,666,716
Northern Trust Corp	97,000	10,892,130
Perella Weinberg Partners Class A	127,900	3,302,378
Raymond James Financial Inc	42,950	7,236,216
State Street Corp	139,200	14,145,504
Stifel Financial Corp	49,600	5,746,160
Virtu Financial Inc Class A	269,660	10,802,580
		138,982,353
Consumer Finance - 7.0%
Discover Financial Services	70,500	14,176,845
FirstCash Holdings Inc	95,971	10,475,234
OneMain Holdings Inc	191,600	10,641,464
SLM Corp	409,900	11,440,309
		46,733,852
Financial Services - 20.4%
Apollo Global Management Inc	86,900	14,858,162
Corebridge Financial Inc	236,001	7,967,394
Corpay Inc (b)	12,800	4,870,272
Essent Group Ltd	166,400	9,692,800
Fiserv Inc (b)	46,900	10,132,276
Global Payments Inc	63,200	7,132,120
Mastercard Inc Class A	101,900	56,598,317
NMI Holdings Inc (b)	32,600	1,259,012
Visa Inc Class A	43,600	14,902,480
Voya Financial Inc	132,800	9,427,472
		136,840,305
Insurance - 14.5%
American Financial Group Inc/OH	65,900	8,999,304
Arthur J Gallagher & Co	36,500	11,016,430
Assurant Inc	40,900	8,801,271
Baldwin Insurance Group Inc/The Class A (b)	232,104	9,504,659
Chubb Ltd	61,000	16,584,680
Fidelity National Financial Inc	73,600	4,281,312
Marsh & McLennan Cos Inc	64,500	13,988,760
Reinsurance Group of America Inc	107,200	24,426,592
		97,603,008
Industrials - 1.0%
Professional Services - 1.0%
Dun & Bradstreet Holdings Inc	528,700	6,503,010
TOTAL UNITED STATES		630,664,223
TOTAL COMMON STOCKS (Cost $457,592,526)		668,214,217

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	2,665,741	2,666,274
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	5,707,304	5,707,875
TOTAL MONEY MARKET FUNDS (Cost $8,374,149)			8,374,149

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $465,966,675)	676,588,366
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(5,346,759)
NET ASSETS - 100.0%	671,241,607

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,868,007	76,023,504	75,225,237	61,609	-	-	2,666,274	2,665,741	0.0%
Fidelity Securities Lending Cash Central Fund	4,708,125	37,297,539	36,297,789	2,528	-	-	5,707,875	5,707,304	0.0%
Total	6,576,132	113,321,043	111,523,026	64,137	-	-	8,374,149	8,373,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	661,711,207	661,711,207	-	-
Industrials	6,503,010	6,503,010	-	-

Money Market Funds	8,374,149	8,374,149	-	-
Total Investments in Securities:	676,588,366	676,588,366	-	-
Fidelity Advisor® Financials Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,482,350) - See accompanying schedule:
Unaffiliated issuers (cost $457,592,526)	$668,214,217
Fidelity Central Funds (cost $8,374,149)	8,374,149

Total Investment in Securities (cost $465,966,675)		$676,588,366
Receivable for fund shares sold		872,010
Dividends receivable		241,160
Distributions receivable from Fidelity Central Funds		14,601
Prepaid expenses		405
Total assets		677,716,542
Liabilities
Payable for fund shares redeemed	$232,600
Distributions payable	215
Accrued management fee	372,803
Distribution and service plan fees payable	122,980
Other payables and accrued expenses	38,462
Collateral on securities loaned	5,707,875
Total liabilities		6,474,935
Net Assets		$671,241,607
Net Assets consist of:
Paid in capital		$452,871,077
Total accumulated earnings (loss)		218,370,530
Net Assets		$671,241,607

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($252,781,053 ÷ 6,793,745 shares)(a)		$37.21
Maximum offering price per share (100/94.25 of $37.21)		$39.48
Class M :
Net Asset Value and redemption price per share ($92,402,604 ÷ 2,517,660 shares)(a)		$36.70
Maximum offering price per share (100/96.50 of $36.70)		$38.03
Class C :
Net Asset Value and offering price per share ($43,918,947 ÷ 1,276,743 shares)(a)		$34.40
Class I :
Net Asset Value, offering price and redemption price per share ($206,628,019 ÷ 5,355,462 shares)		$38.58
Class Z :
Net Asset Value, offering price and redemption price per share ($75,510,984 ÷ 1,959,414 shares)		$38.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$6,461,478
Income from Fidelity Central Funds (including $2,528 from security lending)		64,137
Total income		6,525,615
Expenses
Management fee	$1,990,986
Distribution and service plan fees	676,277
Custodian fees and expenses	11,209
Independent trustees' fees and expenses	1,176
Registration fees	72,979
Audit fees	28,474
Legal	518
Miscellaneous	13,506
Total expenses		2,795,125
Net Investment income (loss)		3,730,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	26,086,499
Foreign currency transactions	(2,013)
Total net realized gain (loss)		26,084,486
Change in net unrealized appreciation (depreciation) on investment securities		70,032,751
Net gain (loss)		96,117,237
Net increase (decrease) in net assets resulting from operations		$99,847,727
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,730,490	$8,063,454
Net realized gain (loss)	26,084,486	22,789,712
Change in net unrealized appreciation (depreciation)	70,032,751	79,119,055
Net increase (decrease) in net assets resulting from operations	99,847,727	109,972,221
Distributions to shareholders	(29,319,921)	(8,982,095)

Share transactions - net increase (decrease)	93,299,314	(66,836,659)
Total increase (decrease) in net assets	163,827,120	34,153,467

Net Assets
Beginning of period	507,414,487	473,261,020
End of period	$671,241,607	$507,414,487

Financial Highlights
Fidelity Advisor® Financials Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.88	$25.84	$26.31	$28.41	$18.00	$21.47
Income from Investment Operations
Net investment income (loss) A,B	.22	.51	.51	.44	.42	.40
Net realized and unrealized gain (loss)	5.79	7.17	.50	(1.32)	10.55	(3.59)
Total from investment operations	6.01	7.68	1.01	(.88)	10.97	(3.19)
Distributions from net investment income	(.44)	(.64)	(.45)	(.43)	(.45)	(.28)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)	-
Total distributions	(1.68) C	(.64)	(1.48)	(1.22) C	(.56)	(.28)
Net asset value, end of period	$37.21	$32.88	$25.84	$26.31	$28.41	$18.00
Total Return D,E,F	18.60%	30.18%	4.17%	(3.40)%	61.84%	(15.15)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.03%	1.05%	1.03%	1.07%	1.09%
Expenses net of fee waivers, if any	1.01 % I	1.03%	1.04%	1.03%	1.07%	1.09%
Expenses net of all reductions	1.01% I	1.03%	1.04%	1.03%	1.06%	1.08%
Net investment income (loss)	1.24% I	1.83%	2.02%	1.55%	1.76%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$252,781	$203,328	$169,271	$189,413	$181,251	$104,761
Portfolio turnover rate J	43 % I	44% K	55%	40%	51%	88% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.43	$25.49	$25.98	$28.08	$17.79	$21.23
Income from Investment Operations
Net investment income (loss) A,B	.17	.44	.44	.37	.36	.34
Net realized and unrealized gain (loss)	5.71	7.07	.49	(1.31)	10.44	(3.55)
Total from investment operations	5.88	7.51	.93	(.94)	10.80	(3.21)
Distributions from net investment income	(.36)	(.57)	(.39)	(.37)	(.39)	(.23)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)	-
Total distributions	(1.61)	(.57)	(1.42)	(1.16) C	(.51) C	(.23)
Net asset value, end of period	$36.70	$32.43	$25.49	$25.98	$28.08	$17.79
Total Return D,E,F	18.43%	29.90%	3.88%	(3.63)%	61.48%	(15.38)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.26% I	1.27%	1.29%	1.28%	1.32%	1.35%
Expenses net of fee waivers, if any	1.26 % I	1.27%	1.28%	1.28%	1.32%	1.35%
Expenses net of all reductions	1.26% I	1.27%	1.28%	1.28%	1.31%	1.34%
Net investment income (loss)	1.00% I	1.60%	1.78%	1.30%	1.51%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$92,403	$76,611	$64,588	$69,176	$60,508	$34,828
Portfolio turnover rate J	43 % I	44% K	55%	40%	51%	88% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.43	$23.92	$24.44	$26.48	$16.80	$20.04
Income from Investment Operations
Net investment income (loss) A,B	.08	.28	.30	.21	.22	.23
Net realized and unrealized gain (loss)	5.35	6.64	.46	(1.23)	9.85	(3.37)
Total from investment operations	5.43	6.92	.76	(1.02)	10.07	(3.14)
Distributions from net investment income	(.22)	(.41)	(.25)	(.23)	(.28)	(.10)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)	-
Total distributions	(1.46) C	(.41)	(1.28)	(1.02) C	(.39)	(.10)
Net asset value, end of period	$34.40	$30.43	$23.92	$24.44	$26.48	$16.80
Total Return D,E,F	18.16%	29.23%	3.38%	(4.13)%	60.62%	(15.79)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.76% I	1.78%	1.79%	1.79%	1.83%	1.84%
Expenses net of fee waivers, if any	1.76 % I	1.77%	1.79%	1.78%	1.82%	1.84%
Expenses net of all reductions	1.76% I	1.77%	1.79%	1.78%	1.82%	1.83%
Net investment income (loss)	.50% I	1.09%	1.27%	.80%	1.00%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$43,919	$36,108	$41,339	$58,177	$57,856	$41,947
Portfolio turnover rate J	43 % I	44% K	55%	40%	51%	88% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.10	$26.77	$27.20	$29.32	$18.55	$22.11
Income from Investment Operations
Net investment income (loss) A,B	.28	.61	.60	.54	.52	.47
Net realized and unrealized gain (loss)	6.00	7.43	.52	(1.37)	10.86	(3.69)
Total from investment operations	6.28	8.04	1.12	(.83)	11.38	(3.22)
Distributions from net investment income	(.55)	(.71)	(.53)	(.50)	(.50)	(.34)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)	-
Total distributions	(1.80)	(.71)	(1.55) C	(1.29) C	(.61)	(.34)
Net asset value, end of period	$38.58	$34.10	$26.77	$27.20	$29.32	$18.55
Total Return D,E	18.74%	30.52%	4.47%	(3.13)%	62.31%	(14.91)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.76%	.77%	.76%	.79%	.80%
Expenses net of fee waivers, if any	.74 % H	.75%	.77%	.76%	.79%	.80%
Expenses net of all reductions	.74% H	.75%	.77%	.76%	.78%	.78%
Net investment income (loss)	1.52% H	2.11%	2.29%	1.82%	2.04%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$206,628	$124,435	$110,244	$131,118	$118,424	$85,299
Portfolio turnover rate I	43 % H	44% J	55%	40%	51%	88% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.07	$26.71	$27.16	$29.28	$18.53	$22.09
Income from Investment Operations
Net investment income (loss) A,B	.30	.63	.63	.57	.54	.49
Net realized and unrealized gain (loss)	6.00	7.44	.51	(1.37)	10.86	(3.67)
Total from investment operations	6.30	8.07	1.14	(.80)	11.40	(3.18)
Distributions from net investment income	(.58)	(.71)	(.57)	(.53)	(.54)	(.38)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)	-
Total distributions	(1.83)	(.71)	(1.59) C	(1.32) C	(.65)	(.38)
Net asset value, end of period	$38.54	$34.07	$26.71	$27.16	$29.28	$18.53
Total Return D,E	18.82%	30.73%	4.58%	(3.03)%	62.53%	(14.79)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.61% H	.63%	.64%	.64%	.66%	.67%
Expenses net of fee waivers, if any	.61 % H	.62%	.64%	.63%	.66%	.67%
Expenses net of all reductions	.61% H	.62%	.64%	.63%	.65%	.65%
Net investment income (loss)	1.65% H	2.24%	2.42%	1.95%	2.17%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$75,511	$66,932	$87,819	$63,009	$49,214	$30,790
Portfolio turnover rate I	43 % H	44% J	55%	40%	51%	88% J

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Health Care Fund
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 1.9%
Health Care - 1.9%
Pharmaceuticals - 1.9%
UCB SA	400,000	78,095,472
CANADA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Xenon Pharmaceuticals Inc (b)	780,000	31,184,400
CHINA - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Beigene Ltd ADR (b)	45,000	10,124,550
DENMARK - 1.4%
Health Care - 1.4%
Biotechnology - 1.4%
Ascendis Pharma A/S ADR (b)	450,000	58,797,000
Zealand Pharma A/S (b)	9,100	930,456

TOTAL DENMARK		59,727,456
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	60,000	7,426,200
NETHERLANDS - 3.4%
Health Care - 3.4%
Biotechnology - 3.2%
Argenx SE ADR (b)	165,000	108,096,450
Merus NV (b)	670,000	27,429,800
		135,526,250
Pharmaceuticals - 0.2%
Pharvaris NV (b)(c)	482,489	8,491,806
TOTAL NETHERLANDS		144,018,056
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)	322,552	10,605,510
UNITED STATES - 89.7%
Health Care - 89.7%
Biotechnology - 18.1%
Acumen Pharmaceuticals Inc (b)	700,000	1,050,000
Akero Therapeutics Inc (b)	160,000	8,652,800
Allogene Therapeutics Inc (b)(c)	2,500,000	4,500,000
Alnylam Pharmaceuticals Inc (b)	354,000	96,043,740
Annexon Inc (b)(c)	750,000	2,880,000
Apogee Therapeutics Inc (b)	33,300	1,377,288
Arcellx Inc (b)	360,000	24,526,800
Arcus Biosciences Inc (b)	450,000	5,805,000
Avidity Biosciences Inc (b)	300,000	9,879,000
Cargo Therapeutics Inc (b)(c)	637,201	2,293,924
Caris Life Sciences Inc (b)(d)(e)	1,098,028	3,162,321
Cartesian Therapeutics Inc (b)	230,254	4,446,205
CG oncology Inc	300,000	9,021,000
Cogent Biosciences Inc (b)	1,280,000	11,916,800
Crinetics Pharmaceuticals Inc (b)	450,000	18,135,000
Cytokinetics Inc (b)	470,000	23,246,200
Day One Biopharmaceuticals Inc (b)(c)	600,000	7,422,000
Disc Medicine Inc (b)	200,000	11,160,000
Exact Sciences Corp (b)(c)	1,540,000	86,317,000
Gilead Sciences Inc	560,000	54,432,000
Janux Therapeutics Inc (b)	436,604	18,983,542
Legend Biotech Corp ADR (b)	1,670,000	63,627,000
Metsera Inc	61,800	1,637,700
MoonLake Immunotherapeutics Class A (b)(c)	450,000	20,695,500
Nurix Therapeutics Inc (b)	860,000	16,950,600
Nuvalent Inc Class A (b)(c)	425,300	36,494,993
Oruka Therapeutics Inc	561,711	7,555,013
Oruka Therapeutics Inc (e)	67,978	914,304
Perspective Therapeutics Inc (b)	350,000	1,242,500
Regeneron Pharmaceuticals Inc (b)	95,000	63,933,100
Revolution Medicines Inc (b)	228,000	9,792,600
Rezolute Inc (b)	850,000	4,462,500
Scholar Rock Holding Corp (b)	51,635	2,085,021
Soleno Therapeutics Inc (b)	210,000	10,548,300
Spyre Therapeutics Inc (b)	371,400	8,538,486
Summit Therapeutics Inc (b)(c)	350,000	7,525,000
Upstream Bio Inc	521,977	5,621,692
Vaxcyte Inc (b)	450,000	39,744,000
Veracyte Inc (b)	348,000	15,827,040
Viking Therapeutics Inc (b)(c)	228,000	7,467,000
Viridian Therapeutics Inc (b)	1,366,529	26,483,332
		756,396,301
Health Care Equipment & Supplies - 30.5%
Boston Scientific Corp (b)	4,670,000	478,021,201
Glaukos Corp (b)	385,000	60,229,400
Inspire Medical Systems Inc (b)	228,000	44,118,000
Insulet Corp (b)	495,000	137,798,100
Intuitive Surgical Inc (b)	95,000	54,328,600
Masimo Corp (b)	800,000	139,384,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	9,982	122,579
Penumbra Inc (b)	752,500	200,894,925
PROCEPT BioRobotics Corp (b)(c)	370,000	26,825,000
Stryker Corp	350,000	136,951,500
		1,278,673,305
Health Care Providers & Services - 21.1%
Alignment Healthcare Inc (b)	2,180,000	33,550,200
BrightSpring Health Services Inc (b)	1,400,000	33,040,000
Cigna Group/The	300,000	88,263,000
CVS Health Corp	1,150,000	64,952,000
LifeStance Health Group Inc (b)	3,300,000	26,301,000
McKesson Corp	70,000	41,632,500
Molina Healthcare Inc (b)	95,000	29,488,950
Privia Health Group Inc (b)	2,400,000	54,840,000
Surgery Partners Inc (b)(c)	1,000,000	25,490,000
UnitedHealth Group Inc	895,000	485,528,550
		883,086,200
Health Care Technology - 2.4%
Phreesia Inc (b)	903,744	25,720,554
Veeva Systems Inc Class A (b)	320,000	74,643,200
		100,363,754
Life Sciences Tools & Services - 9.6%
10X Genomics Inc Class A (b)	1,680,000	25,200,000
Bruker Corp	600,000	34,890,000
Danaher Corp	865,000	192,670,100
IQVIA Holdings Inc (b)	54,000	10,873,440
Thermo Fisher Scientific Inc	172,500	103,111,875
West Pharmaceutical Services Inc	100,000	34,155,000
		400,900,415
Pharmaceuticals - 8.0%
Contineum Therapeutics Inc Class A	280,000	2,741,200
Eli Lilly & Co	260,000	210,880,800
Enliven Therapeutics Inc (b)	360,000	7,869,600
Merck & Co Inc	620,000	61,268,400
Rapport Therapeutics Inc (b)(c)	160,000	2,625,600
Royalty Pharma PLC Class A	1,000,000	31,580,000
Septerna Inc	130,200	2,201,682
Structure Therapeutics Inc ADR (b)	412,000	12,347,640
Third Harmonic Bio Inc (b)(c)	400,000	2,104,000
		333,618,922
TOTAL UNITED STATES		3,753,038,897
TOTAL COMMON STOCKS (Cost $2,427,501,804)		4,094,220,541

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (d)(e)(f)	1,933,200	1,967,997
Health Care - 0.1%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e)	1,433,586	1,526,196
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/2027 (d)(e)	2,082,600	2,336,052
TOTAL HEALTH CARE		3,862,248

TOTAL UNITED STATES		5,830,245
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,449,385)		5,830,245

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	205,024	1,802,160
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (d)(e)	7,391,153	6,947,684
UNITED STATES - 1.8%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc (d)(e)	239,441	2,054,404
Saluda Medical Inc Series E (b)(d)(e)	542,142	3,339,595
		5,393,999
Health Care - 1.7%
Biotechnology - 0.9%
Asimov Inc Series B (b)(d)(e)	67,547	1,951,433
Caris Life Sciences Inc Series D (b)(d)(e)	2,082,481	5,997,545
Cleerly Inc Series C (b)(d)(e)	882,089	10,364,546
Element Biosciences Inc Series C (b)(d)(e)	376,690	3,650,126
Element Biosciences Inc Series D (d)(e)	246,623	1,736,226
Element Biosciences Inc Series D1 (d)(e)	246,623	1,736,226
ElevateBio LLC Series C (b)(d)(e)	163,300	473,570
Endeavor BioMedicines Inc Series C (d)(e)	863,746	5,631,624
Inscripta Inc Series E (b)(d)(e)	826,424	2,479,272
		34,020,568
Health Care Equipment & Supplies - 0.4%
Medical Microinstruments Inc/Italy Series C (d)(e)	199,633	6,591,882
Outset Medical Inc (e)(j)	47,945	9,589,000
		16,180,882
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC (b)(d)(e)(g)	327,591	1,480,711
Health Care Technology - 0.4%
Aledade Inc Series B1 (b)(d)(e)	130,618	5,086,265
Aledade Inc Series E1 (b)(d)(e)	46,526	1,811,722
Candid Therapeutics (d)(e)	1,956,465	2,152,112
Omada Health Inc Series E (b)(d)(e)	1,456,953	6,614,567
Wugen Inc Series B (b)(d)(e)	300,054	1,143,205
		16,807,871
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	2,552,870	1,914,652
TOTAL HEALTH CARE		70,404,684

TOTAL UNITED STATES		75,798,683
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $125,467,559)		84,548,527

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA 10% 12/31/2026 (d)(e) (Cost $8,017,078)	8,017,078	7,928,979

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	273	273
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	74,519,068	74,526,520
TOTAL MONEY MARKET FUNDS (Cost $74,526,793)			74,526,793

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,640,962,619)	4,267,055,085
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(79,691,728)
NET ASSETS - 100.0%	4,187,363,357

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,506,955 or 2.4% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $9,589,000 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	5,001,455

Aledade Inc Series E1	5/20/22	2,317,665

Asimov Inc Series B	10/29/21	6,260,303

Candid Therapeutics	8/27/24	2,347,758

Caris Life Sciences Inc	10/06/22	6,148,957

Caris Life Sciences Inc Series D	5/11/21	16,868,096

Cleerly Inc Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co Ltd Series C	12/01/20	2,911,986

Element Biosciences Inc Series C	6/21/21	7,743,503

Element Biosciences Inc Series D	6/28/24	1,934,338

Element Biosciences Inc Series D1	6/28/24	1,934,338

ElevateBio LLC Series C	3/09/21	685,044

Endeavor BioMedicines Inc Series C	4/22/24	5,635,597

Galvanize Therapeutics 6% 2/28/2027	2/28/24	2,082,600

Galvanize Therapeutics Series B	3/29/22	4,419,746

Inscripta Inc Series E	3/30/21	7,297,324

InSightec Ltd Series G	6/17/24	6,561,866

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 12/31/24	8,017,078

Medical Microinstruments Inc/Italy Series C	2/16/24	6,654,507

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	8,734,725

Oruka Therapeutics Inc	9/12/24	1,563,494

Outset Medical Inc	1/03/25	9,589,000

Saluda Medical Inc	4/06/23	1,933,199

Saluda Medical Inc 0%	1/03/25	1,933,200

Saluda Medical Inc Series E	4/06/23	4,377,146

Thriveworks Topco LLC	7/23/21 - 2/25/22	9,402,913

Wugen Inc 10% 6/14/2025	6/14/24	1,433,586

Wugen Inc Series B	7/09/21	2,326,889

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Outset Medical Inc	2025-03-31

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,058,921	361,518,426	370,577,074	464,963	-	-	273	273	0.0%
Fidelity Securities Lending Cash Central Fund	204,662,086	265,391,555	395,527,121	487,567	-	-	74,526,520	74,519,068	0.3%
Total	213,721,007	626,909,981	766,104,195	952,530	-	-	74,526,793	74,519,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	4,094,220,541	4,090,935,641	-	3,284,900

Convertible Corporate Bonds
Financials	1,967,997	-	-	1,967,997
Health Care	3,862,248	-	-	3,862,248

Convertible Preferred Stocks
Financials	5,393,999	-	-	5,393,999
Health Care	79,154,528	9,589,000	-	69,565,528

Preferred Securities
Health Care	7,928,979	-	-	7,928,979

Money Market Funds	74,526,793	74,526,793	-	-
Total Investments in Securities:	4,267,055,085	4,175,051,434	-	92,003,651

Net Unrealized Depreciation on Unfunded Commitments	(97,730)	-	-	(97,730)
Total	(97,730)	-	-	(97,730)
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$3,130,877
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	154,023
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$3,284,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$154,023
Convertible Corporate Bonds
Beginning Balance	$3,643,149
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	253,896
Cost of Purchases	1,933,200
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$5,830,245
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$253,896
Convertible Preferred Stocks
Beginning Balance	$74,276,923
Net Realized Gain (Loss) on Investment Securities	(73,082)
Net Unrealized Gain (Loss) on Investment Securities	(1,223,651)
Cost of Purchases	2,348,229
Proceeds of Sales	(368,892)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$74,959,527
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(1,223,651)
Preferred Securities
Beginning Balance	$7,682,374
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(204,944)
Cost of Purchases	451,549
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$7,928,979
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(204,944)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Fidelity Advisor® Health Care Fund
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $71,478,168) - See accompanying schedule:
Unaffiliated issuers (cost $2,566,435,826)	$4,192,528,292
Fidelity Central Funds (cost $74,526,793)	74,526,793

Total Investment in Securities (cost $2,640,962,619)		$4,267,055,085
Foreign currency held at value (cost $880,463)		848,368
Receivable for investments sold		9,977,634
Receivable for fund shares sold		2,475,890
Dividends receivable		1,855,437
Interest receivable		203,476
Distributions receivable from Fidelity Central Funds		35,391
Prepaid expenses		3,720
Total assets		4,282,455,001
Liabilities
Payable to custodian bank	$79,170
Payable for investments purchased	11,398,896
Unrealized depreciation on unfunded commitments	97,730
Payable for fund shares redeemed	5,991,755
Accrued management fee	2,247,347
Distribution and service plan fees payable	592,877
Notes payable to affiliates	103,000
Other payables and accrued expenses	56,227
Collateral on securities loaned	74,524,642
Total liabilities		95,091,644
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$4,187,363,357
Net Assets consist of:
Paid in capital		$2,492,124,774
Total accumulated earnings (loss)		1,695,238,583
Net Assets		$4,187,363,357

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,388,029,855 ÷ 23,560,280 shares)(a)		$58.91
Maximum offering price per share (100/94.25 of $58.91)		$62.50
Class M :
Net Asset Value and redemption price per share ($289,698,042 ÷ 5,466,201 shares)(a)		$53.00
Maximum offering price per share (100/96.50 of $53.00)		$54.92
Class C :
Net Asset Value and offering price per share ($227,288,230 ÷ 5,506,814 shares)(a)		$41.27
Class I :
Net Asset Value, offering price and redemption price per share ($1,788,592,995 ÷ 26,878,393 shares)		$66.54
Class Z :
Net Asset Value, offering price and redemption price per share ($493,754,235 ÷ 7,381,855 shares)		$66.89
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$11,070,249
Interest		150,250
Income from Fidelity Central Funds (including $487,567 from security lending)		952,530
Total income		12,173,029
Expenses
Management fee	$14,663,570
Distribution and service plan fees	3,827,641
Custodian fees and expenses	26,439
Independent trustees' fees and expenses	10,227
Registration fees	93,578
Audit fees	28,861
Legal	3,232
Interest	46,923
Miscellaneous	27,577
Total expenses		18,728,048
Net Investment income (loss)		(6,555,019)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	260,525,637
Foreign currency transactions	8,058
Total net realized gain (loss)		260,533,695
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(87,553,003)
Unfunded commitments	(3,902,154)
Assets and liabilities in foreign currencies	(81,252)
Total change in net unrealized appreciation (depreciation)		(91,536,409)
Net gain (loss)		168,997,286
Net increase (decrease) in net assets resulting from operations		$162,442,267
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,555,019)	$(10,109,111)
Net realized gain (loss)	260,533,695	306,778,453
Change in net unrealized appreciation (depreciation)	(91,536,409)	(39,300,835)
Net increase (decrease) in net assets resulting from operations	162,442,267	257,368,507
Distributions to shareholders	(441,537,080)	-

Share transactions - net increase (decrease)	(149,124,979)	(1,313,714,176)
Total increase (decrease) in net assets	(428,219,792)	(1,056,345,669)

Net Assets
Beginning of period	4,615,583,149	5,671,928,818
End of period	$4,187,363,357	$4,615,583,149

Consolidated Financial Highlights
Fidelity Advisor® Health Care Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$63.72	$59.73	$57.59	$69.58	$61.07	$49.21
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.19)	(.24)	(.26)	(.26)	(.04)
Net realized and unrealized gain (loss)	2.17	4.18	2.38	(7.58)	12.55	12.08
Total from investment operations	2.05	3.99	2.14	(7.84)	12.29	12.04
Distributions from net investment income	-	-	-	-	(.16)	-
Distributions from net realized gain	(6.86)	-	-	(4.15)	(3.62)	(.18)
Total distributions	(6.86)	-	-	(4.15)	(3.78)	(.18)
Net asset value, end of period	$58.91	$63.72	$59.73	$57.59	$69.58	$61.07
Total Return C,D,E	3.63%	6.68%	3.72%	(11.90)%	20.70%	24.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	.97%	.98%	.97%	.98%	1.01%
Expenses net of fee waivers, if any	.92 % H	.96%	.97%	.97%	.98%	1.00%
Expenses net of all reductions	.92% H	.96%	.97%	.97%	.98%	1.00%
Net investment income (loss)	(.39)% H	(.32)%	(.42)%	(.42)%	(.39)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,388,030	$1,437,683	$1,535,212	$1,488,238	$1,735,235	$1,372,082
Portfolio turnover rate I	48 % H	37%	47%	33%	38%	53% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$58.09	$54.58	$52.76	$64.25	$56.62	$45.75
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.31)	(.36)	(.38)	(.39)	(.16)
Net realized and unrealized gain (loss)	1.96	3.82	2.18	(6.96)	11.61	11.21
Total from investment operations	1.77	3.51	1.82	(7.34)	11.22	11.05
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	(6.86)	-	-	(4.15)	(3.57)	(.18)
Total distributions	(6.86)	-	-	(4.15)	(3.59)	(.18)
Net asset value, end of period	$53.00	$58.09	$54.58	$52.76	$64.25	$56.62
Total Return C,D,E	3.50%	6.43%	3.45%	(12.12)%	20.39%	24.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17% H	1.22%	1.23%	1.22%	1.23%	1.26%
Expenses net of fee waivers, if any	1.17 % H	1.22%	1.23%	1.22%	1.23%	1.26%
Expenses net of all reductions	1.17% H	1.22%	1.23%	1.22%	1.23%	1.26%
Net investment income (loss)	(.63)% H	(.57)%	(.67)%	(.67)%	(.65)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$289,698	$301,382	$315,963	$330,452	$402,175	$349,280
Portfolio turnover rate I	48 % H	37%	47%	33%	38%	53% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$46.87	$44.26	$43.00	$53.40	$47.63	$38.70
Income from Investment Operations
Net investment income (loss) A,B	(.27)	(.46)	(.51)	(.55)	(.58)	(.34)
Net realized and unrealized gain (loss)	1.53	3.07	1.77	(5.70)	9.71	9.45
Total from investment operations	1.26	2.61	1.26	(6.25)	9.13	9.11
Distributions from net realized gain	(6.86)	-	-	(4.15)	(3.36)	(.18)
Total distributions	(6.86)	-	-	(4.15)	(3.36)	(.18)
Net asset value, end of period	$41.27	$46.87	$44.26	$43.00	$53.40	$47.63
Total Return C,D,E	3.24%	5.90%	2.93%	(12.56)%	19.78%	23.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.67% H	1.71%	1.73%	1.72%	1.73%	1.76%
Expenses net of fee waivers, if any	1.67 % H	1.70%	1.73%	1.72%	1.73%	1.76%
Expenses net of all reductions	1.67% H	1.70%	1.73%	1.72%	1.73%	1.75%
Net investment income (loss)	(1.13)% H	(1.06)%	(1.17)%	(1.17)%	(1.15)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$227,288	$265,779	$365,165	$501,742	$697,626	$654,487
Portfolio turnover rate I	48 % H	37%	47%	33%	38%	53% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$71.00	$66.37	$63.83	$76.48	$66.81	$53.77
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.04)	(.10)	(.11)	(.10)	.11
Net realized and unrealized gain (loss)	2.45	4.67	2.64	(8.39)	13.76	13.22
Total from investment operations	2.40	4.63	2.54	(8.50)	13.66	13.33
Distributions from net investment income	-	-	-	-	(.30)	-
Distributions from net realized gain	(6.86)	-	-	(4.15)	(3.69)	(.29)
Total distributions	(6.86)	-	-	(4.15)	(3.99)	(.29)
Net asset value, end of period	$66.54	$71.00	$66.37	$63.83	$76.48	$66.81
Total Return C,D	3.75%	6.98%	3.98%	(11.68)%	21.01%	24.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67% G	.70%	.72%	.71%	.72%	.74%
Expenses net of fee waivers, if any	.67 % G	.70%	.71%	.71%	.72%	.74%
Expenses net of all reductions	.67% G	.70%	.71%	.71%	.72%	.74%
Net investment income (loss)	(.13)% G	(.05)%	(.16)%	(.16)%	(.13)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,788,593	$2,031,441	$2,593,539	$2,743,740	$3,410,787	$2,546,323
Portfolio turnover rate H	48 % G	37%	47%	33%	38%	53% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$71.29	$66.56	$63.93	$76.55	$66.88	$53.84
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.06	(.02)	(.03)	(.01)	.19
Net realized and unrealized gain (loss)	2.47	4.67	2.65	(8.38)	13.77	13.22
Total from investment operations	2.46	4.73	2.63	(8.41)	13.76	13.41
Distributions from net investment income	-	-	-	-	(.37)	-
Distributions from net realized gain	(6.86)	-	-	(4.21)	(3.73)	(.37)
Total distributions	(6.86)	-	-	(4.21)	(4.09) C	(.37)
Net asset value, end of period	$66.89	$71.29	$66.56	$63.93	$76.55	$66.88
Total Return D,E	3.82%	7.11%	4.11%	(11.56)%	21.15%	24.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.56%	.59%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.56 % H	.56%	.59%	.59%	.60%	.61%
Expenses net of all reductions	.56% H	.56%	.59%	.59%	.59%	.61%
Net investment income (loss)	(.02)% H	.08%	(.03)%	(.04)%	(.01)%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$493,754	$579,298	$862,051	$817,321	$952,460	$610,481
Portfolio turnover rate I	48 % H	37%	47%	33%	38%	53% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Industrials Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
UNITED STATES - 99.0%
Industrials - 98.2%
Aerospace & Defense - 24.5%
Axon Enterprise Inc (a)	12,200	7,956,596
Boeing Co (a)	148,064	26,136,257
GE Aerospace	220,337	44,854,003
General Dynamics Corp	41,700	10,716,066
HEICO Corp Class A	36,500	6,947,045
Howmet Aerospace Inc	285,758	36,171,248
Huntington Ingalls Industries Inc	13,800	2,722,188
Loar Holdings Inc (b)	500	39,740
Rocket Lab USA Inc Class A (a)	42,900	1,246,245
RTX Corp	29,600	3,816,920
Standardaero Inc (b)	3,000	80,520
TransDigm Group Inc	17,314	23,431,729
		164,118,557
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	12,700	1,263,523
FedEx Corp	2,900	768,123
		2,031,646
Building Products - 10.3%
AZEK Co Inc/The Class A (a)	235,400	12,059,542
Carlisle Cos Inc	19,524	7,603,817
Fortune Brands Innovations Inc (b)	157,500	11,288,025
Johnson Controls International plc	106,557	8,311,446
Simpson Manufacturing Co Inc	36,879	6,195,672
Trane Technologies PLC	66,100	23,977,775
		69,436,277
Commercial Services & Supplies - 2.9%
Cintas Corp	35,400	7,100,178
Waste Connections Inc (United States)	67,200	12,349,344
		19,449,522
Construction & Engineering - 3.6%
Comfort Systems USA Inc	11,600	5,066,300
Quanta Services Inc	42,700	13,134,947
WillScot Holdings Corp (a)	160,200	5,937,012
		24,138,259
Electrical Equipment - 13.6%
AMETEK Inc	106,034	19,569,635
Eaton Corp PLC	66,516	21,713,483
GE Vernova Inc	99,659	37,160,848
Regal Rexnord Corp	50,005	7,937,294
Vertiv Holdings Co Class A	40,700	4,762,714
		91,143,974
Ground Transportation - 10.6%
CSX Corp	65,583	2,155,713
Knight-Swift Transportation Holdings Inc	206,900	11,811,921
Old Dominion Freight Line Inc	55,000	10,208,550
Uber Technologies Inc (a)	209,100	13,978,335
Union Pacific Corp	95,400	23,639,166
XPO Inc (a)	73,200	9,784,644
		71,578,329
Industrial Conglomerates - 0.9%
3M Co	39,100	5,951,020
Machinery - 22.1%
Allison Transmission Holdings Inc	800	94,032
Caterpillar Inc	21,300	7,911,672
Chart Industries Inc (a)	36,400	7,701,876
Deere & Co	41,800	19,920,208
Dover Corp	100,300	20,429,104
Ingersoll Rand Inc	274,743	25,770,893
ITT Inc	127,209	19,211,103
Parker-Hannifin Corp	42,413	29,988,112
Westinghouse Air Brake Technologies Corp	85,600	17,797,952
		148,824,952
Professional Services - 2.6%
KBR Inc (b)	129,100	7,025,622
Leidos Holdings Inc	75,300	10,694,859
		17,720,481
Trading Companies & Distributors - 6.8%
Core & Main Inc Class A (a)(b)	161,100	9,092,484
FTAI Aviation Ltd	63,100	6,343,443
United Rentals Inc	21,400	16,222,484
Watsco Inc	11,800	5,647,362
WW Grainger Inc	8,100	8,607,627
		45,913,400
TOTAL INDUSTRIALS		660,306,417

Materials - 0.8%
Construction Materials - 0.8%
Eagle Materials Inc	20,700	5,314,518
TOTAL UNITED STATES		665,620,935
TOTAL COMMON STOCKS (Cost $456,420,957)		665,620,935

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	7,426,768	7,428,254
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	6,938,809	6,939,503
TOTAL MONEY MARKET FUNDS (Cost $14,367,757)			14,367,757

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $470,788,714)	679,988,692
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(7,509,097)
NET ASSETS - 100.0%	672,479,595

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,941,600	80,386,115	75,899,461	82,227	-	-	7,428,254	7,426,768	0.0%
Fidelity Securities Lending Cash Central Fund	10,896,975	74,278,963	78,236,435	3,657	-	-	6,939,503	6,938,809	0.0%
Total	13,838,575	154,665,078	154,135,896	85,884	-	-	14,367,757	14,365,577

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	660,306,417	660,306,417	-	-
Materials	5,314,518	5,314,518	-	-

Money Market Funds	14,367,757	14,367,757	-	-
Total Investments in Securities:	679,988,692	679,988,692	-	-
Fidelity Advisor® Industrials Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,718,000) - See accompanying schedule:
Unaffiliated issuers (cost $456,420,957)	$665,620,935
Fidelity Central Funds (cost $14,367,757)	14,367,757

Total Investment in Securities (cost $470,788,714)		$679,988,692
Receivable for fund shares sold		481,551
Dividends receivable		127,440
Distributions receivable from Fidelity Central Funds		12,611
Prepaid expenses		504
Other receivables		2,052
Total assets		680,612,850
Liabilities
Payable for investments purchased	$11,920
Payable for fund shares redeemed	653,849
Distributions payable	362
Accrued management fee	370,974
Distribution and service plan fees payable	121,519
Other payables and accrued expenses	35,128
Collateral on securities loaned	6,939,503
Total liabilities		8,133,255
Net Assets		$672,479,595
Net Assets consist of:
Paid in capital		$461,884,625
Total accumulated earnings (loss)		210,594,970
Net Assets		$672,479,595

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($301,884,576 ÷ 6,266,208 shares)(a)		$48.18
Maximum offering price per share (100/94.25 of $48.18)		$51.12
Class M :
Net Asset Value and redemption price per share ($71,578,590 ÷ 1,551,912 shares)(a)		$46.12
Maximum offering price per share (100/96.50 of $46.12)		$47.79
Class C :
Net Asset Value and offering price per share ($37,023,892 ÷ 961,901 shares)(a)		$38.49
Class I :
Net Asset Value, offering price and redemption price per share ($201,710,074 ÷ 3,823,760 shares)		$52.75
Class Z :
Net Asset Value, offering price and redemption price per share ($60,282,463 ÷ 1,143,579 shares)		$52.71
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$2,858,553
Income from Fidelity Central Funds (including $3,657 from security lending)		85,884
Total income		2,944,437
Expenses
Management fee	$2,104,949
Distribution and service plan fees	706,562
Custodian fees and expenses	7,576
Independent trustees' fees and expenses	1,305
Registration fees	65,762
Audit fees	28,703
Legal	1,152
Miscellaneous	12,033
Total expenses		2,928,042
Net Investment income (loss)		16,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16,473,900
Total net realized gain (loss)		16,473,900
Change in net unrealized appreciation (depreciation) on investment securities		38,729,548
Net gain (loss)		55,203,448
Net increase (decrease) in net assets resulting from operations		$55,219,843
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,395	$281,065
Net realized gain (loss)	16,473,900	24,765,828
Change in net unrealized appreciation (depreciation)	38,729,548	93,441,973
Net increase (decrease) in net assets resulting from operations	55,219,843	118,488,866
Distributions to shareholders	(24,480,678)	(39,770,362)

Share transactions - net increase (decrease)	59,730,182	(55,430,353)
Total increase (decrease) in net assets	90,469,347	23,288,151

Net Assets
Beginning of period	582,010,248	558,722,097
End of period	$672,479,595	$582,010,248

Financial Highlights
Fidelity Advisor® Industrials Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$45.68	$39.24	$34.23	$45.64	$33.85	$38.95
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01 C	(.05) D	(.14)	(.17)	.18 E
Net realized and unrealized gain (loss)	4.35	9.77	6.24	(2.62)	12.20	(2.46)
Total from investment operations	4.34	9.78	6.19	(2.76)	12.03	(2.28)
Distributions from net investment income	(.08)	-	(.02)	-	-	(.25)
Distributions from net realized gain	(1.76)	(3.34)	(1.16)	(8.65)	(.24)	(2.57)
Total distributions	(1.84)	(3.34)	(1.18)	(8.65)	(.24)	(2.82)
Net asset value, end of period	$48.18	$45.68	$39.24	$34.23	$45.64	$33.85
Total Return F,G,H	9.69%	26.64%	18.68%	(7.79)%	35.63%	(6.58)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.99% K	1.00%	1.03%	1.02%	1.03%	1.05%
Expenses net of fee waivers, if any	.99 % K	1.00%	1.03%	1.01%	1.03%	1.05%
Expenses net of all reductions	.99% K	1.00%	1.03%	1.01%	1.01%	1.03%
Net investment income (loss)	(.03)% K	.02% C	(.13)% D	(.35)%	(.40)%	.49% E
Supplemental Data
Net assets, end of period (000 omitted)	$301,885	$275,457	$226,370	$214,576	$264,130	$199,835
Portfolio turnover rate L	31 % K	29% M	189% M	106%	205%	219% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.25)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$43.74	$37.77	$33.05	$44.31	$32.96	$37.99
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.09) C	(.13) D	(.23)	(.27)	.08 E
Net realized and unrealized gain (loss)	4.16	9.36	6.01	(2.53)	11.86	(2.39)
Total from investment operations	4.10	9.27	5.88	(2.76)	11.59	(2.31)
Distributions from net investment income	-	-	-	-	-	(.15)
Distributions from net realized gain	(1.72)	(3.30)	(1.16)	(8.50)	(.24)	(2.57)
Total distributions	(1.72)	(3.30)	(1.16)	(8.50)	(.24)	(2.72)
Net asset value, end of period	$46.12	$43.74	$37.77	$33.05	$44.31	$32.96
Total Return F,G,H	9.56%	26.30%	18.39%	(8.03)%	35.25%	(6.82)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.24% K	1.25%	1.29%	1.27%	1.29%	1.31%
Expenses net of fee waivers, if any	1.24 % K	1.25%	1.28%	1.27%	1.29%	1.31%
Expenses net of all reductions	1.24% K	1.25%	1.28%	1.27%	1.27%	1.30%
Net investment income (loss)	(.28)% K	(.23)% C	(.38)% D	(.60)%	(.66)%	.23% E
Supplemental Data
Net assets, end of period (000 omitted)	$71,579	$67,472	$54,175	$49,501	$56,680	$45,157
Portfolio turnover rate L	31 % K	29% M	189% M	106%	205%	219% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.35)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.51)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.87	$32.48	$28.72	$39.46	$29.52	$34.27
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.24) C	(.26) D	(.37)	(.41)	(.08) E
Net realized and unrealized gain (loss)	3.49	7.93	5.18	(2.19)	10.59	(2.15)
Total from investment operations	3.34	7.69	4.92	(2.56)	10.18	(2.23)
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	(1.72)	(3.30)	(1.16)	(8.18)	(.24)	(2.49)
Total distributions	(1.72)	(3.30)	(1.16)	(8.18)	(.24)	(2.52)
Net asset value, end of period	$38.49	$36.87	$32.48	$28.72	$39.46	$29.52
Total Return F,G,H	9.26%	25.68%	17.81%	(8.48)%	34.58%	(7.27)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.75% K	1.76%	1.79%	1.77%	1.79%	1.81%
Expenses net of fee waivers, if any	1.75 % K	1.76%	1.78%	1.77%	1.79%	1.81%
Expenses net of all reductions	1.75% K	1.76%	1.78%	1.77%	1.77%	1.79%
Net investment income (loss)	(.79)% K	(.74)% C	(.89)% D	(1.10)%	(1.16)%	(.26)% E
Supplemental Data
Net assets, end of period (000 omitted)	$37,024	$33,930	$33,293	$37,417	$55,576	$53,969
Portfolio turnover rate L	31 % K	29% M	189% M	106%	205%	219% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.86)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.01)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.94	$42.55	$36.95	$48.64	$35.97	$41.20
Income from Investment Operations
Net investment income (loss) A,B	.06	.13 C	.05 D	(.03)	(.06)	.29 E
Net realized and unrealized gain (loss)	4.76	10.65	6.77	(2.84)	12.97	(2.60)
Total from investment operations	4.82	10.78	6.82	(2.87)	12.91	(2.31)
Distributions from net investment income	(.24)	-	(.06)	-	-	(.35)
Distributions from net realized gain	(1.76)	(3.39)	(1.16)	(8.82)	(.24)	(2.57)
Total distributions	(2.01) F	(3.39)	(1.22)	(8.82)	(.24)	(2.92)
Net asset value, end of period	$52.75	$49.94	$42.55	$36.95	$48.64	$35.97
Total Return G,H	9.83%	26.97%	19.02%	(7.55)%	35.98%	(6.32)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.72% K	.74%	.76%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.72 % K	.73%	.76%	.75%	.76%	.78%
Expenses net of all reductions	.72% K	.73%	.76%	.75%	.74%	.76%
Net investment income (loss)	.24% K	.29% C	.14% D	(.08)%	(.14)%	.76% E
Supplemental Data
Net assets, end of period (000 omitted)	$201,710	$157,455	$140,764	$145,849	$248,090	$123,603
Portfolio turnover rate L	31 % K	29% M	189% M	106%	205%	219% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .56%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.95	$42.52	$36.91	$48.61	$35.90	$41.15
Income from Investment Operations
Net investment income (loss) A,B	.09	.18 C	.10 D	.02	- E	.34 F
Net realized and unrealized gain (loss)	4.75	10.65	6.75	(2.83)	12.95	(2.60)
Total from investment operations	4.84	10.83	6.85	(2.81)	12.95	(2.26)
Distributions from net investment income	(.32)	-	(.08)	-	-	(.42)
Distributions from net realized gain	(1.76)	(3.40)	(1.16)	(8.89)	(.24)	(2.57)
Total distributions	(2.08)	(3.40)	(1.24)	(8.89)	(.24)	(2.99)
Net asset value, end of period	$52.71	$49.95	$42.52	$36.91	$48.61	$35.90
Total Return G,H	9.89%	27.12%	19.14%	(7.42)%	36.16%	(6.21)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.60% K	.61%	.64%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.60 % K	.61%	.63%	.62%	.64%	.65%
Expenses net of all reductions	.60% K	.61%	.63%	.62%	.62%	.63%
Net investment income (loss)	.36% K	.41% C	.26% D	.04%	(.01)%	.89% F
Supplemental Data
Net assets, end of period (000 omitted)	$60,282	$47,696	$104,120	$23,974	$50,167	$29,168
Portfolio turnover rate L	31 % K	29% M	189% M	106%	205%	219% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
EAmount represents less than $.005 per share.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Semiconductors Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
CHINA - 4.9%
Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
NXP Semiconductors NV	695,296	145,003,981
ISRAEL - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Nova Ltd (b)(c)	247,932	60,787,968
JAPAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Allegro MicroSystems Inc (c)	1,036,667	24,973,308
Kioxia Holdings Corp (b)(c)	712,600	8,277,541

TOTAL JAPAN		33,250,849
NETHERLANDS - 3.1%
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV depository receipt	123,677	91,435,643
TAIWAN - 8.2%
Information Technology - 8.2%
Semiconductors & Semiconductor Equipment - 8.2%
Silicon Motion Technology Corp ADR	418,000	22,826,980
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,054,988	220,830,088

TOTAL TAIWAN		243,657,068
UNITED STATES - 75.6%
Information Technology - 75.6%
Electronic Equipment, Instruments & Components - 0.3%
Aeva Technologies Inc (b)(c)	23,620	100,149
Coherent Corp (c)	93,301	8,442,807
		8,542,956
Semiconductors & Semiconductor Equipment - 71.8%
Advanced Micro Devices Inc (c)	112,023	12,989,067
Applied Materials Inc	17,500	3,156,125
Astera Labs Inc (c)	411,980	41,783,012
Broadcom Inc	1,668,350	369,155,805
Enphase Energy Inc (b)(c)	43,712	2,722,382
GlobalFoundries Inc (c)	2,987,983	123,911,655
Impinj Inc (c)	198,259	25,157,085
Lam Research Corp	1,799,460	145,846,233
Lattice Semiconductor Corp (c)	102,528	5,846,147
MACOM Technology Solutions Holdings Inc (c)	363,792	48,111,492
Marvell Technology Inc	1,986,403	224,185,443
Micron Technology Inc	1,563,501	142,653,831
Monolithic Power Systems Inc	229,500	146,276,415
NVIDIA Corp	5,492,636	659,500,805
ON Semiconductor Corp (c)	1,938,957	101,485,009
QUALCOMM Inc	26,758	4,627,261
Synaptics Inc (c)	234,721	19,927,813
Teradyne Inc	491,500	56,910,785
Wolfspeed Inc (b)(c)	54,700	335,310
		2,134,581,675
Software - 0.6%
Synopsys Inc (c)	34,800	18,286,704
Technology Hardware, Storage & Peripherals - 2.9%
Western Digital Corp (c)	1,326,589	86,400,742
TOTAL UNITED STATES		2,247,812,077
TOTAL COMMON STOCKS (Cost $1,690,433,314)		2,821,947,586

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (d)(e)	11,132	140,819
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	1,740	129,508
Tenstorrent Holdings Inc Series D1 (d)(e)	21,358	1,683,652
Tenstorrent Holdings Inc Series D2 (d)(e)	1,019	77,515
		2,031,494
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Frore Systems Inc Series C (d)(e)	143,630	2,282,281
Menlo Microsystems Inc Series C (c)(d)(e)	79,800	55,860
		2,338,141
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (c)(d)(e)	48,363	894,232
Retym Inc (d)	13,663	144,691
Retym Inc Series C (c)(d)(e)	55,074	552,392
SiMa Technologies Inc Series B (c)(d)(e)	30,638	191,488
SiMa Technologies Inc Series B1 (c)(d)(e)	18,145	132,458
		1,915,261
Software - 0.0%
Lyte Ai Inc (d)(e)	34,117	460,238
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc (d)(e)	23,200	1,853,680
Lightmatter Inc Series C1 (c)(d)(e)	32,553	2,103,575
Lightmatter Inc Series C2 (c)(d)(e)	5,113	336,487
		4,293,742
TOTAL INFORMATION TECHNOLOGY		9,007,382

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(d)(e)	18,335	498,345
TOTAL UNITED STATES		11,537,221
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,664,073)		11,537,221

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e) (Cost $47,612)	47,612	49,127

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	58,098,404	58,110,024
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	47,366,574	47,371,310
TOTAL MONEY MARKET FUNDS (Cost $105,481,334)			105,481,334

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $1,805,626,333)	2,939,015,268
NET OTHER ASSETS (LIABILITIES) - 1.2%	34,458,620
NET ASSETS - 100.0%	2,973,473,888

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,441,657 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	142,053

Alif Semiconductor Series C	3/08/22	981,698

Diamond Foundry Inc Series C	3/15/21	440,040

Frore Systems Inc Series C	5/10/24	2,308,192

Lightmatter Inc	10/11/24	1,861,348

Lightmatter Inc Series C1	5/19/23	535,718

Lightmatter Inc Series C2	12/18/23	132,947

Lyte Ai Inc	8/13/24	432,812

Menlo Microsystems Inc Series C	2/09/22	105,775

Retym Inc Series C	5/17/23 - 6/20/23	428,575

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	47,612

SiMa Technologies Inc Series B	5/10/21	157,093

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	128,664

Tenstorrent Holdings Inc Series C1	4/23/21	103,509

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,683,575

Tenstorrent Holdings Inc Series D2	7/17/24	77,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	483	566,629,535	508,519,994	1,419,115	-	-	58,110,024	58,098,404	0.1%
Fidelity Securities Lending Cash Central Fund	80,711,425	200,244,987	233,585,102	202,405	-	-	47,371,310	47,366,574	0.2%
Total	80,711,908	766,874,522	742,105,096	1,621,520	-	-	105,481,334	105,464,978

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	2,821,947,586	2,813,670,045	8,277,541	-

Convertible Preferred Stocks
Financials	2,031,494	-	-	2,031,494
Information Technology	9,007,382	-	-	9,007,382
Materials	498,345	-	-	498,345

Preferred Securities
Information Technology	49,127	-	-	49,127

Money Market Funds	105,481,334	105,481,334	-	-
Total Investments in Securities:	2,939,015,268	2,919,151,379	8,277,541	11,586,348
Fidelity Advisor® Semiconductors Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,611,828) - See accompanying schedule:
Unaffiliated issuers (cost $1,700,144,999)	$2,833,533,934
Fidelity Central Funds (cost $105,481,334)	105,481,334

Total Investment in Securities (cost $1,805,626,333)		$2,939,015,268
Receivable for investments sold		83,306,514
Receivable for fund shares sold		2,890,166
Distributions receivable from Fidelity Central Funds		265,575
Prepaid expenses		2,093
Total assets		3,025,479,616
Liabilities
Payable for fund shares redeemed	$2,356,240
Accrued management fee	1,694,556
Distribution and service plan fees payable	536,597
Other payables and accrued expenses	47,025
Collateral on securities loaned	47,371,310
Total liabilities		52,005,728
Net Assets		$2,973,473,888
Net Assets consist of:
Paid in capital		$1,848,307,535
Total accumulated earnings (loss)		1,125,166,353
Net Assets		$2,973,473,888

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,172,700,958 ÷ 14,531,630 shares)(a)		$80.70
Maximum offering price per share (100/94.25 of $80.70)		$85.62
Class M :
Net Asset Value and redemption price per share ($189,635,990 ÷ 2,534,450 shares)(a)		$74.82
Maximum offering price per share (100/96.50 of $74.82)		$77.53
Class C :
Net Asset Value and offering price per share ($230,362,040 ÷ 3,652,519 shares)(a)		$63.07
Class I :
Net Asset Value, offering price and redemption price per share ($1,122,163,556 ÷ 12,765,345 shares)		$87.91
Class Z :
Net Asset Value, offering price and redemption price per share ($258,611,344 ÷ 2,932,367 shares)		$88.19
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$6,894,651
Income from Fidelity Central Funds (including $202,405 from security lending)		1,621,520
Total income		8,516,171
Expenses
Management fee	$9,418,977
Distribution and service plan fees	2,986,890
Custodian fees and expenses	24,793
Independent trustees' fees and expenses	6,109
Registration fees	130,134
Audit fees	24,809
Legal	2,222
Miscellaneous	54,151
Total expenses before reductions	12,648,085
Expense reductions	(1,218)
Total expenses after reductions		12,646,867
Net Investment income (loss)		(4,130,696)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	102,110,780
Foreign currency transactions	(18,778)
Total net realized gain (loss)		102,092,002
Change in net unrealized appreciation (depreciation) on investment securities		(21,858,599)
Net gain (loss)		80,233,403
Net increase (decrease) in net assets resulting from operations		$76,102,707
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,130,696)	$(5,211,730)
Net realized gain (loss)	102,092,002	100,769,422
Change in net unrealized appreciation (depreciation)	(21,858,599)	572,951,806
Net increase (decrease) in net assets resulting from operations	76,102,707	668,509,498
Distributions to shareholders	(193,954,449)	(51,832,290)

Share transactions - net increase (decrease)	393,108,319	649,803,004
Total increase (decrease) in net assets	275,256,577	1,266,480,212

Net Assets
Beginning of period	2,698,217,311	1,431,737,099
End of period	$2,973,473,888	$2,698,217,311

Financial Highlights
Fidelity Advisor® Semiconductors Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$83.81	$62.13	$42.85	$46.29	$29.79	$23.03
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.22)	(.05)	(.13)	(.08)	.14
Net realized and unrealized gain (loss)	2.79	23.97	20.53	(.83)	18.29	6.90
Total from investment operations	2.65	23.75	20.48	(.96)	18.21	7.04
Distributions from net investment income	-	-	-	-	(.04)	(.07)
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.48)	(1.67)	(.20)
Total distributions	(5.76)	(2.07)	(1.20)	(2.48)	(1.71)	(.28) C
Net asset value, end of period	$80.70	$83.81	$62.13	$42.85	$46.29	$29.79
Total Return D,E,F	2.76%	39.52%	49.31%	(3.21)%	62.45%	30.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I	.97%	1.01%	1.01%	1.04%	1.10%
Expenses net of fee waivers, if any	.94 % I	.96%	1.00%	1.01%	1.04%	1.09%
Expenses net of all reductions	.94% I	.96%	1.00%	1.01%	1.03%	1.08%
Net investment income (loss)	(.34)% I	(.31)%	(.10)%	(.27)%	(.21)%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,172,701	$1,056,998	$581,690	$319,402	$279,755	$140,072
Portfolio turnover rate J	54 % I	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$78.19	$58.24	$40.34	$43.75	$28.25	$21.89
Income from Investment Operations
Net investment income (loss) A,B	(.23)	(.37)	(.15)	(.23)	(.17)	.06
Net realized and unrealized gain (loss)	2.62	22.39	19.25	(.76)	17.31	6.55
Total from investment operations	2.39	22.02	19.10	(.99)	17.14	6.61
Distributions from net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.42)	(1.64)	(.20)
Total distributions	(5.76)	(2.07)	(1.20)	(2.42)	(1.64)	(.25)
Net asset value, end of period	$74.82	$78.19	$58.24	$40.34	$43.75	$28.25
Total Return C,D,E	2.63%	39.18%	48.95%	(3.43)%	61.98%	30.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19% H	1.21%	1.25%	1.26%	1.30%	1.38%
Expenses net of fee waivers, if any	1.19 % H	1.21%	1.25%	1.25%	1.30%	1.38%
Expenses net of all reductions	1.19% H	1.21%	1.25%	1.25%	1.29%	1.37%
Net investment income (loss)	(.59)% H	(.56)%	(.35)%	(.52)%	(.47)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$189,636	$176,276	$94,006	$48,499	$49,963	$29,262
Portfolio turnover rate I	54 % H	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$66.90	$50.38	$35.24	$38.59	$25.18	$19.59
Income from Investment Operations
Net investment income (loss) A,B	(.36)	(.60)	(.31)	(.40)	(.31)	(.05)
Net realized and unrealized gain (loss)	2.29	19.19	16.65	(.61)	15.35	5.86
Total from investment operations	1.93	18.59	16.34	(1.01)	15.04	5.81
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.34)	(1.63)	(.20)
Total distributions	(5.76)	(2.07)	(1.20)	(2.34)	(1.63)	(.22) C
Net asset value, end of period	$63.07	$66.90	$50.38	$35.24	$38.59	$25.18
Total Return D,E,F	2.38%	38.46%	48.18%	(3.93)%	61.17%	29.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.69% I	1.72%	1.76%	1.76%	1.79%	1.85%
Expenses net of fee waivers, if any	1.69 % I	1.71%	1.76%	1.76%	1.79%	1.85%
Expenses net of all reductions	1.69% I	1.71%	1.76%	1.76%	1.79%	1.83%
Net investment income (loss)	(1.09)% I	(1.07)%	(.86)%	(1.03)%	(.97)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$230,362	$221,749	$129,390	$88,592	$86,217	$57,320
Portfolio turnover rate J	54 % I	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$90.71	$66.91	$45.93	$49.39	$31.68	$24.42
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.05)	.08	(.01)	.03	.22
Net realized and unrealized gain (loss)	3.00	25.92	22.10	(.92)	19.47	7.34
Total from investment operations	2.96	25.87	22.18	(.93)	19.50	7.56
Distributions from net investment income	-	-	-	-	(.12)	(.10)
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.53)	(1.67)	(.20)
Total distributions	(5.76)	(2.07)	(1.20)	(2.53)	(1.79)	(.30)
Net asset value, end of period	$87.91	$90.71	$66.91	$45.93	$49.39	$31.68
Total Return C,D	2.90%	39.87%	49.71%	(2.96)%	62.86%	31.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69% G	.72%	.74%	.75%	.77%	.81%
Expenses net of fee waivers, if any	.69 % G	.71%	.74%	.74%	.77%	.81%
Expenses net of all reductions	.69% G	.71%	.74%	.74%	.76%	.79%
Net investment income (loss)	(.09)% G	(.07)%	.16%	(.01)%	.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,122,164	$1,016,505	$530,775	$309,873	$257,502	$126,660
Portfolio turnover rate H	54 % G	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$90.94	$66.99	$45.93	$49.35	$31.65	$24.38
Income from Investment Operations
Net investment income (loss) A,B	.01	.04	.14	.06	.08	.26
Net realized and unrealized gain (loss)	3.00	25.98	22.12	(.92)	19.45	7.33
Total from investment operations	3.01	26.02	22.26	(.86)	19.53	7.59
Distributions from net investment income	-	-	-	-	(.16)	(.11)
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.56)	(1.67)	(.20)
Total distributions	(5.76)	(2.07)	(1.20)	(2.56)	(1.83)	(.32) C
Net asset value, end of period	$88.19	$90.94	$66.99	$45.93	$49.35	$31.65
Total Return D,E	2.94%	40.05%	49.89%	(2.83)%	63.06%	31.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.60%	.62%	.62%	.64%	.68%
Expenses net of fee waivers, if any	.57 % H	.59%	.62%	.62%	.64%	.68%
Expenses net of all reductions	.57% H	.59%	.62%	.62%	.64%	.66%
Net investment income (loss)	.03% H	.05%	.28%	.11%	.18%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$258,611	$226,689	$95,876	$47,782	$26,856	$7,920
Portfolio turnover rate I	54 % H	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Technology Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
CANADA - 2.3%
Information Technology - 2.3%
IT Services - 2.3%
Shopify Inc Class A (United States) (b)	1,375,100	160,611,680
CHINA - 3.3%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	387,462	4
Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 3.3%
NXP Semiconductors NV	1,112,245	231,958,695
TOTAL CHINA		231,958,699
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	3,660	1,807,491
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	27,709	77,585
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	24,567	38,324

TOTAL ISRAEL		115,909
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	9,410	1,521,330
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	85,100	62,953,817
TAIWAN - 2.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	387,462	0
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	4,502,000	149,208,525
TOTAL TAIWAN		149,208,525
UNITED STATES - 86.8%
Communication Services - 0.9%
Entertainment - 0.9%
Netflix Inc (b)	61,466	60,037,530
Consumer Discretionary - 2.1%
Broadline Retail - 1.9%
Amazon.com Inc (b)	567,000	134,764,560
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (b)	110,300	14,468,051
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)(e)	29,110	1,405,431
Industrials - 1.4%
Ground Transportation - 1.4%
Lyft Inc Class A (b)	713,642	9,662,713
TuSimple Holdings Inc Class A (b)	86,300	34,520
Uber Technologies Inc (b)	1,337,064	89,382,728
		99,079,961
Information Technology - 82.4%
Communications Equipment - 3.6%
Cisco Systems Inc	4,204,800	254,810,880
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	907,022	64,199,017
IT Services - 3.9%
Okta Inc Class A (b)	1,864,135	175,638,800
Snowflake Inc Class A (b)	558,933	101,451,929
		277,090,729
Semiconductors & Semiconductor Equipment - 33.7%
Astera Labs Inc (b)	439,171	44,540,722
GlobalFoundries Inc (b)	4,046,706	167,816,898
Marvell Technology Inc	3,039,964	343,090,337
Micron Technology Inc	1,593,900	145,427,436
NVIDIA Corp	11,745,180	1,410,243,763
ON Semiconductor Corp (b)	3,643,805	190,716,754
Teradyne Inc	668,900	77,451,931
		2,379,287,841
Software - 22.1%
Coreweave Inc Class A (c)(d)	23,100	21,710,535
Crowdstrike Holdings Inc Class A (b)	80,000	31,845,600
Datadog Inc Class A (b)	1,103,460	157,474,777
HubSpot Inc (b)	139,403	108,668,821
Manhattan Associates Inc (b)	266,877	55,667,873
Microsoft Corp	1,621,600	673,061,296
OpenAI Global LLC rights (b)(c)(d)	3,749,900	3,749,900
Palantir Technologies Inc Class A (b)	468,100	38,613,569
Salesforce Inc	510,539	174,451,176
Servicenow Inc (b)	262,234	267,053,861
Zscaler Inc (b)	135,600	27,471,204
		1,559,768,612
Technology Hardware, Storage & Peripherals - 18.2%
Apple Inc	4,852,616	1,145,217,376
Seagate Technology Holdings PLC	401,355	38,674,567
Western Digital Corp (b)	1,583,943	103,162,208
		1,287,054,151
TOTAL INFORMATION TECHNOLOGY		5,822,211,230

TOTAL UNITED STATES		6,131,966,763
TOTAL COMMON STOCKS (Cost $3,372,632,417)		6,740,144,214

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (c)(d) (Cost $147,191)	147,191	150,399

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	26,036	6,448,076
INDIA - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series E1 (c)(d)	3,406	184,060
Meesho Series F (b)(c)(d)	46,600	2,562,068
		2,746,128
Information Technology - 0.2%
Software - 0.2%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	8,747	4,319,706
Pine Labs Pvt Ltd Series A (b)(c)(d)	2,186	1,079,556
Pine Labs Pvt Ltd Series B (b)(c)(d)	2,378	1,174,375
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	1,923	949,674
Pine Labs Pvt Ltd Series C (b)(c)(d)	3,578	1,766,995
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	754	372,363
Pine Labs Pvt Ltd Series D (b)(c)(d)	806	398,043
		10,060,712
TOTAL INDIA		12,806,840
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	101,300	638,190
Xsight Labs Ltd Series E (c)(d)	122,838	951,995
Xsight Labs Ltd Series E1 (c)(d)	92,364	851,596

TOTAL ISRAEL		2,441,781
UNITED STATES - 1.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	500	123,510
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	14,100	459,942
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(d)	35,600	450,340
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	12,823	954,416
Tenstorrent Holdings Inc Series D1 (c)(d)	50,147	3,953,088
Tenstorrent Holdings Inc Series D2 (c)(d)	4,547	345,890
		5,703,734
Industrials - 0.0%
Aerospace & Defense - 0.0%
Relativity Space Inc Series E (b)(c)(d)	482,616	453,659
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(c)(d)	9,477,386	5,307,336
Vast Data Ltd Series A (b)(c)(d)	30,141	670,939
Vast Data Ltd Series A1 (b)(c)(d)	74,185	1,651,358
Vast Data Ltd Series A2 (b)(c)(d)	85,337	1,899,602
Vast Data Ltd Series B (b)(c)(d)	67,904	1,511,543
Vast Data Ltd Series C (b)(c)(d)	1,979	44,052
Vast Data Ltd Series E (b)(c)(d)	64,886	1,444,362
		12,529,192
Semiconductors & Semiconductor Equipment - 0.1%
Retym Inc (c)	34,592	366,329
Retym Inc Series C (b)(c)(d)	139,441	1,398,593
SiMa Technologies Inc Series B (b)(c)(d)	231,000	1,443,750
SiMa Technologies Inc Series B1 (b)(c)(d)	100,683	734,986
		3,943,658
Software - 0.7%
Anthropic PBC Series B (c)(d)	190,100	10,662,709
Anthropic PBC Series D (c)(d)	195,705	11,448,743
Coreweave Inc Series C (c)(d)	1,482	1,568,193
Databricks Inc (c)(d)	38,610	3,571,425
Databricks Inc Series G (b)(c)(d)	37,800	3,496,500
Databricks Inc Series H (b)(c)(d)	99,786	9,230,205
Databricks Inc Series I (b)(c)(d)	1,265	117,013
Runway AI Inc (c)(d)	53,827	6,163,192
xAI Corp Series C (c)(d)	227,400	4,923,210
		51,181,190
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc (c)(d)	54,900	4,386,510
Lightmatter Inc Series C1 (b)(c)(d)	82,421	5,326,045
Lightmatter Inc Series C2 (b)(c)(d)	12,946	851,976
		10,564,531
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	151,757	4,124,755
TOTAL UNITED STATES		89,084,171
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $101,904,653)		110,780,868

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(f)	526,698	467,849
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	323,717	334,018
TOTAL INFORMATION TECHNOLOGY		801,867

TOTAL PREFERRED SECURITIES (Cost $850,415)		801,867

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	191,964,857	192,003,250
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	1,014,899	1,015,000
TOTAL MONEY MARKET FUNDS (Cost $193,018,250)			193,018,250

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,668,552,926)	7,044,895,598
NET OTHER ASSETS (LIABILITIES) - 0.3%	17,716,988
NET ASSETS - 100.0%	7,062,612,586

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,750,640 or 2.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	454,284

Anthropic PBC Series B	3/22/24	5,932,010

Anthropic PBC Series D	5/31/24	5,872,031

ByteDance Ltd Series E1	11/18/20	2,852,873

Coreweave Inc Class A	11/29/23	7,157,766

Coreweave Inc Series C	5/17/24	1,154,552

Databricks Inc	12/17/24	3,571,425

Databricks Inc Series G	2/01/21	2,234,836

Databricks Inc Series H	8/31/21	7,332,688

Databricks Inc Series I	9/14/23	92,978

Diamond Foundry Inc Series C	3/15/21	3,642,168

Discord Inc Series I	9/15/21	275,312

Enevate Corp 10% 5/12/2025	11/12/24	147,191

Enevate Corp 6%	11/02/23 - 10/31/24	526,698

Enevate Corp Series E	1/29/21	10,507,436

GoBrands Inc Series G	3/02/21	3,521,014

Lightmatter Inc	10/11/24	4,404,654

Lightmatter Inc Series C1	5/19/23	1,356,386

Lightmatter Inc Series C2	12/18/23	336,619

Meesho Series E1	4/18/24	190,736

Meesho Series F	9/21/21	3,572,929

OpenAI Global LLC rights	9/30/24	3,749,900

Pine Labs Pvt Ltd	6/30/21	1,364,668

Pine Labs Pvt Ltd Series 1	6/30/21	3,261,406

Pine Labs Pvt Ltd Series A	6/30/21	815,072

Pine Labs Pvt Ltd Series B	6/30/21	886,661

Pine Labs Pvt Ltd Series B2	6/30/21	717,010

Pine Labs Pvt Ltd Series C	6/30/21	1,334,093

Pine Labs Pvt Ltd Series C1	6/30/21	281,136

Pine Labs Pvt Ltd Series D	6/30/21	300,525

Relativity Space Inc Series E	5/27/21	11,020,585

Retym Inc Series C	5/17/23 - 6/20/23	1,085,102

Runway AI Inc	9/06/24	5,835,803

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	323,717

SiMa Technologies Inc Series B	5/10/21	1,184,429

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	713,933

Tenstorrent Holdings Inc Series C1	4/23/21	762,398

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	3,952,910

Tenstorrent Holdings Inc Series D2	7/17/24	345,481

Vast Data Ltd Series A	11/28/23	331,551

Vast Data Ltd Series A1	11/28/23	816,035

Vast Data Ltd Series A2	11/28/23	938,707

Vast Data Ltd Series B	11/28/23	746,944

Vast Data Ltd Series C	11/28/23	21,769

Vast Data Ltd Series E	11/28/23	1,427,492

xAI Corp Series C	11/22/24	4,923,210

Xsight Labs Ltd Series D	2/16/21	809,995

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	982,706

Xsight Labs Ltd Series E1	1/11/24	738,543

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	64,896,079	1,459,802,045	1,332,694,874	3,568,123	-	-	192,003,250	191,964,857	0.3%
Fidelity Securities Lending Cash Central Fund	1,473,625	93,325,529	93,784,154	7,668	-	-	1,015,000	1,014,899	0.0%
Total	66,369,704	1,553,127,574	1,426,479,028	3,575,791	-	-	193,018,250	192,979,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	60,037,530	60,037,530	-	-
Consumer Discretionary	149,232,611	149,232,611	-	-
Consumer Staples	1,405,431	1,405,431	-	-
Health Care	4	-	-	4
Industrials	99,079,961	99,079,961	-	-
Information Technology	6,428,867,347	6,189,321,170	212,162,342	27,383,835
Materials	1,521,330	-	1,521,330	-

Convertible Corporate Bonds
Information Technology	150,399	-	-	150,399

Convertible Preferred Stocks
Communication Services	6,448,076	-	-	6,448,076
Consumer Discretionary	2,869,638	-	-	2,869,638
Consumer Staples	459,942	-	-	459,942
Financials	5,703,734	-	-	5,703,734
Industrials	453,659	-	-	453,659
Information Technology	90,721,064	-	-	90,721,064
Materials	4,124,755	-	-	4,124,755

Preferred Securities
Information Technology	801,867	-	-	801,867

Money Market Funds	193,018,250	193,018,250	-	-
Total Investments in Securities:	7,044,895,598	6,692,094,953	213,683,672	139,116,973
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$19,413,136
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	4,220,803
Cost of Purchases	3,749,900
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$27,383,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$4,220,803
Convertible Corporate Bonds
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	(35,680)
Net Unrealized Gain (Loss) on Investment Securities	38,888
Cost of Purchases	147,191
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$150,399
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$3,209
Convertible Preferred Stocks
Beginning Balance	$75,718,771
Net Realized Gain (Loss) on Investment Securities	(1,107,057)
Net Unrealized Gain (Loss) on Investment Securities	12,936,250
Cost of Purchases	23,232,904
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$110,780,868
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$11,829,193
Preferred Securities
Beginning Balance	$871,200
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(118,399)
Cost of Purchases	49,066
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$801,867
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2025	$(118,399)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Technology Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $980,084) - See accompanying schedule:
Unaffiliated issuers (cost $3,475,534,676)	$6,851,877,348
Fidelity Central Funds (cost $193,018,250)	193,018,250

Total Investment in Securities (cost $3,668,552,926)		$7,044,895,598
Foreign currency held at value (cost $139)		131
Receivable for investments sold		32,153,859
Receivable for fund shares sold		5,773,393
Dividends receivable		35,728
Interest receivable		3,230
Distributions receivable from Fidelity Central Funds		699,113
Prepaid expenses		5,083
Other receivables		175,876
Total assets		7,083,742,011
Liabilities
Payable for investments purchased	$2,505,745
Payable for fund shares redeemed	12,237,892
Distributions payable	1,129
Accrued management fee	3,888,272
Distribution and service plan fees payable	1,243,280
Other payables and accrued expenses	238,107
Collateral on securities loaned	1,015,000
Total liabilities		21,129,425
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$7,062,612,586
Net Assets consist of:
Paid in capital		$3,529,588,447
Total accumulated earnings (loss)		3,533,024,139
Net Assets		$7,062,612,586

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,649,664,189 ÷ 22,739,224 shares)(a)		$116.52
Maximum offering price per share (100/94.25 of $116.52)		$123.63
Class M :
Net Asset Value and redemption price per share ($824,997,022 ÷ 7,865,734 shares)(a)		$104.88
Maximum offering price per share (100/96.50 of $104.88)		$108.68
Class C :
Net Asset Value and offering price per share ($371,012,578 ÷ 4,497,640 shares)(a)		$82.49
Class I :
Net Asset Value, offering price and redemption price per share ($2,267,957,383 ÷ 17,079,302 shares)		$132.79
Class Z :
Net Asset Value, offering price and redemption price per share ($948,981,414 ÷ 7,148,609 shares)		$132.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$14,930,947
Interest		3,230
Income from Fidelity Central Funds (including $7,668 from security lending)		3,575,791
Total income		18,509,968
Expenses
Management fee	$22,053,888
Distribution and service plan fees	7,127,553
Custodian fees and expenses	46,374
Independent trustees' fees and expenses	14,728
Registration fees	150,414
Audit fees	29,705
Legal	5,575
Miscellaneous	85,705
Total expenses before reductions	29,513,942
Expense reductions	(1,251)
Total expenses after reductions		29,512,691
Net Investment income (loss)		(11,002,723)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	280,305,681
Foreign currency transactions	(6,214)
Total net realized gain (loss)		280,299,467
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	238,290,103
Assets and liabilities in foreign currencies	(1,545)
Total change in net unrealized appreciation (depreciation)		238,288,558
Net gain (loss)		518,588,025
Net increase (decrease) in net assets resulting from operations		$507,585,302
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(11,002,723)	$(17,161,426)
Net realized gain (loss)	280,299,467	651,904,658
Change in net unrealized appreciation (depreciation)	238,288,558	699,495,429
Net increase (decrease) in net assets resulting from operations	507,585,302	1,334,238,661
Distributions to shareholders	(529,414,258)	(196,415,004)

Share transactions - net increase (decrease)	626,190,114	200,670,691
Total increase (decrease) in net assets	604,361,158	1,338,494,348

Net Assets
Beginning of period	6,458,251,428	5,119,757,080
End of period	$7,062,612,586	$6,458,251,428

Financial Highlights
Fidelity Advisor® Technology Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$116.35	$95.17	$75.41	$102.43	$76.36	$52.61
Income from Investment Operations
Net investment income (loss) A,B	(.23)	(.37)	(.21)	(.37)	(.39)	(.12)
Net realized and unrealized gain (loss)	9.96	25.30	22.28	(13.94)	33.48	25.35
Total from investment operations	9.73	24.93	22.07	(14.31)	33.09	25.23
Distributions from net realized gain	(9.56)	(3.75)	(2.31)	(12.71)	(7.02)	(1.48)
Total distributions	(9.56)	(3.75)	(2.31)	(12.71)	(7.02)	(1.48)
Net asset value, end of period	$116.52	$116.35	$95.17	$75.41	$102.43	$76.36
Total Return C,D,E	7.88%	27.09%	30.51%	(16.78)%	44.80%	48.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	.95%	.98%	.97%	.98%	1.01%
Expenses net of fee waivers, if any	.92 % H	.95%	.98%	.97%	.98%	1.01%
Expenses net of all reductions	.92% H	.95%	.98%	.97%	.98%	1.01%
Net investment income (loss)	(.38)% H	(.37)%	(.29)%	(.41)%	(.43)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,649,664	$2,469,499	$1,906,585	$1,467,792	$1,848,643	$1,339,059
Portfolio turnover rate I	51 % H	34% J	30%	20%	44%	40% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$105.65	$86.92	$69.25	$95.15	$71.37	$49.28
Income from Investment Operations
Net investment income (loss) A,B	(.34)	(.56)	(.36)	(.55)	(.57)	(.25)
Net realized and unrealized gain (loss)	9.09	23.00	20.34	(12.76)	31.22	23.71
Total from investment operations	8.75	22.44	19.98	(13.31)	30.65	23.46
Distributions from net realized gain	(9.52)	(3.71)	(2.31)	(12.59)	(6.87)	(1.37)
Total distributions	(9.52)	(3.71)	(2.31)	(12.59)	(6.87)	(1.37)
Net asset value, end of period	$104.88	$105.65	$86.92	$69.25	$95.15	$71.37
Total Return C,D,E	7.75%	26.77%	30.20%	(16.99)%	44.47%	48.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17% H	1.20%	1.22%	1.21%	1.23%	1.26%
Expenses net of fee waivers, if any	1.17 % H	1.19%	1.22%	1.21%	1.23%	1.26%
Expenses net of all reductions	1.17% H	1.19%	1.22%	1.21%	1.22%	1.26%
Net investment income (loss)	(.63)% H	(.61)%	(.53)%	(.65)%	(.68)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$824,997	$778,465	$624,612	$484,293	$624,534	$464,093
Portfolio turnover rate I	51 % H	34% J	30%	20%	44%	40% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$85.08	$71.04	$57.35	$80.98	$61.67	$42.81
Income from Investment Operations
Net investment income (loss) A,B	(.50)	(.83)	(.58)	(.83)	(.85)	(.46)
Net realized and unrealized gain (loss)	7.43	18.58	16.58	(10.43)	26.79	20.52
Total from investment operations	6.93	17.75	16.00	(11.26)	25.94	20.06
Distributions from net realized gain	(9.52)	(3.71)	(2.31)	(12.37)	(6.63)	(1.20)
Total distributions	(9.52)	(3.71)	(2.31)	(12.37)	(6.63)	(1.20)
Net asset value, end of period	$82.49	$85.08	$71.04	$57.35	$80.98	$61.67
Total Return C,D,E	7.48%	26.14%	29.50%	(17.41)%	43.73%	47.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.67% H	1.70%	1.75%	1.73%	1.75%	1.77%
Expenses net of fee waivers, if any	1.67 % H	1.70%	1.74%	1.73%	1.74%	1.77%
Expenses net of all reductions	1.67% H	1.70%	1.74%	1.73%	1.74%	1.77%
Net investment income (loss)	(1.13)% H	(1.12)%	(1.05)%	(1.17)%	(1.20)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$371,013	$358,186	$313,457	$288,008	$410,661	$343,585
Portfolio turnover rate I	51 % H	34% J	30%	20%	44%	40% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$131.44	$107.03	$84.29	$112.95	$83.56	$57.41
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.13)	(.02)	(.15)	(.17)	.04
Net realized and unrealized gain (loss)	11.21	28.56	25.07	(15.67)	36.76	27.72
Total from investment operations	11.12	28.43	25.05	(15.82)	36.59	27.76
Distributions from net realized gain	(9.77)	(4.02)	(2.31)	(12.84)	(7.20)	(1.61)
Total distributions	(9.77)	(4.02)	(2.31)	(12.84)	(7.20)	(1.61)
Net asset value, end of period	$132.79	$131.44	$107.03	$84.29	$112.95	$83.56
Total Return C,D	8.02%	27.42%	30.84%	(16.56)%	45.18%	49.22%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67% G	.70%	.72%	.71%	.72%	.74%
Expenses net of fee waivers, if any	.67 % G	.70%	.71%	.71%	.72%	.74%
Expenses net of all reductions	.67% G	.70%	.71%	.71%	.72%	.74%
Net investment income (loss)	(.13)% G	(.11)%	(.03)%	(.15)%	(.18)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,267,957	$2,039,046	$1,515,475	$1,129,418	$1,470,830	$1,035,091
Portfolio turnover rate H	51 % G	34% I	30%	20%	44%	40% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$131.50	$107.07	$84.22	$112.81	$83.44	$57.34
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.03	.08	(.04)	(.06)	.12
Net realized and unrealized gain (loss)	11.22	28.54	25.08	(15.63)	36.72	27.68
Total from investment operations	11.21	28.57	25.16	(15.67)	36.66	27.80
Distributions from net realized gain	(9.96)	(4.14)	(2.31)	(12.92)	(7.29)	(1.70)
Total distributions	(9.96)	(4.14)	(2.31)	(12.92)	(7.29)	(1.70)
Net asset value, end of period	$132.75	$131.50	$107.07	$84.22	$112.81	$83.44
Total Return C,D	8.08%	27.57%	31.00%	(16.46)%	45.37%	49.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.56%	.60%	.59%	.60%	.62%
Expenses net of fee waivers, if any	.55 % G	.56%	.59%	.59%	.60%	.62%
Expenses net of all reductions	.55% G	.56%	.59%	.59%	.60%	.62%
Net investment income (loss)	(.01)% G	.02%	.09%	(.04)%	(.06)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$948,981	$813,055	$759,629	$462,278	$524,383	$298,255
Portfolio turnover rate H	51 % G	34% I	30%	20%	44%	40% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.9%
	Shares	Value ($)
UNITED STATES - 93.9%
Industrials - 0.8%
Electrical Equipment - 0.8%
GE Vernova Inc	24,100	8,986,408
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
First Solar Inc (a)	23,100	3,869,712
Utilities - 92.8%
Electric Utilities - 61.6%
American Electric Power Co Inc	255,599	25,140,718
Constellation Energy Corp	253,965	76,184,421
Duke Energy Corp	868,605	97,275,074
Edison International	249,109	13,451,886
Entergy Corp	643,600	52,183,088
Evergy Inc	543,910	34,902,705
Eversource Energy	454,679	26,225,885
Exelon Corp	1,348,200	53,928,000
FirstEnergy Corp	548,768	21,840,966
NextEra Energy Inc	1,498,311	107,219,135
NRG Energy Inc	116,954	11,980,768
PG&E Corp	2,114,098	33,085,634
PPL Corp	1,024,034	34,407,542
Southern Co/The	488,972	41,049,199
TXNM Energy Inc	532,177	25,730,758
Xcel Energy Inc	641,718	43,123,450
		697,729,229
Gas Utilities - 1.9%
Southwest Gas Holdings Inc	109,658	8,189,259
UGI Corp	424,571	13,047,067
		21,236,326
Independent Power and Renewable Electricity Producers - 7.7%
AES Corp/The	1,849,240	20,341,640
Talen Energy Corp (a)	26,455	5,865,867
Vistra Corp	365,435	61,404,043
		87,611,550
Multi-Utilities - 21.6%
Ameren Corp	512,703	48,296,623
CenterPoint Energy Inc	1,342,287	43,718,288
Consolidated Edison Inc	220,000	20,622,800
Dominion Energy Inc	214,319	11,913,992
NiSource Inc	792,744	29,569,351
Public Service Enterprise Group Inc	373,093	31,168,189
Sempra	714,348	59,240,880
		244,530,123
TOTAL UTILITIES		1,051,107,228

TOTAL UNITED STATES		1,063,963,348
TOTAL COMMON STOCKS (Cost $804,664,041)		1,063,963,348

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $83,386,122)	4.37	83,369,448	83,386,122

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $888,050,163)	1,147,349,470
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(14,013,402)
NET ASSETS - 100.0%	1,133,336,068

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	29,948,674	302,991,502	249,554,054	546,706	-	-	83,386,122	83,369,448	0.1%
Fidelity Securities Lending Cash Central Fund	12,140,825	73,558,557	85,699,382	6,471	-	-	-	-	0.0%
Total	42,089,499	376,550,059	335,253,436	553,177	-	-	83,386,122	83,369,448

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	8,986,408	8,986,408	-	-
Information Technology	3,869,712	3,869,712	-	-
Utilities	1,051,107,228	1,051,107,228	-	-

Money Market Funds	83,386,122	83,386,122	-	-
Total Investments in Securities:	1,147,349,470	1,147,349,470	-	-
Fidelity Advisor® Utilities Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $804,664,041)	$1,063,963,348
Fidelity Central Funds (cost $83,386,122)	83,386,122

Total Investment in Securities (cost $888,050,163)		$1,147,349,470
Receivable for investments sold		6,129,542
Receivable for fund shares sold		1,904,945
Dividends receivable		547,840
Distributions receivable from Fidelity Central Funds		222,070
Prepaid expenses		595
Total assets		1,156,154,462
Liabilities
Payable for investments purchased	$21,232,280
Payable for fund shares redeemed	734,578
Accrued management fee	638,724
Distribution and service plan fees payable	178,896
Other payables and accrued expenses	33,916
Total liabilities		22,818,394
Net Assets		$1,133,336,068
Net Assets consist of:
Paid in capital		$869,772,581
Total accumulated earnings (loss)		263,563,487
Net Assets		$1,133,336,068

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($421,380,696 ÷ 9,480,222 shares)(a)		$44.45
Maximum offering price per share (100/94.25 of $44.45)		$47.16
Class M :
Net Asset Value and redemption price per share ($75,741,279 ÷ 1,697,590 shares)(a)		$44.62
Maximum offering price per share (100/96.50 of $44.62)		$46.24
Class C :
Net Asset Value and offering price per share ($73,501,260 ÷ 1,699,865 shares)(a)		$43.24
Class I :
Net Asset Value, offering price and redemption price per share ($437,600,996 ÷ 9,585,503 shares)		$45.65
Class Z :
Net Asset Value, offering price and redemption price per share ($125,111,837 ÷ 2,741,947 shares)		$45.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$12,697,404
Income from Fidelity Central Funds (including $6,471 from security lending)		553,177
Total income		13,250,581
Expenses
Management fee	$3,477,973
Distribution and service plan fees	1,013,285
Custodian fees and expenses	5,001
Independent trustees' fees and expenses	2,016
Registration fees	81,698
Audit fees	25,680
Legal	720
Miscellaneous	26,086
Total expenses before reductions	4,632,459
Expense reductions	(804)
Total expenses after reductions		4,631,655
Net Investment income (loss)		8,618,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,807,288
Foreign currency transactions	2,514
Total net realized gain (loss)		14,809,802
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	68,148,124
Assets and liabilities in foreign currencies	(919)
Total change in net unrealized appreciation (depreciation)		68,147,205
Net gain (loss)		82,957,007
Net increase (decrease) in net assets resulting from operations		$91,575,933
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,618,926	$14,691,657
Net realized gain (loss)	14,809,802	37,078,896
Change in net unrealized appreciation (depreciation)	68,147,205	47,869,079
Net increase (decrease) in net assets resulting from operations	91,575,933	99,639,632
Distributions to shareholders	(48,619,679)	(23,696,221)

Share transactions - net increase (decrease)	270,662,988	(74,826,763)
Total increase (decrease) in net assets	313,619,242	1,116,648

Net Assets
Beginning of period	819,716,826	818,600,178
End of period	$1,133,336,068	$819,716,826

Financial Highlights
Fidelity Advisor® Utilities Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$41.94	$37.27	$39.71	$34.53	$30.67	$31.73
Income from Investment Operations
Net investment income (loss) A,B	.37	.75	.64	.52	.56	.60
Net realized and unrealized gain (loss)	4.20	5.18	(1.29)	5.84	3.98	(1.03)
Total from investment operations	4.57	5.93	(.65)	6.36	4.54	(.43)
Distributions from net investment income	(.42)	(.77)	(.64)	(.67)	(.68)	(.62)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-	- C
Total distributions	(2.06)	(1.26)	(1.79)	(1.18)	(.68)	(.63) D
Net asset value, end of period	$44.45	$41.94	$37.27	$39.71	$34.53	$30.67
Total Return E,F,G	10.95%	16.48%	(1.58)%	18.70%	14.95%	(1.56)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.99% J	1.01%	1.01%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	.99 % J	1.00%	1.01%	1.02%	1.04%	1.06%
Expenses net of all reductions	.99% J	1.00%	1.01%	1.02%	1.03%	1.05%
Net investment income (loss)	1.64% J	2.04%	1.71%	1.41%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$421,381	$348,276	$327,807	$322,060	$254,388	$249,158
Portfolio turnover rate K	82 % J	84%	66%	36%	45%	80% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.07	$37.37	$39.81	$34.57	$30.71	$31.77
Income from Investment Operations
Net investment income (loss) A,B	.31	.66	.54	.42	.47	.51
Net realized and unrealized gain (loss)	4.21	5.20	(1.29)	5.85	3.99	(1.03)
Total from investment operations	4.52	5.86	(.75)	6.27	4.46	(.52)
Distributions from net investment income	(.33)	(.67)	(.54)	(.51)	(.60)	(.53)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-	- C
Total distributions	(1.97)	(1.16)	(1.69)	(1.03) D	(.60)	(.54) D
Net asset value, end of period	$44.62	$42.07	$37.37	$39.81	$34.57	$30.71
Total Return E,F,G	10.81%	16.19%	(1.85)%	18.37%	14.63%	(1.82)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.24% J	1.27%	1.28%	1.30%	1.32%	1.33%
Expenses net of fee waivers, if any	1.24 % J	1.27%	1.27%	1.29%	1.32%	1.33%
Expenses net of all reductions	1.24% J	1.27%	1.27%	1.29%	1.31%	1.33%
Net investment income (loss)	1.38% J	1.78%	1.45%	1.14%	1.42%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$75,741	$70,288	$68,733	$71,690	$58,065	$58,773
Portfolio turnover rate K	82 % J	84%	66%	36%	45%	80% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.83	$36.30	$38.73	$33.60	$29.83	$30.90
Income from Investment Operations
Net investment income (loss) A,B	.19	.47	.35	.24	.30	.35
Net realized and unrealized gain (loss)	4.08	5.05	(1.26)	5.67	3.88	(1.01)
Total from investment operations	4.27	5.52	(.91)	5.91	4.18	(.66)
Distributions from net investment income	(.22)	(.50)	(.37)	(.27)	(.41)	(.40)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-	- C
Total distributions	(1.86)	(.99)	(1.52)	(.78)	(.41)	(.41) D
Net asset value, end of period	$43.24	$40.83	$36.30	$38.73	$33.60	$29.83
Total Return E,F,G	10.52%	15.64%	(2.34)%	17.78%	14.10%	(2.28)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.74% J	1.76%	1.77%	1.78%	1.80%	1.81%
Expenses net of fee waivers, if any	1.74 % J	1.75%	1.76%	1.78%	1.80%	1.81%
Expenses net of all reductions	1.74% J	1.75%	1.76%	1.78%	1.79%	1.80%
Net investment income (loss)	.88% J	1.30%	.96%	.65%	.94%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$73,501	$56,100	$58,042	$61,087	$49,312	$63,458
Portfolio turnover rate K	82 % J	84%	66%	36%	45%	80% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$43.06	$38.22	$40.68	$35.39	$31.40	$32.47
Income from Investment Operations
Net investment income (loss) A,B	.44	.88	.76	.64	.66	.71
Net realized and unrealized gain (loss)	4.31	5.32	(1.33)	5.98	4.10	(1.07)
Total from investment operations	4.75	6.20	(.57)	6.62	4.76	(.36)
Distributions from net investment income	(.52)	(.87)	(.74)	(.81)	(.77)	(.71)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-	- C
Total distributions	(2.16)	(1.36)	(1.89)	(1.33) D	(.77)	(.71)
Net asset value, end of period	$45.65	$43.06	$38.22	$40.68	$35.39	$31.40
Total Return E,F	11.08%	16.82%	(1.34)%	19.00%	15.30%	(1.30)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.74%	.75%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.72 % I	.73%	.74%	.75%	.77%	.78%
Expenses net of all reductions	.72% I	.73%	.74%	.75%	.76%	.78%
Net investment income (loss)	1.91% I	2.31%	1.98%	1.68%	1.97%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$437,601	$270,962	$255,201	$269,667	$143,582	$187,833
Portfolio turnover rate J	82 % I	84%	66%	36%	45%	80% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$43.04	$38.20	$40.66	$35.38	$31.42	$32.48
Income from Investment Operations
Net investment income (loss) A,B	.47	.93	.81	.69	.71	.74
Net realized and unrealized gain (loss)	4.30	5.31	(1.33)	5.98	4.08	(1.04)
Total from investment operations	4.77	6.24	(.52)	6.67	4.79	(.30)
Distributions from net investment income	(.54)	(.92)	(.79)	(.88)	(.83)	(.75)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-	- C
Total distributions	(2.18)	(1.40) D	(1.94)	(1.39)	(.83)	(.76) D
Net asset value, end of period	$45.63	$43.04	$38.20	$40.66	$35.38	$31.42
Total Return E,F	11.14%	16.97%	(1.21)%	19.17%	15.41%	(1.15)%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.60% I	.58%	.62%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.60 % I	.57%	.62%	.63%	.64%	.65%
Expenses net of all reductions	.60% I	.57%	.62%	.63%	.63%	.64%
Net investment income (loss)	2.03% I	2.48%	2.10%	1.81%	2.10%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$125,112	$74,091	$108,817	$106,266	$54,746	$52,034
Portfolio turnover rate J	82 % I	84%	66%	36%	45%	80% K

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financials Fund and Fidelity Advisor Health Care Fund. Each Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile The financial statements for Fidelity Advisor Health Care Fund have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$7	Recovery value	Recovery value	$0.00	Increase
Convertible Corporate Bonds	$885,016	Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
Convertible Preferred Stocks	$30,100,135	Market approach	Transaction price	$1.13 - $8.61 / $4.09	Increase
			Discount rate	10.0% - 80.0% / 46.1%	Decrease
			Premium rate	15.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	75.0% - 90.0% / 82.7%	Increase
			Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.0 - 3.0 / 2.9	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Health Care Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$3,284,900	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.5	Increase
		Market approach	Transaction price	$33.33	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.5%	Increase
			Term	5.0	Increase
Convertible Corporate Bonds	$5,830,245	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.5 - 7.0 / 6.7	Increase
			Discount rate	25.0% - 32.4% / 28.4%	Decrease
			Probability rate	0.0% - 50.0% / 21.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Volatility	55.0%	Increase
			Discount rate	4.3%	Increase
			Term	0.6	Increase
Convertible Preferred Stocks	$74,959,527	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 13.5 / 4.6	Increase
		Market approach	Transaction price	$1.20 - $33.33 / $13.29	Increase
			Discount rate	10.0% - 70.0% / 23.8%	Decrease
		Black scholes	Volatility	45.0% - 90.0% / 66.6%	Increase
			Discount rate	4.2% - 4.5% / 4.3%	Increase
			Term	1.5 - 5.0 / 2.8	Increase
Preferred Securities	$7,928,979	Market approach	Transaction price	$100.00	Increase
			Discount rate	36.1%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.3%	Increase
			Term	0.4	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Technology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$27,383,839	Market comparable	Enterprise value/Revenue multiple (EV/R)	13.3 - 19.1 / 18.5	Increase
		Market approach	Transaction price	$8.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.4%	Increase
			Term	3.0	Increase
Convertible Corporate Bonds	$150,399	Market approach	Transaction price	$100.00	Increase
			Discount rate	21.70%	Decrease
			Probability rate	0.0% - 60.0% / 25.0%	Increase
		Black scholes	Volatility	100.0%	Increase
			Discount rate	5.0%	Increase
			Term	0.3	Increase
Convertible Preferred Stocks	$110,780,868	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 51.0 / 16.7	Increase
		Market approach	Transaction price	$1.10 - $8.00 / $4.11	Increase
			Discount rate	60.0%	Decrease
			Premium rate	25.0%	Increase
		Black scholes	Volatility	50.0% - 100.0% / 67.0%	Increase
			Discount rate	4.3% - 4.5% / 4.3%	Increase
			Term	2.0 - 5.0 / 2.9	Increase
Preferred Securities	$801,867	Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 36.4%	Decrease
			Probability rate	0.0% - 50.0% / 30.2%	Increase
		Black scholes	Volatility	50.0% - 100.0% / 79.2%	Increase
			Discount rate	4.3% - 5.0% / 4.7%	Increase
			Term	0.1 - 0.4 / 0.2	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Energy Fund	109,516
Fidelity Advisor Technology Fund	175,876

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Biotechnology Fund	1,175,234,662	567,374,551	(81,561,762)	485,812,789
Fidelity Advisor Consumer Discretionary Fund	237,353,352	311,491,356	(10,634,106)	300,857,250
Fidelity Advisor Energy Fund	718,871,054	455,318,727	(28,621,500)	426,697,227
Fidelity Advisor Financials Fund	468,008,558	214,862,651	(6,282,843)	208,579,808
Fidelity Advisor Health Care Fund	2,647,152,714	1,853,045,147	(233,142,776)	1,619,902,371
Fidelity Advisor Industrials Fund	472,417,272	215,511,541	(7,940,121)	207,571,420
Fidelity Advisor Semiconductors Fund	1,813,443,669	1,235,456,580	(109,884,981)	1,125,571,599
Fidelity Advisor Technology Fund	3,677,650,014	3,629,150,355	(261,904,771)	3,367,245,584
Fidelity Advisor Utilities Fund	889,783,214	270,847,701	(13,281,445)	257,566,256

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor Energy Fund	(191,455,812)	-	(191,455,812)

In Prior year, certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2024 to July 31, 2024. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Advisor Consumer Discretionary Fund	(563,892)
Fidelity Advisor Health Care Fund	(6,688,745)
Fidelity Advisor Semiconductors Fund	(4,933,502)
Fidelity Advisor Technology Fund	(17,165,728)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Health Care Fund	1,480,711.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Biotechnology Fund	Crescent Biopharma	3,320,670	2,710,312
Fidelity Advisor Biotechnology Fund	Jade Biosciences	783,600	(40,187)
Fidelity Advisor Health Care Fund	Jade Biosciences	1,905,603	(97,730)
Fidelity Advisor Technology Fund	Revolut Group Holdings, Ltd.	7,140,580	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	414,007,154	496,845,908
Fidelity Advisor Consumer Discretionary Fund	58,718,818	93,677,285
Fidelity Advisor Energy Fund	88,728,280	160,749,885
Fidelity Advisor Financials Fund	191,048,028	125,781,372
Fidelity Advisor Health Care Fund	1,076,522,766	1,652,796,145
Fidelity Advisor Industrials Fund	131,645,426	96,625,780
Fidelity Advisor Semiconductors Fund	919,189,335	735,046,672
Fidelity Advisor Technology Fund	1,825,995,769	1,676,195,979
Fidelity Advisor Utilities Fund	603,670,747	403,048,013

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Consumer Discretionary Fund	493,122	15,311,646	19,147,937
Fidelity Advisor Energy Fund	1,253,395	42,342,401	57,668,686
Fidelity Advisor Financials Fund	629,921	7,051,602	15,955,906
Fidelity Advisor Industrials Fund	553,097	11,201,399	22,245,575
Fidelity Advisor Technology Fund	1,690,112	75,184,814	169,535,169
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum management Fee Rate%
Fidelity Advisor Biotechnology Fund
Class A	.71
Class M	.72
Class C	.72
Class I	.69
Class Z	.56
Fidelity Advisor Consumer Discretionary Fund
Class A	.70
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Energy Fund
Class A	.72
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Financials Fund
Class A	.72
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Health Care Fund
Class A	.69
Class M	.69
Class C	.69
Class I	.68
Class Z	.55
Fidelity Advisor Industrials Fund
Class A	.70
Class M	.70
Class C	.71
Class I	.68
Class Z	.56
Fidelity Advisor Semiconductors Fund
Class A	.69
Class M	.68
Class C	.70
Class I	.69
Class Z	.56
Fidelity Advisor Technology Fund
Class A	.68
Class M	.67
Class C	.69
Class I	.67
Class Z	.55
Fidelity Advisor Utilities Fund
Class A	.71
Class M	.72
Class C	.71
Class I	.69
Class Z	.57

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Advisor Biotechnology Fund
Class A	.68
Class M	.69
Class C	.68
Class I	.69
Class Z	.56
Fidelity Advisor Consumer Discretionary Fund
Class A	.70
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Energy Fund
Class A	.70
Class M	.70
Class C	.70
Class I	.69
Class Z	.56
Fidelity Advisor Financials Fund
Class A	.72
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Health Care Fund
Class A	.66
Class M	.66
Class C	.66
Class I	.66
Class Z	.55
Fidelity Advisor Industrials Fund
Class A	.70
Class M	.70
Class C	.71
Class I	.68
Class Z	.56
Fidelity Advisor Semiconductors Fund
Class A	.67
Class M	.67
Class C	.67
Class I	.67
Class Z	.55
Fidelity Advisor Technology Fund
Class A	.66
Class M	.66
Class C	.66
Class I	.66
Class Z	.54
Fidelity Advisor Utilities Fund
Class A	.71
Class M	.71
Class C	.71
Class I	.69
Class Z	.57

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Biotechnology Fund
Class A	- %	.25%	880,400	1,129
Class M	.25%	.25%	314,772	-
Class C	.75%	.25%	414,881	22,972
			1,610,053	24,101
Fidelity Advisor Consumer Discretionary Fund
Class A	- %	.25%	286,876	1,080
Class M	.25%	.25%	93,962	-
Class C	.75%	.25%	159,157	10,082
			539,995	11,162
Fidelity Advisor Energy Fund
Class A	- %	.25%	453,686	6,832
Class M	.25%	.25%	257,030	-
Class C	.75%	.25%	372,495	53,912
			1,083,211	60,744
Fidelity Advisor Financials Fund
Class A	- %	.25%	276,340	3,352
Class M	.25%	.25%	205,924	-
Class C	.75%	.25%	194,013	22,267
			676,277	25,619
Fidelity Advisor Health Care Fund
Class A	- %	.25%	1,804,930	2,270
Class M	.25%	.25%	752,398	-
Class C	.75%	.25%	1,270,313	55,111
			3,827,641	57,381
Fidelity Advisor Industrials Fund
Class A	- %	.25%	358,173	3,462
Class M	.25%	.25%	172,549	-
Class C	.75%	.25%	175,840	22,398
			706,562	25,860
Fidelity Advisor Semiconductors Fund
Class A	- %	.25%	1,395,101	32,032
Class M	.25%	.25%	454,288	-
Class C	.75%	.25%	1,137,501	322,938
			2,986,890	354,970
Fidelity Advisor Technology Fund
Class A	- %	.25%	3,248,986	31,669
Class M	.25%	.25%	2,028,858	-
Class C	.75%	.25%	1,849,709	258,931
			7,127,553	290,600
Fidelity Advisor Utilities Fund
Class A	- %	.25%	496,896	10,346
Class M	.25%	.25%	189,102	-
Class C	.75%	.25%	327,287	74,195
			1,013,285	84,541

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Biotechnology Fund
Class A	48,847
Class M	5,037
53,884
Fidelity Advisor Consumer Discretionary Fund
Class A	12,634
Class M	1,315
Class C A	36
13,985
Fidelity Advisor Energy Fund
Class A	74,649
Class M	3,358
Class C A	710
78,717
Fidelity Advisor Financials Fund
Class A	46,424
Class M	1,491
Class C A	184
48,099
Fidelity Advisor Health Care Fund
Class A	75,406
Class M	8,732
Class C A	560
84,698
Fidelity Advisor Industrials Fund
Class A	35,007
Class M	1,483
Class C A	61
36,551
Fidelity Advisor Semiconductors Fund
Class A	672,570
Class M	15,934
Class C A	2,921
691,425
Fidelity Advisor Technology Fund
Class A	461,543
Class M	19,862
Class C A	4,457
485,862
Fidelity Advisor Utilities Fund
Class A	180,980
Class M	4,463
Class C A	219
185,662

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Biotechnology Fund	25,594
Fidelity Advisor Consumer Discretionary Fund	1,095
Fidelity Advisor Energy Fund	4,165
Fidelity Advisor Financials Fund	3,621
Fidelity Advisor Health Care Fund	22,227
Fidelity Advisor Industrials Fund	1,172
Fidelity Advisor Semiconductors Fund	9,386
Fidelity Advisor Technology Fund	15,965
Fidelity Advisor Utilities Fund	8,953

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Fidelity Advisor Health Care Fund had interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Health Care Fund	Borrower	14,332,840	4.72%	46,923

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Biotechnology Fund	12,455,211	44,247,845	6,252,681
Fidelity Advisor Consumer Discretionary Fund	8,436,501	7,221,953	3,663,513
Fidelity Advisor Energy Fund	3,889,721	9,181,531	2,646,092
Fidelity Advisor Financials Fund	15,737,042	6,069,922	1,335,796
Fidelity Advisor Health Care Fund	83,939,814	185,408,525	43,156,351
Fidelity Advisor Industrials Fund	9,043,502	3,873,571	886,128
Fidelity Advisor Semiconductors Fund	91,391,860	126,898,191	(4,126,796)
Fidelity Advisor Technology Fund	209,131,233	179,969,027	58,444,018
Fidelity Advisor Utilities Fund	8,979,459	24,111,652	456,473
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Advisor Biotechnology Fund	1,153
Fidelity Advisor Consumer Discretionary Fund	310
Fidelity Advisor Energy Fund	781
Fidelity Advisor Financials Fund	354
Fidelity Advisor Health Care Fund	2,960
Fidelity Advisor Industrials Fund	386
Fidelity Advisor Semiconductors Fund	1,799
Fidelity Advisor Technology Fund	4,338
Fidelity Advisor Utilities Fund	611
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Biotechnology Fund	35,270	9,076	11,358
Fidelity Advisor Consumer Discretionary Fund	247	-	-
Fidelity Advisor Energy Fund	3,962	-	-
Fidelity Advisor Financials Fund	301	-	-
Fidelity Advisor Health Care Fund	51,642	1,516	-
Fidelity Advisor Industrials Fund	408	2	-
Fidelity Advisor Semiconductors Fund	21,447	33,353	-
Fidelity Advisor Technology Fund	810	-	-
Fidelity Advisor Utilities Fund	704	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Advisor Biotechnology Fund	6,240
Fidelity Advisor Semiconductors Fund	1,218
Fidelity Advisor Technology Fund	1,251
Fidelity Advisor Utilities Fund	804
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$35,680,739	$7,399,425
Class M	6,875,045	1,088,438
Class C	4,545,928	-
Class I	36,584,307	9,290,645
Class Z	4,140,434	1,038,552
Total	$87,826,453	$18,817,060
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$13,465,528	$-
Class M	2,435,918	-
Class C	2,511,046	-
Class I	7,553,763	-
Class Z	2,568,813	-
Total	$28,535,068	$-
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$3,226,132	$ 7,318,255
Class M	783,404	1,764,969
Class C	544,010	1,178,876
Class I	5,024,795	11,020,177
Class Z	1,034,492	2,232,106
Total	$10,612,833	$23,514,383
Fidelity Advisor Financials Fund
Distributions to shareholders
Class A	$10,714,275	$3,936,144
Class M	3,846,473	1,359,712
Class C	1,771,962	580,285
Class I	8,847,671	2,558,939
Class Z	4,139,540	547,015
Total	$29,319,921	$8,982,095
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$148,445,325	$-
Class M	33,846,903	-
Class C	34,204,550	-
Class I	177,175,436	-
Class Z	47,864,866	-
Total	$441,537,080	$-
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$11,007,825	$19,091,663
Class M	2,622,510	4,801,657
Class C	1,569,587	3,163,271
Class I	7,029,076	9,988,265
Class Z	2,251,680	2,725,506
Total	$24,480,678	$39,770,362
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$77,150,691	$21,083,648
Class M	13,426,839	3,540,848
Class C	19,503,344	5,533,444
Class I	68,152,310	18,203,721
Class Z	15,721,265	3,470,629
Total	$193,954,449	$51,832,290
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$202,060,752	$75,972,488
Class M	68,808,724	26,864,038
Class C	38,811,439	15,432,543
Class I	154,730,219	58,230,400
Class Z	65,003,124	19,915,535
Total	$529,414,258	$196,415,004
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$18,378,538	$10,455,083
Class M	3,243,741	2,004,102
Class C	2,919,055	1,433,195
Class I	18,576,755	7,152,393
Class Z	5,501,590	2,651,448
Total	$48,619,679	$23,696,221
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	954,913	2,649,700	$29,624,424	$72,502,956
Reinvestment of distributions	1,198,369	273,310	33,446,486	6,909,269
Shares redeemed	(2,436,261)	(5,241,119)	(73,985,956)	(139,324,676)
Net increase (decrease)	(282,979)	(2,318,109)	$(10,915,046)	$(59,912,451)
Class M
Shares sold	172,626	306,124	$5,010,851	$7,730,359
Reinvestment of distributions	267,639	46,475	6,795,345	1,075,432
Shares redeemed	(371,837)	(853,680)	(10,326,321)	(21,109,524)
Net increase (decrease)	68,428	(501,081)	$1,479,875	$(12,303,733)
Class C
Shares sold	154,597	291,630	$3,638,423	$6,284,802
Reinvestment of distributions	203,344	-	4,394,259	-
Shares redeemed	(770,021)	(2,724,748)	(18,364,318)	(56,457,308)
Net increase (decrease)	(412,080)	(2,433,118)	$(10,331,636)	$(50,172,506)
Class I
Shares sold	3,064,789	4,210,816	$105,353,475	$128,411,204
Reinvestment of distributions	999,488	282,262	30,634,295	7,793,263
Shares redeemed	(3,719,872)	(8,100,490)	(123,999,014)	(236,749,589)
Net increase (decrease)	344,405	(3,607,412)	$11,988,756	$(100,545,122)
Class Z
Shares sold	332,376	906,906	$11,307,698	$26,839,138
Reinvestment of distributions	116,255	32,151	3,569,030	889,286
Shares redeemed	(487,803)	(757,301)	(15,857,138)	(21,811,755)
Net increase (decrease)	(39,172)	181,756	$(980,410)	$5,916,669
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	230,619	751,655	$10,700,190	$29,127,454
Reinvestment of distributions	264,932	-	13,063,817	-
Shares redeemed	(617,637)	(959,120)	(28,030,340)	(37,712,464)
Net increase (decrease)	(122,086)	(207,465)	$(4,266,333)	$(8,585,010)
Class M
Shares sold	19,794	65,698	$833,176	$2,328,548
Reinvestment of distributions	54,024	-	2,409,471	-
Shares redeemed	(68,268)	(188,451)	(2,834,699)	(6,523,190)
Net increase (decrease)	5,550	(122,753)	$407,948	$(4,194,642)
Class C
Shares sold	61,098	106,037	$2,081,372	$3,101,374
Reinvestment of distributions	69,116	-	2,488,855	-
Shares redeemed	(162,719)	(651,288)	(5,485,696)	(18,972,585)
Net increase (decrease)	(32,505)	(545,251)	$(915,469)	$(15,871,211)
Class I
Shares sold	363,145	1,605,539	$18,609,181	$67,012,895
Reinvestment of distributions	128,633	-	7,068,361	-
Shares redeemed	(628,583)	(1,903,546)	(30,929,539)	(79,673,073)
Net increase (decrease)	(136,805)	(298,007)	$(5,251,997)	$(12,660,178)
Class Z
Shares sold	192,027	388,498	$9,986,176	$16,440,384
Reinvestment of distributions	42,975	-	2,378,213	-
Shares redeemed	(90,723)	(1,574,354)	(4,615,663)	(61,888,489)
Net increase (decrease)	144,279	(1,185,856)	$7,748,726	$(45,448,105)
Fidelity Advisor Energy Fund
Class A
Shares sold	814,552	1,802,738	$37,487,143	$83,797,509
Reinvestment of distributions	73,675	167,879	3,128,958	7,094,565
Shares redeemed	(1,267,710)	(2,315,640)	(58,257,210)	(105,057,379)
Net increase (decrease)	(379,483)	(345,023)	$(17,641,109)	$(14,165,305)
Class M
Shares sold	161,848	361,787	$7,655,625	$17,332,099
Reinvestment of distributions	17,556	39,715	767,017	1,727,981
Shares redeemed	(240,895)	(554,617)	(11,366,426)	(25,806,670)
Net increase (decrease)	(61,491)	(153,115)	$(2,943,784)	$(6,746,590)
Class C
Shares sold	274,281	340,034	$11,486,657	$14,247,108
Reinvestment of distributions	13,557	29,115	523,588	1,125,303
Shares redeemed	(337,915)	(864,275)	(14,087,152)	(35,707,272)
Net increase (decrease)	(50,077)	(495,126)	$(2,076,907)	$(20,334,861)
Class I
Shares sold	1,641,804	7,331,050	$80,351,758	$360,535,890
Reinvestment of distributions	104,013	226,380	4,696,194	10,144,089
Shares redeemed	(3,486,876)	(6,596,082)	(169,643,994)	(313,054,267)
Net increase (decrease)	(1,741,059)	961,348	$(84,596,042)	$57,625,712
Class Z
Shares sold	558,095	1,885,365	$27,377,926	$93,387,839
Reinvestment of distributions	21,238	42,781	957,615	1,913,609
Shares redeemed	(568,101)	(5,380,884)	(27,678,044)	(257,774,216)
Net increase (decrease)	11,232	(3,452,738)	$657,497	$(162,472,768)
Fidelity Advisor Financials Fund
Class A
Shares sold	850,909	818,003	$30,817,325	$22,800,145
Reinvestment of distributions	295,742	136,530	10,350,952	3,770,958
Shares redeemed	(536,095)	(1,321,630)	(18,878,927)	(36,117,669)
Net increase (decrease)	610,556	(367,097)	$22,289,350	$(9,546,566)
Class M
Shares sold	236,377	257,400	$8,355,321	$7,324,391
Reinvestment of distributions	109,721	49,122	3,788,667	1,340,046
Shares redeemed	(190,847)	(477,488)	(6,477,822)	(12,892,718)
Net increase (decrease)	155,251	(170,966)	$5,666,166	$(4,228,281)
Class C
Shares sold	299,304	89,000	$10,144,853	$2,319,425
Reinvestment of distributions	54,581	22,503	1,767,319	577,888
Shares redeemed	(263,598)	(652,906)	(8,736,529)	(16,390,802)
Net increase (decrease)	90,287	(541,403)	$3,175,643	$(13,493,489)
Class I
Shares sold	2,156,068	1,755,800	$79,509,221	$49,634,580
Reinvestment of distributions	230,998	87,544	8,380,618	2,502,894
Shares redeemed	(680,458)	(2,313,168)	(24,874,540)	(63,481,344)
Net increase (decrease)	1,706,608	(469,824)	$63,015,299	$(11,343,870)
Class Z
Shares sold	704,661	1,757,445	$25,972,503	$51,626,690
Reinvestment of distributions	95,736	14,544	3,468,532	415,095
Shares redeemed	(805,602)	(3,095,014)	(30,288,179)	(80,266,238)
Net increase (decrease)	(5,205)	(1,323,025)	$(847,144)	$(28,224,453)
Fidelity Advisor Health Care Fund
Class A
Shares sold	876,729	2,311,559	$55,701,394	$136,317,319
Reinvestment of distributions	2,481,709	-	140,762,512	-
Shares redeemed	(2,359,574)	(5,454,640)	(148,537,074)	(322,642,152)
Net increase (decrease)	998,864	(3,143,081)	$47,926,832	$(186,324,833)
Class M
Shares sold	98,500	223,594	$5,705,799	$12,194,685
Reinvestment of distributions	650,227	-	33,181,084	-
Shares redeemed	(471,133)	(824,131)	(27,117,062)	(44,498,389)
Net increase (decrease)	277,594	(600,537)	$11,769,821	$(32,303,704)
Class C
Shares sold	134,708	348,702	$6,135,571	$15,349,798
Reinvestment of distributions	835,920	-	33,236,165	-
Shares redeemed	(1,134,238)	(2,928,311)	(51,858,411)	(127,438,226)
Net increase (decrease)	(163,610)	(2,579,609)	$(12,486,675)	$(112,088,428)
Class I
Shares sold	1,717,554	4,486,201	$121,116,223	$294,961,288
Reinvestment of distributions	2,428,828	-	155,566,402	-
Shares redeemed	(5,880,642)	(14,948,048)	(414,202,611)	(974,268,206)
Net increase (decrease)	(1,734,260)	(10,461,847)	$(137,519,986)	$(679,306,918)
Class Z
Shares sold	711,560	2,694,277	$51,279,906	$178,292,993
Reinvestment of distributions	566,654	-	36,475,541	-
Shares redeemed	(2,022,294)	(7,519,316)	(146,570,418)	(481,983,286)
Net increase (decrease)	(744,080)	(4,825,039)	$(58,814,971)	$(303,690,293)
Fidelity Advisor Industrials Fund
Class A
Shares sold	532,165	691,375	$25,773,706	$27,779,266
Reinvestment of distributions	227,321	476,634	10,461,330	18,093,011
Shares redeemed	(523,964)	(905,850)	(24,794,731)	(36,408,194)
Net increase (decrease)	235,522	262,159	$11,440,305	$9,464,083
Class M
Shares sold	122,881	218,666	$5,708,369	$8,638,732
Reinvestment of distributions	58,827	130,912	2,592,490	4,766,508
Shares redeemed	(172,243)	(241,457)	(7,617,122)	(9,358,794)
Net increase (decrease)	9,465	108,121	$683,737	$4,046,446
Class C
Shares sold	206,087	133,579	$8,172,539	$4,409,475
Reinvestment of distributions	42,220	101,765	1,553,692	3,132,328
Shares redeemed	(206,792)	(340,007)	(8,054,793)	(11,096,876)
Net increase (decrease)	41,515	(104,663)	$1,671,438	$(3,555,073)
Class I
Shares sold	1,120,891	1,502,930	$58,956,809	$65,003,554
Reinvestment of distributions	127,458	219,293	6,421,349	9,085,300
Shares redeemed	(577,569)	(1,877,502)	(29,594,597)	(79,570,258)
Net increase (decrease)	670,780	(155,279)	$35,783,561	$(5,481,404)
Class Z
Shares sold	352,682	600,142	$18,909,916	$26,252,508
Reinvestment of distributions	40,688	62,886	2,047,836	2,604,125
Shares redeemed	(204,703)	(2,156,935)	(10,806,611)	(88,761,038)
Net increase (decrease)	188,667	(1,493,907)	$10,151,141	$(59,904,405)
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	2,378,400	4,838,303	$200,255,590	$343,697,111
Reinvestment of distributions	893,362	344,846	76,516,486	20,876,979
Shares redeemed	(1,351,683)	(1,933,905)	(113,017,684)	(133,711,892)
Net increase (decrease)	1,920,079	3,249,244	$163,754,392	$230,862,198
Class M
Shares sold	319,229	791,906	$24,894,316	$53,531,235
Reinvestment of distributions	165,294	61,148	13,129,289	3,458,547
Shares redeemed	(204,537)	(212,743)	(15,695,823)	(13,778,612)
Net increase (decrease)	279,986	640,311	$22,327,782	$43,211,170
Class C
Shares sold	482,328	1,308,621	$32,403,541	$75,362,622
Reinvestment of distributions	290,329	113,850	19,449,141	5,527,405
Shares redeemed	(434,703)	(676,236)	(29,144,649)	(37,788,799)
Net increase (decrease)	337,954	746,235	$22,708,033	$43,101,228
Class I
Shares sold	2,461,213	5,918,967	$222,773,525	$451,679,642
Reinvestment of distributions	718,671	273,927	67,037,659	17,923,026
Shares redeemed	(1,620,251)	(2,919,636)	(146,709,020)	(224,521,109)
Net increase (decrease)	1,559,633	3,273,258	$143,102,164	$245,081,559
Class Z
Shares sold	737,285	1,603,015	$67,993,637	$127,452,494
Reinvestment of distributions	136,323	44,183	12,755,769	2,895,741
Shares redeemed	(434,062)	(585,589)	(39,533,458)	(42,801,386)
Net increase (decrease)	439,546	1,061,609	$41,215,948	$87,546,849
Fidelity Advisor Technology Fund
Class A
Shares sold	1,562,660	3,228,116	$190,430,571	$326,552,310
Reinvestment of distributions	1,562,743	764,250	193,467,550	72,565,432
Shares redeemed	(1,611,652)	(2,801,337)	(194,594,115)	(282,697,295)
Net increase (decrease)	1,513,751	1,191,029	$189,304,006	$116,420,447
Class M
Shares sold	385,736	1,078,923	$42,261,609	$98,350,142
Reinvestment of distributions	609,621	307,073	67,948,398	26,518,839
Shares redeemed	(497,668)	(1,204,017)	(54,113,188)	(111,499,551)
Net increase (decrease)	497,689	181,979	$56,096,819	$13,369,430
Class C
Shares sold	408,308	823,369	$36,148,499	$61,716,478
Reinvestment of distributions	434,552	217,843	38,114,531	15,194,548
Shares redeemed	(555,276)	(1,243,391)	(49,212,497)	(91,783,163)
Net increase (decrease)	287,584	(202,179)	$25,050,533	$(14,872,137)
Class I
Shares sold	2,419,646	7,101,062	$332,232,190	$783,888,507
Reinvestment of distributions	1,036,654	518,428	146,220,064	55,528,866
Shares redeemed	(1,889,780)	(6,265,629)	(256,885,418)	(699,659,492)
Net increase (decrease)	1,566,520	1,353,861	$221,566,836	$139,757,881
Class Z
Shares sold	1,459,778	3,570,966	$200,745,633	$412,531,561
Reinvestment of distributions	389,691	147,530	54,942,466	15,797,497
Shares redeemed	(883,809)	(4,630,106)	(121,516,179)	(482,333,988)
Net increase (decrease)	965,660	(911,610)	$134,171,920	$(54,004,930)
Fidelity Advisor Utilities Fund
Class A
Shares sold	1,480,320	1,280,858	$67,513,110	$48,456,309
Reinvestment of distributions	405,630	279,588	17,881,934	10,124,466
Shares redeemed	(709,009)	(2,053,712)	(32,146,592)	(74,697,612)
Net increase (decrease)	1,176,941	(493,266)	$53,248,452	$(16,116,837)
Class M
Shares sold	83,403	140,983	$3,836,715	$5,275,029
Reinvestment of distributions	72,228	54,023	3,192,597	1,961,658
Shares redeemed	(128,771)	(363,636)	(5,876,812)	(13,403,536)
Net increase (decrease)	26,860	(168,630)	$1,152,500	$(6,166,849)
Class C
Shares sold	422,830	292,050	$18,905,736	$10,544,703
Reinvestment of distributions	68,219	40,395	2,915,828	1,423,265
Shares redeemed	(165,239)	(557,312)	(7,240,660)	(19,899,030)
Net increase (decrease)	325,810	(224,867)	$14,580,904	$(7,931,062)
Class I
Shares sold	4,696,529	3,105,540	$220,319,255	$124,002,559
Reinvestment of distributions	402,790	187,848	18,245,597	6,984,725
Shares redeemed	(1,806,479)	(3,677,678)	(84,001,287)	(136,341,969)
Net increase (decrease)	3,292,840	(384,290)	$154,563,565	$(5,354,685)
Class Z
Shares sold	1,608,517	1,408,595	$75,111,792	$53,605,471
Reinvestment of distributions	106,307	58,601	4,814,844	2,156,332
Shares redeemed	(694,511)	(2,594,297)	(32,809,069)	(95,019,133)
Net increase (decrease)	1,020,313	(1,127,101)	$47,117,567	$(39,257,330)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.700839.128
AFOC-SANN-0425
Fidelity Advisor® Real Estate Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Real Estate Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
UNITED STATES - 99.9%
Real Estate - 99.9%
Health Care REITs - 10.4%
Ventas Inc	205,905	12,440,780
Welltower Inc	59,700	8,147,856
		20,588,636
Hotel & Resort REITs - 1.7%
Ryman Hospitality Properties Inc	31,200	3,271,008
Industrial REITs - 13.5%
Americold Realty Trust Inc	73,100	1,597,235
EastGroup Properties Inc	10,800	1,831,896
Prologis Inc	150,416	17,937,108
Rexford Industrial Realty Inc	38,900	1,581,674
Terreno Realty Corp	56,400	3,689,688
		26,637,601
Office REITs - 1.9%
Douglas Emmett Inc (a)	206,500	3,791,340
Real Estate Management & Development - 11.0%
CBRE Group Inc Class A (b)	95,700	13,851,618
CoStar Group Inc (b)	34,500	2,642,700
Zillow Group Inc Class C (b)	63,700	5,237,414
		21,731,732
Residential REITs - 13.8%
Essex Property Trust Inc	21,047	5,989,345
Invitation Homes Inc	171,600	5,345,340
Mid-America Apartment Communities Inc	32,400	4,943,592
Sun Communities Inc	54,200	6,856,300
UDR Inc	100,400	4,190,696
		27,325,273
Retail REITs - 13.4%
Curbline Properties Corp	165,550	4,051,009
Federal Realty Investment Trust	29,600	3,215,448
Macerich Co/The	202,600	4,210,028
NNN REIT Inc	119,800	4,718,922
SITE Centers Corp	79,375	1,189,037
Tanger Inc	159,700	5,241,354
Urban Edge Properties	189,400	3,852,396
		26,478,194
Specialized REITs - 34.2%
American Tower Corp	75,800	14,019,210
Crown Castle Inc	81,100	7,240,608
CubeSmart	159,900	6,667,830
Digital Realty Trust Inc	26,300	4,309,518
Equinix Inc	20,000	18,273,200
Four Corners Property Trust Inc	242,100	6,640,803
Lamar Advertising Co Class A	18,200	2,300,844
Public Storage Operating Co	26,700	7,969,416
		67,421,429
TOTAL REAL ESTATE		197,245,213

TOTAL COMMON STOCKS (Cost $149,982,409)		197,245,213

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	825,742	825,907
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	1,625,462	1,625,625
TOTAL MONEY MARKET FUNDS (Cost $2,451,531)			2,451,532

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $152,433,940)	199,696,745
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(2,192,567)
NET ASSETS - 100.0%	197,504,178

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,431,246	18,584,295	20,189,634	24,321	-	-	825,907	825,742	0.0%
Fidelity Securities Lending Cash Central Fund	2,412,825	3,707,300	4,494,500	628	-	-	1,625,625	1,625,462	0.0%
Total	4,844,071	22,291,595	24,684,134	24,949	-	-	2,451,532	2,451,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	197,245,213	197,245,213	-	-

Money Market Funds	2,451,532	2,451,532	-	-
Total Investments in Securities:	199,696,745	199,696,745	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,591,812) - See accompanying schedule:
Unaffiliated issuers (cost $149,982,409)	$197,245,213
Fidelity Central Funds (cost $2,451,531)	2,451,532

Total Investment in Securities (cost $152,433,940)		$199,696,745
Receivable for investments sold		98,745
Receivable for fund shares sold		76,874
Dividends receivable		236,521
Distributions receivable from Fidelity Central Funds		1,363
Prepaid expenses		239
Other receivables		112,512
Total assets		200,222,999
Liabilities
Payable for investments purchased	$97,580
Payable for fund shares redeemed	678,515
Accrued management fee	115,054
Distribution and service plan fees payable	51,930
Other payables and accrued expenses	150,117
Collateral on securities loaned	1,625,625
Total liabilities		2,718,821
Net Assets		$197,504,178
Net Assets consist of:
Paid in capital		$147,936,464
Total accumulated earnings (loss)		49,567,714
Net Assets		$197,504,178

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($81,555,917 ÷ 4,867,930 shares)(a)		$16.75
Maximum offering price per share (100/94.25 of $16.75)		$17.77
Class M :
Net Asset Value and redemption price per share ($76,082,295 ÷ 4,566,887 shares)(a)		$16.66
Maximum offering price per share (100/96.50 of $16.66)		$17.26
Class C :
Net Asset Value and offering price per share ($4,850,742 ÷ 307,387 shares)(a)		$15.78
Class I :
Net Asset Value, offering price and redemption price per share ($28,646,052 ÷ 1,674,707 shares)		$17.11
Class Z :
Net Asset Value, offering price and redemption price per share ($6,369,172 ÷ 373,339 shares)		$17.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$2,569,597
Income from Fidelity Central Funds (including $628 from security lending)		24,949
Total income		2,594,546
Expenses
Management fee	$773,559
Distribution and service plan fees	333,390
Custodian fees and expenses	8,908
Independent trustees' fees and expenses	497
Registration fees	46,048
Audit fees	27,715
Legal	370
Miscellaneous	5,081
Total expenses		1,195,568
Net Investment income (loss)		1,398,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,258,403
Total net realized gain (loss)		18,258,403
Change in net unrealized appreciation (depreciation) on investment securities		(10,525,967)
Net gain (loss)		7,732,436
Net increase (decrease) in net assets resulting from operations		$9,131,414
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,398,978	$4,862,065
Net realized gain (loss)	18,258,403	4,967,987
Change in net unrealized appreciation (depreciation)	(10,525,967)	11,235,336
Net increase (decrease) in net assets resulting from operations	9,131,414	21,065,388
Distributions to shareholders	(15,113,849)	(4,738,172)

Share transactions - net increase (decrease)	(33,518,905)	(37,939,622)
Total increase (decrease) in net assets	(39,501,340)	(21,612,406)

Net Assets
Beginning of period	237,005,518	258,617,924
End of period	$197,504,178	$237,005,518

Financial Highlights
Fidelity Advisor® Real Estate Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.53	$16.24	$21.95	$24.66	$19.62	$22.91
Income from Investment Operations
Net investment income (loss) A,B	.12	.33	.34	.22	.26	.41
Net realized and unrealized gain (loss)	.43	1.28	(3.09)	(1.47)	5.50	(1.91)
Total from investment operations	.55	1.61	(2.75)	(1.25)	5.76	(1.50)
Distributions from net investment income	(.26)	(.32)	(.26)	(.17)	(.24)	(.38)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(1.33) C	(.32)	(2.96) C	(1.46) C	(.72)	(1.79)
Net asset value, end of period	$16.75	$17.53	$16.24	$21.95	$24.66	$19.62
Total Return D,E,F	3.24%	10.10%	(11.70)%	(5.65)%	30.38%	(7.21)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.05% I	1.07%	1.11%	1.07%	1.09%	1.10%
Expenses net of fee waivers, if any	1.05 % I	1.07%	1.10%	1.07%	1.09%	1.10%
Expenses net of all reductions	1.05% I	1.07%	1.10%	1.07%	1.08%	1.09%
Net investment income (loss)	1.33% I	2.11%	1.96%	.95%	1.24%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$81,556	$83,618	$91,784	$122,949	$138,134	$115,736
Portfolio turnover rate J	49 % I	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.44	$16.16	$21.87	$24.59	$19.58	$22.87
Income from Investment Operations
Net investment income (loss) A,B	.10	.29	.30	.17	.21	.36
Net realized and unrealized gain (loss)	.42	1.28	(3.08)	(1.46)	5.49	(1.90)
Total from investment operations	.52	1.57	(2.78)	(1.29)	5.70	(1.54)
Distributions from net investment income	(.23)	(.29)	(.24)	(.13)	(.22)	(.34)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(1.30) C	(.29)	(2.93)	(1.43)	(.69) C	(1.75)
Net asset value, end of period	$16.66	$17.44	$16.16	$21.87	$24.59	$19.58
Total Return D,E,F	3.09%	9.85%	(11.87)%	(5.83)%	30.14%	(7.42)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.30% I	1.31%	1.31%	1.29%	1.31%	1.31%
Expenses net of fee waivers, if any	1.30 % I	1.30%	1.31%	1.28%	1.31%	1.31%
Expenses net of all reductions	1.30% I	1.30%	1.31%	1.28%	1.30%	1.30%
Net investment income (loss)	1.08% I	1.88%	1.75%	.73%	1.03%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$76,082	$81,022	$84,126	$100,892	$118,778	$98,724
Portfolio turnover rate J	49 % I	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.58	$15.38	$21.00	$23.74	$18.97	$22.26
Income from Investment Operations
Net investment income (loss) A,B	.05	.20	.20	.03	.09	.23
Net realized and unrealized gain (loss)	.41	1.21	(2.97)	(1.39)	5.30	(1.85)
Total from investment operations	.46	1.41	(2.77)	(1.36)	5.39	(1.62)
Distributions from net investment income	(.18)	(.21)	(.16)	(.08)	(.15)	(.26)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(1.26)	(.21)	(2.85)	(1.38)	(.62) C	(1.67)
Net asset value, end of period	$15.78	$16.58	$15.38	$21.00	$23.74	$18.97
Total Return D,E,F	2.84%	9.30%	(12.38)%	(6.35)%	29.36%	(7.95)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.79% I	1.81%	1.87%	1.86%	1.88%	1.89%
Expenses net of fee waivers, if any	1.79 % I	1.81%	1.86%	1.86%	1.88%	1.89%
Expenses net of all reductions	1.79% I	1.81%	1.86%	1.86%	1.87%	1.88%
Net investment income (loss)	.58% I	1.37%	1.20%	.15%	.46%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$4,851	$5,355	$6,937	$12,375	$16,069	$20,774
Portfolio turnover rate J	49 % I	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.86	$16.54	$22.26	$24.96	$19.84	$23.15
Income from Investment Operations
Net investment income (loss) A,B	.15	.38	.40	.27	.31	.46
Net realized and unrealized gain (loss)	.44	1.30	(3.14)	(1.48)	5.56	(1.92)
Total from investment operations	.59	1.68	(2.74)	(1.21)	5.87	(1.46)
Distributions from net investment income	(.26)	(.36)	(.29)	(.19)	(.27)	(.44)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(1.34)	(.36)	(2.98)	(1.49)	(.75)	(1.85)
Net asset value, end of period	$17.11	$17.86	$16.54	$22.26	$24.96	$19.84
Total Return C,D	3.39%	10.40%	(11.43)%	(5.43)%	30.65%	(6.99)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79% G	.80%	.84%	.86%	.88%	.86%
Expenses net of fee waivers, if any	.79 % G	.79%	.83%	.86%	.87%	.86%
Expenses net of all reductions	.79% G	.79%	.83%	.86%	.87%	.85%
Net investment income (loss)	1.59% G	2.39%	2.23%	1.15%	1.46%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$28,646	$60,502	$69,081	$160,565	$197,873	$180,346
Portfolio turnover rate H	49 % G	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.84	$16.52	$22.29	$24.97	$19.85	$23.16
Income from Investment Operations
Net investment income (loss) A,B	.16	.41	.43	.33	.36	.50
Net realized and unrealized gain (loss)	.44	1.30	(3.15)	(1.48)	5.56	(1.92)
Total from investment operations	.60	1.71	(2.72)	(1.15)	5.92	(1.42)
Distributions from net investment income	(.30)	(.39)	(.36)	(.23)	(.32)	(.48)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(1.38)	(.39)	(3.05)	(1.53)	(.80)	(1.89)
Net asset value, end of period	$17.06	$17.84	$16.52	$22.29	$24.97	$19.85
Total Return C,D	3.44%	10.60%	(11.30)%	(5.21)%	30.95%	(6.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.64%	.65%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.64 % G	.64%	.65%	.63%	.64%	.65%
Expenses net of all reductions	.64% G	.64%	.65%	.63%	.64%	.64%
Net investment income (loss)	1.74% G	2.54%	2.41%	1.38%	1.69%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$6,369	$6,508	$6,690	$13,539	$16,573	$9,157
Portfolio turnover rate H	49 % G	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Real Estate Fund	$112,512

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred capital loss carryforwards, Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,768,350
Gross unrealized depreciation	(14,230,958)
Net unrealized appreciation (depreciation)	$46,537,392
Tax cost	$153,159,353

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,504,747)
Total capital loss carryforward	$(2,504,747)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Real Estate Fund	52,865,488	94,021,825
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Class I	.71
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Class I	.71
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	106,122	950
Class M	.25%	.25%	201,036	-
Class C	.75%	.25%	26,232	2,366
			333,390	3,316
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,676
Class M	648
Class CA	50
5,374
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Real Estate Fund	656

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Real Estate Fund	4,893,599	6,609,741	1,276,295
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Advisor Real Estate Fund	144
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Real Estate Fund	72	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Advisor Real Estate Fund
Distributions to shareholders
Class A	$6,128,109	$1,689,144
Class M	5,665,635	1,436,091
Class C	370,255	84,828
Class I	2,433,399	1,372,528
Class Z	516,451	155,581
Total	$15,113,849	$4,738,172
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Advisor Real Estate Fund
Class A
Shares sold	284,444	451,227	$5,106,056	$7,090,438
Reinvestment of distributions	362,737	103,378	6,036,180	1,662,406
Shares redeemed	(547,906)	(1,436,554)	(9,832,733)	(22,498,145)
Net increase (decrease)	99,275	(881,949)	$1,309,503	$(13,745,301)
Class M
Shares sold	98,106	347,408	$1,744,561	$5,408,153
Reinvestment of distributions	341,727	89,517	5,653,615	1,432,781
Shares redeemed	(519,626)	(996,785)	(9,273,841)	(15,582,053)
Net increase (decrease)	(79,793)	(559,860)	$(1,875,665)	$(8,741,119)
Class C
Shares sold	23,012	36,190	$393,666	$540,520
Reinvestment of distributions	23,607	5,452	369,890	82,977
Shares redeemed	(62,265)	(169,564)	(1,063,383)	(2,502,399)
Net increase (decrease)	(15,646)	(127,922)	$(299,827)	$(1,878,902)
Class I
Shares sold	160,233	743,512	$2,950,574	$11,842,316
Reinvestment of distributions	138,698	82,703	2,369,956	1,353,197
Shares redeemed	(2,012,437)	(1,615,757)	(38,119,200)	(26,190,165)
Net increase (decrease)	(1,713,506)	(789,542)	$(32,798,670)	$(12,994,652)
Class Z
Shares sold	62,378	146,206	$1,138,814	$2,345,828
Reinvestment of distributions	28,558	8,833	484,109	144,068
Shares redeemed	(82,431)	(195,106)	(1,477,169)	(3,069,544)
Net increase (decrease)	8,505	(40,067)	$145,754	$(579,648)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.783109.123
ARE-SANN-0425
Fidelity Advisor® Global Real Estate Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Global Real Estate Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.1%
	Shares	Value ($)
AUSTRALIA - 5.7%
Real Estate - 5.7%
Industrial REITs - 0.7%
Goodman Group unit	1,940	43,262
Retail REITs - 2.9%
Charter Hall Retail REIT	34,047	68,374
Scentre Group unit	43,577	98,618
		166,992
Specialized REITs - 2.1%
Arena REIT unit	30,040	71,911
National Storage REIT unit	39,417	54,480
		126,391
TOTAL AUSTRALIA		336,645
BELGIUM - 0.9%
Real Estate - 0.9%
Residential REITs - 0.9%
Xior Student Housing NV (a)	1,656	53,170
Xior Student Housing NV rights (b)	1,190	644
Xior Student Housing NV rights (b)(c)	1,675	2,166

TOTAL BELGIUM		55,980
CANADA - 2.8%
Real Estate - 2.8%
Industrial REITs - 1.1%
Dream Industrial Real Estate Investment Trust	7,845	63,047
Residential REITs - 1.7%
Boardwalk Real Estate Investment Trust	2,396	103,285
TOTAL CANADA		166,332
FRANCE - 2.1%
Real Estate - 2.1%
Diversified REITs - 1.5%
Covivio SA/France	1,613	85,842
Retail REITs - 0.6%
Unibail-Rodamco-Westfield unit	441	36,993
TOTAL FRANCE		122,835
GERMANY - 1.5%
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
LEG Immobilien SE	487	40,255
Vonovia SE	1,652	50,711

TOTAL GERMANY		90,966
HONG KONG - 1.3%
Real Estate - 1.3%
Real Estate Management & Development - 0.3%
Hongkong Land Holdings Ltd (Singapore)	4,630	20,147
Retail REITs - 1.0%
Link REIT	14,564	59,999
TOTAL HONG KONG		80,146
JAPAN - 8.6%
Real Estate - 8.6%
Industrial REITs - 3.0%
GLP J-REIT	33	27,022
LaSalle Logiport REIT	93	85,943
Mitsui Fudosan Logistics Park Inc	101	66,430
		179,395
Real Estate Management & Development - 4.7%
Katitas Co Ltd	2,611	36,504
Mitsubishi Estate Co Ltd	7,035	102,226
Mitsui Fudosan Co Ltd	12,665	114,312
Nomura Real Estate Holdings Inc	800	21,262
		274,304
Residential REITs - 0.9%
Advance Residence Investment Corp	60	55,223
TOTAL JAPAN		508,922
NETHERLANDS - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV (a)(d)	870	14,477
SINGAPORE - 2.8%
Real Estate - 2.8%
Diversified REITs - 0.4%
Mapletree Pan Asia Commercial Trust	24,463	21,666
Real Estate Management & Development - 0.6%
UOL Group Ltd	10,248	38,219
Retail REITs - 1.8%
CapitaLand Integrated Commercial Trust	74,144	105,839
TOTAL SINGAPORE		165,724
SPAIN - 1.1%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Neinor Homes SA (a)(d)	1,416	24,767
Real Estate - 0.7%
Diversified REITs - 0.7%
Merlin Properties Socimi SA	3,600	41,753
TOTAL SPAIN		66,520
SWEDEN - 1.9%
Real Estate - 1.9%
Real Estate Management & Development - 1.9%
Catena AB	2,078	90,614
Swedish Logistic Property AB B Shares (b)	5,551	20,376

TOTAL SWEDEN		110,990
UNITED KINGDOM - 7.7%
Real Estate - 7.7%
Diversified REITs - 1.0%
British Land Co PLC/The	5,476	25,611
LondonMetric Property PLC	14,629	33,810
		59,421
Health Care REITs - 1.2%
Assura PLC	148,037	69,419
Industrial REITs - 0.3%
Segro PLC	2,156	19,178
Office REITs - 0.5%
Great Portland Estates PLC	3,600	12,878
Helical PLC	8,823	19,735
		32,613
Real Estate Management & Development - 2.6%
Grainger PLC	56,343	148,801
Residential REITs - 1.1%
UNITE Group PLC/The	6,296	66,901
Retail REITs - 1.0%
Shaftesbury Capital PLC	39,284	60,544
TOTAL UNITED KINGDOM		456,877
UNITED STATES - 63.5%
Real Estate - 63.5%
Health Care REITs - 8.3%
Ventas Inc	3,165	191,229
Welltower Inc	2,213	302,031
		493,260
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties Inc	243	25,475
Industrial REITs - 12.4%
Americold Realty Trust Inc	3,669	80,168
Prologis Inc	4,463	532,213
STAG Industrial Inc Class A	2,097	71,675
Terreno Realty Corp	767	50,177
		734,233
Residential REITs - 15.7%
American Homes 4 Rent Class A	3,229	111,820
Camden Property Trust	533	60,607
Elme Communities	1,692	25,820
Equity LifeStyle Properties Inc	453	29,649
Equity Residential	2,177	153,762
Flagship Communities REIT Class A	6,130	89,743
Invitation Homes Inc	2,535	78,965
Mid-America Apartment Communities Inc	416	63,473
Sun Communities Inc	1,149	145,349
UDR Inc	4,006	167,211
		926,399
Retail REITs - 11.3%
Acadia Realty Trust	610	14,054
Curbline Properties Corp	1,555	38,051
FrontView REIT Inc	750	12,930
InvenTrust Properties Corp	420	12,491
Kimco Realty Corp	8,229	184,742
Macerich Co/The	2,378	49,415
NNN REIT Inc	3,848	151,573
Phillips Edison & Co Inc	995	36,148
Regency Centers Corp	756	54,311
SITE Centers Corp	1,038	15,549
Tanger Inc	917	30,096
Urban Edge Properties	3,501	71,210
		670,570
Specialized REITs - 15.4%
CubeSmart	1,709	71,265
Digital Realty Trust Inc	1,070	175,330
Equinix Inc	435	397,443
Extra Space Storage Inc	275	42,350
Four Corners Property Trust Inc	1,336	36,646
Iron Mountain Inc	60	6,094
Public Storage Operating Co	631	188,341
		917,469
TOTAL UNITED STATES		3,767,406
TOTAL COMMON STOCKS (Cost $5,235,316)		5,943,820

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,235,316)	5,943,820
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,406)
NET ASSETS - 100.0%	5,940,414

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $92,414 or 1.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,244 or 0.7% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,600	495,676	530,276	972	-	-	-	-	0.0%
Total	34,600	495,676	530,276	972	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	24,767	24,767	-	-
Real Estate	5,919,053	4,887,615	1,031,438	-

Total Investments in Securities:	5,943,820	4,912,382	1,031,438	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $5,235,316):		$5,943,820
Foreign currency held at value (cost $60)		60
Receivable for investments sold		103,310
Receivable for fund shares sold		3,794
Dividends receivable		16,943
Distributions receivable from Fidelity Central Funds		50
Prepaid expenses		5
Receivable from investment adviser for expense reductions		5,674
Other receivables		1,363
Total assets		6,075,019
Liabilities
Payable to custodian bank	$77,337
Payable for investments purchased
Regular delivery	7,898
Delayed delivery	2,166
Accrued management fee	4,196
Distribution and service plan fees payable	1,318
Audit fee payable	35,218
Other payables and accrued expenses	6,472
Total liabilities		134,605
Net Assets		$5,940,414
Net Assets consist of:
Paid in capital		$5,999,249
Total accumulated earnings (loss)		(58,835)
Net Assets		$5,940,414

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,845,291 ÷ 270,933 shares)(a)		$10.50
Maximum offering price per share (100/94.25 of $10.50)		$11.14
Class M :
Net Asset Value and redemption price per share ($1,263,177 ÷ 120,504 shares)(a)		$10.48
Maximum offering price per share (100/96.50 of $10.48)		$10.86
Class C :
Net Asset Value and offering price per share ($230,055 ÷ 21,835 shares)(a)		$10.54
Class I :
Net Asset Value, offering price and redemption price per share ($1,254,392 ÷ 119,401 shares)		$10.51
Class Z :
Net Asset Value, offering price and redemption price per share ($347,499 ÷ 32,792 shares)		$10.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$97,597
Income from Fidelity Central Funds		972
Income before foreign taxes withheld		$98,569
Less foreign taxes withheld		(4,319)
Total income		94,250
Expenses
Management fee	$26,718
Distribution and service plan fees	8,407
Custodian fees and expenses	10,647
Independent trustees' fees and expenses	14
Registration fees	21,026
Audit fees	30,868
Legal	3
Miscellaneous	11
Total expenses before reductions	97,694
Expense reductions	(59,907)
Total expenses after reductions		37,787
Net Investment income (loss)		56,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	112,449
Foreign currency transactions	(505)
Total net realized gain (loss)		111,944
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(236,229)
Assets and liabilities in foreign currencies	179
Total change in net unrealized appreciation (depreciation)		(236,050)
Net gain (loss)		(124,106)
Net increase (decrease) in net assets resulting from operations		$(67,643)
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,463	$121,966
Net realized gain (loss)	111,944	49,985
Change in net unrealized appreciation (depreciation)	(236,050)	300,274
Net increase (decrease) in net assets resulting from operations	(67,643)	472,225
Distributions to shareholders	(143,531)	(127,792)

Share transactions - net increase (decrease)	124,242	445,205
Total increase (decrease) in net assets	(86,932)	789,638

Net Assets
Beginning of period	6,027,346	5,237,708
End of period	$5,940,414	$6,027,346

Financial Highlights
Fidelity Advisor® Global Real Estate Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$10.21	$11.18	$12.49	$9.69	$10.72
Income from Investment Operations
Net investment income (loss) A,B	.10	.23	.23	.17	.17	.15
Net realized and unrealized gain (loss)	(.21)	.67	(1.11)	(1.33)	2.76	(.58)
Total from investment operations	(.11)	.90	(.88)	(1.16)	2.93	(.43)
Distributions from net investment income	(.25)	(.25)	(.09)	(.15)	(.13)	(.23)
Distributions from net realized gain	-	-	-	-	-	(.37)
Total distributions	(.25)	(.25)	(.09)	(.15)	(.13)	(.60)
Net asset value, end of period	$10.50	$10.86	$10.21	$11.18	$12.49	$9.69
Total Return C,D,E	(1.02) %	8.88%	(7.81)%	(9.40)%	30.59%	(4.61)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	3.09% H	4.06%	3.85%	3.19%	4.19%	4.22%
Expenses net of fee waivers, if any	1.20 % H	1.20%	1.20%	1.28%	1.38%	1.40%
Expenses net of all reductions	1.18% H	1.19%	1.19%	1.28%	1.37%	1.39%
Net investment income (loss)	1.78% H	2.31%	2.31%	1.45%	1.60%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$2,845	$2,937	$2,771	$3,021	$2,747	$1,732
Portfolio turnover rate I	35 % H	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Real Estate Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.19	$11.16	$12.46	$9.67	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.09	.21	.20	.14	.14	.12
Net realized and unrealized gain (loss)	(.21)	.65	(1.11)	(1.31)	2.76	(.58)
Total from investment operations	(.12)	.86	(.91)	(1.17)	2.90	(.46)
Distributions from net investment income	(.23)	(.22)	(.06)	(.13)	(.11)	(.21)
Distributions from net realized gain	-	-	-	-	-	(.37)
Total distributions	(.23)	(.22)	(.06)	(.13)	(.11)	(.58)
Net asset value, end of period	$10.48	$10.83	$10.19	$11.16	$12.46	$9.67
Total Return C,D,E	(1.14) %	8.56%	(8.09)%	(9.51)%	30.20%	(4.87)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	3.34% H	4.39%	4.03%	3.39%	4.41%	4.46%
Expenses net of fee waivers, if any	1.45 % H	1.45%	1.45%	1.52%	1.63%	1.66%
Expenses net of all reductions	1.43% H	1.44%	1.45%	1.52%	1.62%	1.64%
Net investment income (loss)	1.53% H	2.06%	2.05%	1.21%	1.35%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,263	$1,271	$918	$1,070	$876	$658
Portfolio turnover rate I	35 % H	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Real Estate Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.21	$11.17	$12.47	$9.63	$10.63
Income from Investment Operations
Net investment income (loss) A,B	.06	.16	.16	.09	.09	.07
Net realized and unrealized gain (loss)	(.21)	.66	(1.11)	(1.33)	2.75	(.58)
Total from investment operations	(.15)	.82	(.95)	(1.24)	2.84	(.51)
Distributions from net investment income	(.15)	(.19)	(.01)	(.06)	-	(.12)
Distributions from net realized gain	-	-	-	-	-	(.37)
Total distributions	(.15)	(.19)	(.01)	(.06)	-	(.49)
Net asset value, end of period	$10.54	$10.84	$10.21	$11.17	$12.47	$9.63
Total Return C,D,E	(1.36) %	8.06%	(8.53)%	(9.97)%	29.49%	(5.31)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	3.81% H	4.78%	4.59%	3.93%	5.02%	4.46%
Expenses net of fee waivers, if any	1.95 % H	1.95%	1.94%	2.02%	2.14%	2.16%
Expenses net of all reductions	1.94% H	1.94%	1.93%	2.02%	2.13%	2.15%
Net investment income (loss)	1.03% H	1.56%	1.57%	.72%	.85%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$230	$271	$193	$203	$223	$185
Portfolio turnover rate I	35 % H	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Real Estate Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$10.23	$11.21	$12.51	$9.71	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.11	.26	.25	.20	.20	.17
Net realized and unrealized gain (loss)	(.21)	.67	(1.11)	(1.32)	2.76	(.58)
Total from investment operations	(.10)	.93	(.86)	(1.12)	2.96	(.41)
Distributions from net investment income	(.28)	(.27)	(.12)	(.18)	(.16)	(.26)
Distributions from net realized gain	-	-	-	-	-	(.37)
Total distributions	(.28)	(.27)	(.12)	(.18)	(.16)	(.63)
Net asset value, end of period	$10.51	$10.89	$10.23	$11.21	$12.51	$9.71
Total Return C,D	(.88) %	9.22%	(7.61)%	(9.12)%	30.82%	(4.40)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	2.77% G	3.75%	3.31%	2.94%	3.81%	3.97%
Expenses net of fee waivers, if any	.95 % G	.95%	.95%	1.02%	1.13%	1.16%
Expenses net of all reductions	.93% G	.94%	.95%	1.02%	1.12%	1.14%
Net investment income (loss)	2.03% G	2.56%	2.55%	1.71%	1.85%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,254	$1,191	$1,162	$1,766	$1,483	$1,066
Portfolio turnover rate H	35 % G	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Real Estate Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$10.31	$11.28	$12.56	$9.73	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.12	.27	.28	.22	.22	.19
Net realized and unrealized gain (loss)	(.21)	.68	(1.13)	(1.32)	2.77	(.59)
Total from investment operations	(.09)	.95	(.85)	(1.10)	2.99	(.40)
Distributions from net investment income	(.30)	(.27)	(.12)	(.18)	(.16)	(.26)
Distributions from net realized gain	-	-	-	-	-	(.37)
Total distributions	(.30)	(.27)	(.12)	(.18)	(.16)	(.63)
Net asset value, end of period	$10.60	$10.99	$10.31	$11.28	$12.56	$9.73
Total Return C,D	(.84) %	9.34%	(7.48)%	(8.93)%	31.07%	(4.29)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	2.64% G	3.61%	3.38%	2.71%	3.72%	3.54%
Expenses net of fee waivers, if any	.80 % G	.80%	.80%	.89%	.97%	1.02%
Expenses net of all reductions	.78% G	.79%	.80%	.89%	.96%	1.00%
Net investment income (loss)	2.18% G	2.71%	2.70%	1.84%	2.01%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$347	$358	$194	$1,303	$1,180	$233
Portfolio turnover rate H	35 % G	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Effective January 31, 2025, the Fund was closed to new accounts.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,024,614
Gross unrealized depreciation	(366,657)
Net unrealized appreciation (depreciation)	$657,957
Tax cost	$5,285,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(527,079)
Long-term	(289,534)
Total capital loss carryforward	$(816,613)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Real Estate Fund	1,256,571	1,104,254

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80
Class Z	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Class I	.80
Class Z	.71

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,799	1,536
Class M	.25%	.25%	3,288	1,514
Class C	.75%	.25%	1,320	226
			8,407	3,276

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	274
Class M	31
Class CA	3
308

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Global Real Estate Fund	38

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Real Estate Fund	37,280	55,147	6,067

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Advisor Global Real Estate Fund	4

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.20%	28,707
Class M	1.45%	12,422
Class C	1.95%	2,456
Class I	.95%	12,142
Class Z	.80%	3,661
		59,388
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $519.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Advisor Global Real Estate Fund
Distributions to shareholders
Class A	$68,341	$65,583
Class M	26,507	20,354
Class C	3,544	4,497
Class I	33,619	28,380
Class Z	11,520	8,978
Total	$143,531	$127,792

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Advisor Global Real Estate Fund
Class A
Shares sold	20,591	25,269	$226,792	$253,147
Reinvestment of distributions	6,546	6,294	68,338	65,581
Shares redeemed	(26,574)	(32,550)	(287,398)	(322,865)
Net increase (decrease)	563	(987)	$7,732	$(4,137)
Class M
Shares sold	2,521	36,978	$27,644	$377,014
Reinvestment of distributions	2,541	1,957	26,507	20,354
Shares redeemed	(1,838)	(11,751)	(19,990)	(115,045)
Net increase (decrease)	3,224	27,184	$34,161	$282,323
Class C
Shares sold	1,203	11,367	$13,520	$113,511
Reinvestment of distributions	338	431	3,544	4,497
Shares redeemed	(4,680)	(5,682)	(52,434)	(56,703)
Net increase (decrease)	(3,139)	6,116	$(35,370)	$61,305
Class I
Shares sold	14,553	10,965	$161,155	$111,722
Reinvestment of distributions	3,174	2,677	33,141	27,921
Shares redeemed	(7,704)	(17,818)	(83,876)	(169,830)
Net increase (decrease)	10,023	(4,176)	$110,420	$(30,187)
Class Z
Shares sold	7,062	17,973	$79,608	$179,119
Reinvestment of distributions	795	577	8,367	6,068
Shares redeemed	(7,612)	(4,792)	(80,676)	(49,286)
Net increase (decrease)	245	13,758	$7,299	$135,901

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Advisor Global Real Estate Fund	44%

In January 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about May 9, 2025.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881281.108
AGRE-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025